UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Consumer Discretionary (15.4%):
Adient PLC	8	$581
Advance Auto Parts, Inc.	1,421	210,677
Amazon.com, Inc.(a)	334	296,104
Aramark	7,583	279,585
AutoZone, Inc.(a)	460	332,603
Bed Bath & Beyond, Inc.	5,381	212,334
Best Buy Co., Inc.	3,475	170,796
Brunswick Corp.	3,057	187,088
Burlington Stores, Inc.(a)	2,003	194,872
CarMax, Inc.(a)	2,935	173,811
Carnival Corp., Class A	4,340	255,669
Cinemark Holdings, Inc.	6,773	300,315
Coach, Inc.	6,013	248,517
Comcast Corp., Class A	10,877	408,866
D.R. Horton, Inc.	7,077	235,735
Darden Restaurants, Inc.	3,771	315,520
Dick’s Sporting Goods, Inc.	3,814	185,589
Discovery Communications, Inc., Class A(a)	7,474	217,419
DISH Network Corp.(a)	3,166	201,009
Dollar General Corp.	2,413	168,258
Dollar Tree, Inc.(a)	2,819	221,179
Domino’s Pizza, Inc.	1,464	269,815
Dunkin’ Brands Group, Inc.	5,123	280,126
Foot Locker, Inc.	2,818	210,815
General Motors Co.	5,625	198,900
Gentex Corp.	11,686	249,263
Genuine Parts Co.	3,219	297,468
Hanesbrands, Inc.	7,976	165,582
Harley-Davidson, Inc.	2,713	164,137
Hasbro, Inc.	2,083	207,925
Hyatt Hotels Corp., Class A(a)	4,902	264,610
Kohl’s Corp.	3,031	120,664
L Brands, Inc.	3,296	155,242
Las Vegas Sands Corp.	3,366	192,098
Lear Corp.	1,400	198,212
Leggett & Platt, Inc.	6,165	310,223
Lennar Corp.	4,759	243,613
LKQ Corp.(a)	8,121	237,702
Lowe’s Co., Inc.	3,567	293,243
Macy’s, Inc.	4,466	132,372
Marriott International, Inc., Class A	3,221	303,354
McDonald’s Corp.	3,188	413,196
MGM Resorts International	8,403	230,242
Mohawk Industries, Inc.(a)	1,070	245,554
Netflix, Inc.(a)	1,064	157,270
Newell Brands, Inc.	4,738	223,491
Nike, Inc., Class B	5,288	294,701
Norwegian Cruise Line Holdings Ltd.(a)	2,851	144,631
NVR, Inc.(a)	152	320,247
Omnicom Group, Inc.	3,720	320,701
O’Reilly Automotive, Inc.(a)	1,019	274,967
Panera Bread Co., Class A(a)	1,075	281,510
Polaris Industries, Inc.(b)	1,940	162,572
Pool Corp.	3,024	360,853
PulteGroup, Inc.	9,831	231,520
PVH Corp.	1,805	186,763
Ross Stores, Inc.	5,190	341,865
Royal Caribbean Cruises Ltd.	1,755	172,183
Scripps Networks Interactive, Inc., Class A	2,853	223,590
Service Corp. International	10,653	328,965
Servicemaster Global Holdings, Inc.(a)	6,863	286,530
Sirius XM Holdings, Inc.(b)	57,484	296,043
Starbucks Corp.	6,152	359,215
Target Corp.	3,862	213,144
TEGNA, Inc.	7,529	192,893
The Gap, Inc.	5,351	129,976

See notes to Schedules of Investments

Security Description	Shares	Value
The Goodyear Tire & Rubber Co.	5,192	$186,912
The Home Depot, Inc.	2,500	367,075
The Interpublic Group of Co., Inc.	10,615	260,811
The Priceline Group, Inc.(a)	134	238,516
The TJX Cos. Inc.	4,236	334,983
The Walt Disney Co.	4,148	470,341
Thor Industries, Inc.	2,003	192,548
Tiffany & Co.	2,477	236,058
Toll Brothers, Inc.(a)	5,786	208,932
Tractor Supply Co.	2,616	180,426
TripAdvisor, Inc.(a)	3,324	143,464
Twenty-First Century Fox, Inc.	7,551	244,577
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	884	252,143
VF Corp.	4,433	243,682
Viacom, Inc., Class B	4,406	205,408
Whirlpool Corp.	1,093	187,264
Wyndham Worldwide Corp.	2,844	239,721
Yum! Brands, Inc.	5,209	332,855
		20,230,229
Consumer Staples (8.6%):
Altria Group, Inc.	5,113	365,170
Archer-Daniels-Midland Co.	5,304	244,196
Blue Buffalo Pet Products, Inc.(a)	9,532	219,236
Brown-Forman Corp., Class B	7,303	337,253
Bunge Ltd.	2,521	199,814
Church & Dwight Co., Inc.	5,826	290,543
Colgate-Palmolive Co.	4,620	338,138
Conagra Brands, Inc.	6,799	274,272
Constellation Brands, Inc., Class A	1,496	242,457
Costco Wholesale Corp.	2,236	374,955
CVS Health Corp.	2,870	225,295
Dr Pepper Snapple Group, Inc.	3,682	360,541
General Mills, Inc.	5,034	297,056
Hormel Foods Corp.	7,348	254,461
Ingredion, Inc.	2,217	266,993
Kimberly-Clark Corp.	2,713	357,112
McCormick & Co., Inc.	3,584	349,620
Mead Johnson Nutrition Co.	1,940	172,815
Molson Coors Brewing Co., Class B	2,602	249,037
Mondelez International, Inc., Class A	5,083	218,976
Monster Beverage Corp.(a)	5,341	246,594
PepsiCo, Inc.	4,050	453,033
Philip Morris International, Inc.	2,923	330,007
Pilgrim’s Pride Corp.	8,427	189,650
Pinnacle Foods, Inc.	4,715	272,857
Spectrum Brands Holdings, Inc.	1,601	222,555
Sysco Corp.	6,032	313,181
The Clorox Co.	2,674	360,535
The Coca-Cola Co.	9,940	421,854
The Estee Lauder Cos., Inc., Class A	3,738	316,945
The Hershey Co.	1,872	204,516
The J.M. Smucker Co.	2,155	282,477
The Kraft Heinz Co.	2,699	245,096
The Kroger Co.	8,171	240,963
The Procter & Gamble Co.	4,316	387,793
Tyson Foods, Inc., Class A	2,963	182,847
Walgreens Boots Alliance, Inc.	3,681	305,707
Wal-Mart Stores, Inc.	5,444	392,404
Whole Foods Market, Inc.	7,934	235,798
		11,242,752
Energy (1.3%):
Cheniere Energy Partners LP Holdings LLC	9,664	235,995
Exxon Mobil Corp.	4,246	348,215
Marathon Petroleum Corp.	3,269	165,215
ONEOK, Inc.	3,725	206,514
Phillips 66	3,893	308,403
Tesoro Corp.	2,178	176,549
Valero Energy Corp.	3,170	210,139
		1,651,030

See notes to Schedules of Investments

Security Description	Shares	Value
Financials (16.8%):
Affiliated Managers Group, Inc.	1,098	$180,006
Aflac, Inc.	5,127	371,297
Alleghany Corp.(a)	597	366,952
Ally Financial, Inc.	9,347	190,025
American Express Co.	3,503	277,122
American Financial Group, Inc.	3,850	367,367
Ameriprise Financial, Inc.	1,334	172,993
Arthur J. Gallagher & Co.	6,476	366,153
Assurant, Inc.	2,608	249,507
Bank of America Corp.	8,249	194,594
Bank of The Ozarks, Inc.	3,190	165,912
BB&T Corp.	5,727	255,997
Berkshire Hathaway, Inc., Class B(a)	2,500	416,700
BlackRock, Inc., Class A	733	281,113
BOK Financial Corp.	2,912	227,922
Brown & Brown, Inc.	7,964	332,258
Capital One Financial Corp.	2,560	221,850
CBOE Holdings, Inc.	3,990	323,469
Cincinnati Financial Corp.	4,550	328,829
Citigroup, Inc.	3,647	218,164
Citizens Financial Group, Inc.	5,038	174,063
CME Group, Inc.	2,592	307,930
CNA Financial Corp.	6,217	274,605
Comerica, Inc.	2,640	181,051
Commerce Bank, Inc.	4,751	266,816
Cullen/Frost Bankers, Inc.	2,305	205,076
Discover Financial Services	3,929	268,704
E*TRADE Financial Corp.(a)	4,955	172,880
East West Bancorp, Inc.	3,395	175,216
Eaton Vance Corp.	4,934	221,833
Erie Indemnity Co., Class A	3,565	437,426
FactSet Research Systems, Inc.	1,733	285,789
Fifth Third Bancorp	7,561	192,049
First Horizon National Corp.	11,289	208,847
First Republic Bank	2,590	242,968
Franklin Resources, Inc.	4,595	193,633
Huntington Bancshares, Inc.	13,766	184,327
Interactive Brokers Group, Inc., Class A	5,973	207,383
Intercontinental Exchange, Inc.	5,321	318,568
Invesco Ltd.	5,521	169,108
JPMorgan Chase & Co.	3,080	270,547
KeyCorp	10,871	193,286
Lincoln National Corp.	2,406	157,473
M&T Bank Corp.	1,603	248,032
Markel Corp.(a)	368	359,116
MarketAxess Holdings, Inc.	1,208	226,488
Marsh & McLennan Co., Inc.	5,270	389,400
Morgan Stanley	4,373	187,339
MSCI, Inc.	2,918	283,600
New York Community Bancorp, Inc.	17,830	249,085
Northern Trust Corp.	2,682	232,208
Old Republic International Corp.	14,129	289,362
PacWest Bancorp	3,592	191,310
People’s United Financial, Inc.	13,797	251,105
Principal Financial Group, Inc.	3,676	231,992
Prosperity Bancshares, Inc.	2,508	174,833
Prudential Financial, Inc.	2,082	222,108
Raymond James Financial, Inc.	2,790	212,765
Regions Financial Corp.	11,841	172,050
Reinsurance Group of America, Inc.	2,774	352,243
S&P Global, Inc.	2,159	282,268
Santander Consumer USA Holdings, Inc.(a)	9,780	130,270
SEI Investments Co.	4,350	219,414
Signature Bank(a)	1,275	189,197
SLM Corp.(a)	13,942	168,698
State Street Corp.	2,579	205,314

See notes to Schedules of Investments

Security Description	Shares	Value
SunTrust Banks, Inc.	3,944	$218,103
SVB Financial Group(a)	774	144,034
Synchrony Financial	6,237	213,929
Synovus Financial Corp.	5,612	230,204
T. Rowe Price Group, Inc.	3,575	243,636
TD Ameritrade Holding Corp.	4,574	177,746
TFS Financial Corp.	22,225	369,380
The Allstate Corp.	5,685	463,270
The Bank of New York Mellon Corp.	5,066	239,267
The Charles Schwab Corp.	4,474	182,584
The Goldman Sachs Group, Inc.	965	221,680
The PNC Financial Services Group, Inc.	2,124	255,390
The Progressive Corp.	9,829	385,100
The Travelers Co., Inc.	3,137	378,134
Torchmark Corp.	4,828	371,949
U.S. Bancorp	6,371	328,106
Unum Group	4,465	209,364
W.R. Berkley Corp.	5,485	387,406
Webster Financial Corp.	3,956	197,958
Wells Fargo & Co.	4,353	242,288
Western Alliance Bancorp(a)	3,887	190,813
Zions Bancorp	4,060	170,520
		22,106,866
Health Care (10.5%):
AbbVie, Inc.	4,000	260,640
ABIOMED, Inc.(a)	1,545	193,434
Aetna, Inc.	2,001	255,228
Agilent Technologies, Inc.	4,897	258,904
Alexion Pharmaceuticals, Inc.(a)	1,042	126,332
Align Technology, Inc.(a)	2,306	264,521
AmerisourceBergen Corp.	1,948	172,398
Amgen, Inc.	1,321	216,736
Anthem, Inc.	1,459	241,289
Baxter International, Inc.	5,581	289,431
Becton, Dickinson & Co.	1,703	312,398
Biogen, Inc.(a)	651	177,996
Bristol-Myers Squibb Co.	2,715	147,642
C.R. Bard, Inc.	1,188	295,266
Cardinal Health, Inc.	2,805	228,748
Celgene Corp.(a)	1,676	208,545
Cerner Corp.(a)	4,166	245,169
Cigna Corp.	1,473	215,780
Danaher Corp.	4,342	371,372
DaVita, Inc.(a)	3,728	253,392
Dentsply Sirona, Inc.	4,757	297,027
Edwards Lifesciences Corp.(a)	1,805	169,796
Eli Lilly & Co.	2,980	250,648
Express Scripts Holding Co.(a)	3,374	222,380
Gilead Sciences, Inc.	3,166	215,035
HCA Holdings, Inc.(a)	2,514	223,721
Henry Schein, Inc.(a)	1,479	251,386
Hologic, Inc.(a)	6,381	271,512
IDEXX Laboratories, Inc.(a)	1,336	206,559
Illumina, Inc.(a)	713	121,666
Incyte Pharmaceuticals, Inc.(a)	1,039	138,883
Intuitive Surgical, Inc.(a)	384	294,324
Johnson & Johnson	3,749	466,938
Laboratory Corp. of America Holdings(a)	1,883	270,154
McKesson Corp.	929	137,734
Mednax, Inc.(a)	3,306	229,370
Merck & Co., Inc.	3,869	245,836
Mettler-Toledo International, Inc.(a)	565	270,584
PerkinElmer, Inc.	5,339	309,983
Pfizer, Inc.	9,391	321,266
Quest Diagnostics, Inc.	3,554	348,967
Regeneron Pharmaceuticals, Inc.(a)	421	163,142
ResMed, Inc.	3,427	246,641
Stryker Corp.	2,315	304,770
Teleflex, Inc.	1,167	226,083

See notes to Schedules of Investments

Security Description	Shares	Value
The Cooper Co., Inc.	1,615	$322,822
Thermo Fisher Scientific, Inc.	1,802	276,788
United Therapeutics Corp.(a)	1,044	141,337
UnitedHealth Group, Inc.	1,943	318,671
Universal Health Services, Inc., Class B	1,541	191,777
Varian Medical Systems, Inc.(a)	3,069	279,678
Veeva Systems, Inc.(a)	4,517	231,632
Waters Corp.(a)	1,485	232,120
WellCare Health Plans, Inc.(a)	1,622	227,421
West Pharmaceutical Services, Inc.	3,171	258,785
Zoetis, Inc.	5,566	297,057
		13,717,714
Industrials (17.5%):
3M Co.	2,409	460,914
A.O. Smith Corp.	5,441	278,362
Acuity Brands, Inc.	842	171,768
Aecom(a)	4,182	148,837
AGCO Corp.	3,797	228,503
Alaska Air Group, Inc.	2,374	218,930
Allison Transmission Holdings, Inc.	7,235	260,894
AMERCO, Inc.	704	268,358
American Airlines Group, Inc.	3,446	145,766
AMETEK, Inc.	5,324	287,922
C.H. Robinson Worldwide, Inc.	4,487	346,800
Cintas Corp.	2,422	306,480
Colfax Corp.(a)	4,150	162,929
Copart, Inc.(a)	5,164	319,807
CSX Corp.	3,464	161,249
Cummins, Inc.	1,497	226,346
Deere & Co.	2,099	228,497
Delta Air Lines, Inc.	3,894	178,968
Donaldson Co., Inc.	5,843	265,973
Dover Corp.	2,899	232,935
Eaton Corp. PLC	3,336	247,364
Emerson Electric Co.	4,213	252,190
Equifax, Inc.	2,134	291,803
Expeditors International of Washington, Inc.	6,699	378,427
Fastenal Co.	4,953	255,080
Fluor Corp.	3,166	166,595
Fortune Brands Home & Security, Inc.	4,620	281,127
General Dynamics Corp.	1,861	348,379
HEICO Corp.	3,340	291,248
Hexcel Corp.	4,867	265,495
Honeywell International, Inc.	2,781	347,263
Hubbell, Inc.	2,860	343,343
Huntington Ingalls Industries, Inc.	1,115	223,268
IDEX Corp.	3,508	328,034
Illinois Tool Works, Inc.	2,714	359,525
Ingersoll-Rand PLC	3,203	260,468
J.B. Hunt Transport Services, Inc.	3,059	280,633
Jacobs Engineering Group, Inc.	3,741	206,803
JetBlue Airways Corp.(a)	9,167	188,932
Kansas City Southern	2,441	209,340
KAR Auction Services, Inc.	6,865	299,795
L3 Technologies, Inc.	1,660	274,381
Lennox International, Inc.	1,806	302,143
Lincoln Electric Holdings, Inc.	2,876	249,809
Lockheed Martin Corp.	1,214	324,866
Macquarie Infrastructure Corp.	3,790	305,398
Manpowergroup, Inc.	1,811	185,754
Masco Corp.	6,482	220,323
MSC Industrial Direct Co., Inc., Class A	2,747	282,282
Nielsen Holdings PLC	4,514	186,473
Nordson Corp.	1,741	213,864
Norfolk Southern Corp.	2,187	244,878
Northrop Grumman Corp.	1,549	368,414
Old Dominion Freight Line, Inc.	2,923	250,121
Orbital ATK, Inc.	1,745	171,010
Oshkosh Corp.	2,580	176,962

See notes to Schedules of Investments

Security Description	Shares	Value
Owens Corning, Inc.	4,110	$252,231
Parker-Hannifin Corp.	1,574	252,344
Quanta Services, Inc.(a)	5,471	203,029
Raytheon Co.	2,275	346,938
Republic Services, Inc., Class A	7,638	479,742
Robert Half International, Inc.	3,781	184,626
Rockwell Automation, Inc.	1,550	241,351
Rockwell Collins, Inc.	3,245	315,284
Rollins, Inc.	9,309	345,643
Roper Technologies, Inc.	1,575	325,222
Sensata Technologies Holding NV(a)	5,288	230,927
Snap-on, Inc.	1,609	271,390
Southwest Airlines Co.	3,081	165,635
Spirit Aerosystems Holdings, Inc.	3,736	216,389
Stanley Black & Decker, Inc.	2,339	310,783
Stericycle, Inc.(a)	2,216	183,684
Textron, Inc.	4,983	237,141
The Middleby Corp.(a)	1,682	229,509
Toro Co.	5,288	330,289
TransDigm Group, Inc.	899	197,924
TransUnion(a)	6,134	235,239
Union Pacific Corp.	2,577	272,956
United Continental Holdings, Inc.(a)	2,197	155,196
United Rentals, Inc.(a)	1,067	133,428
United Technologies Corp.	3,457	387,910
USG Corp.(a)	5,362	170,512
Verisk Analytics, Inc., Class A(a)	4,797	389,229
W.W. Grainger, Inc.	1,069	248,820
Wabtec Corp.	2,721	212,238
Waste Management, Inc.	6,463	471,282
Watsco, Inc.	1,754	251,138
Xylem, Inc.	5,927	297,654
		23,027,711
Information Technology (16.1%):
Activision Blizzard, Inc.	3,689	183,934
Adobe Systems, Inc.(a)	2,383	310,100
Akamai Technologies, Inc.(a)	2,549	152,175
Alliance Data Systems Corp.	875	217,875
Alphabet, Inc., Class A(a)	419	355,228
Amdocs Ltd.	6,146	374,844
Amphenol Corp., Class A	5,442	387,308
Analog Devices, Inc.	2,919	239,212
ANSYS, Inc.(a)	2,791	298,274
Apple, Inc.	2,181	313,321
Applied Materials, Inc.	6,089	236,862
Arista Networks, Inc.(a)	1,190	157,401
Arrow Electronics, Inc.(a)	3,285	241,152
Automatic Data Processing, Inc.	3,280	335,839
Avnet, Inc.	5,470	250,307
Black Knight Financial Services, Inc., Class A(a)(b)	6,549	250,827
Booz Allen Hamilton Holdings Corp.	7,425	262,771
Broadridge Financial Solutions, Inc.	4,704	319,637
CA, Inc.	9,047	286,971
Cadence Design Systems, Inc.(a)	7,583	238,106
CDK Global, Inc.	4,997	324,855
CDW Corp. of Delaware	4,538	261,888
Cisco Systems, Inc.	10,436	352,738
Citrix Systems, Inc.(a)	2,999	250,087
Cognex Corp.	2,432	204,166
Cognizant Technology Solutions Corp., Class A(a)	3,160	188,083
CommScope Holding Co., Inc.(a)	5,582	232,825
Costar Group, Inc.(a)	1,079	223,590
Dolby Laboratories, Inc.	6,753	353,925
eBay, Inc.(a)	6,072	203,837
Echostar Holding Corp.(a)	4,356	248,074
F5 Networks, Inc.(a)	1,626	231,819
Facebook, Inc., Class A(a)	2,153	305,834
Fidelity National Information Services, Inc.	3,874	308,448
Fiserv, Inc.(a)	3,148	362,996

See notes to Schedules of Investments

Security Description	Shares	Value
FleetCor Technologies, Inc.(a)	1,192	$180,505
FLIR Systems, Inc.	6,495	235,639
Gartner, Inc.(a)	2,157	232,934
Genpact Ltd.	12,469	308,732
Global Payments, Inc.	2,733	220,498
Harris Corp.	3,033	337,482
Hewlett Packard Enterprises Co.	9,507	225,316
HP, Inc.	11,618	207,730
Intel Corp.	8,126	293,105
International Business Machines Corp.	1,940	337,832
IPG Photonics Corp.(a)	1,744	210,501
Jabil Circuit, Inc.	7,357	212,764
Jack Henry & Associates, Inc.	4,225	393,347
Juniper Networks, Inc.	7,439	207,027
Keysight Technologies, Inc.(a)	6,831	246,872
KLA-Tencor Corp.	2,649	251,840
Lam Research Corp.	1,934	248,248
Leidos Holdings, Inc.	2,519	128,822
Mastercard, Inc., Class A	2,887	324,701
Maxim Integrated Products, Inc.	5,586	251,147
Microsoft Corp.	5,103	336,083
Motorola Solutions, Inc.	3,745	322,894
NCR Corp.(a)	3,676	167,920
NVIDIA Corp.	1,200	130,716
ON Semiconductor Corp.(a)	11,110	172,094
Oracle Corp.	8,287	369,682
Paychex, Inc.	5,427	319,650
PayPal Holdings, Inc.(a)	5,508	236,954
QUALCOMM, Inc.	3,228	185,094
Red Hat, Inc.(a)	2,419	209,244
Sabre Corp.	9,198	194,906
Skyworks Solutions, Inc.	1,618	158,532
SS&C Technologies Holdings, Inc.	6,327	223,976
SYNNEX Corp.	2,142	239,775
Synopsys, Inc.(a)	4,362	314,631
Texas Instruments, Inc.	3,639	293,157
The Ultimate Software Group, Inc.(a)	1,160	226,444
Total System Services, Inc.	4,287	229,183
Trimble Navigation Ltd.(a)	6,893	220,645
Tyler Technologies, Inc.(a)	1,623	250,851
Vantiv, Inc.(a)	4,435	284,372
VeriSign, Inc.(a)	2,725	237,375
Visa, Inc., Class A	3,610	320,821
VMware, Inc., Class A(a)(b)	2,729	251,450
WEX, Inc.(a)	2,046	211,761
Xerox Corp.	24,290	178,289
Xilinx, Inc.	4,828	279,493
		21,086,343
Materials (4.5%):
Avery Dennison Corp.	3,140	253,084
Berry Plastics Group, Inc.(a)	4,923	239,110
Celanese Corp.	2,513	225,793
Crown Holdings, Inc.(a)	5,573	295,090
Eagle Materials, Inc., Class A	1,856	180,292
Eastman Chemical Co.	3,057	247,006
Ecolab, Inc.	3,283	411,491
FMC Corp.	3,345	232,779
Huntsman Corp.	6,055	148,590
International Flavors & Fragrances, Inc.	2,364	313,301
International Paper Co.	4,945	251,107
LyondellBasell Industries NV, Class A	2,475	225,695
Martin Marietta Materials, Inc.	944	206,028
NewMarket Corp.	670	303,664
Nucor Corp.	2,976	177,727
Packaging Corp. of America	2,660	243,709
Praxair, Inc.	2,950	349,870
Reliance Steel & Aluminum Co.	2,419	193,568
Sealed Air Corp.	6,026	262,613
Sonoco Products Co.	6,624	350,543

See notes to Schedules of Investments

Security Description	Shares	Value
Steel Dynamics, Inc.	4,774	$165,944
The Sherwin-Williams Co.	745	231,092
Vulcan Materials Co.	1,686	203,129
Westlake Chemical Corp.	2,809	185,534
		5,896,759
Real Estate (0.5%):
CBRE Group, Inc., Class A(a)	4,982	173,324
Howard Hughes Corp.(a)	2,552	299,221
Jones Lang LaSalle, Inc.	1,486	165,615
		638,160
Telecommunication Services (0.9%):
AT&T, Inc.	8,484	352,509
CenturyLink, Inc.	8,293	195,466
T-Mobile US, Inc.(a)	3,489	225,355
Verizon Communications, Inc.	7,125	347,344
		1,120,674
Utilities (6.3%):
Alliant Energy Corp.	7,618	301,749
Ameren Corp.	5,895	321,808
American Water Works Co., Inc.	4,046	314,658
Aqua America, Inc.	9,756	313,655
Atmos Energy Corp.	3,996	315,644
Avangrid, Inc.	6,861	293,239
CMS Energy Corp.	7,456	333,581
Consolidated Edison, Inc.	4,138	321,357
Dominion Resources, Inc.	4,108	318,658
DTE Energy Co.	3,366	343,701
Edison International	4,225	336,352
Eversource Energy	5,682	333,988
Exelon Corp.	7,064	254,163
Great Plains Energy, Inc.	11,868	346,783
NextEra Energy, Inc.	2,390	306,804
NiSource, Inc.	12,772	303,846
OGE Energy Corp.	8,400	293,832
PG&E Corp.	5,094	338,038
Pinnacle West Capital Corp.	4,125	343,943
PPL Corp.	8,894	332,547
SCANA Corp.	4,236	276,823
Sempra Energy	2,671	295,146
The Southern Co.	7,285	362,646
Vectren Corp.	5,396	316,260
WEC Energy Group, Inc.	5,272	319,641
Xcel Energy, Inc.	7,426	330,086
		8,268,948
Total Common Stocks (Cost $101,547,818)		128,987,186

Collateral for Securities Loaned (0.7%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	691,725	691,725
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	190,285	190,285
Total Collateral for Securities Loaned (Cost $882,010)		882,010

Total Investments (Cost $102,429,828) — 99.1%		129,869,196
Other assets in excess of liabilities — 0.9%		1,167,054
NET ASSETS - 100.00%		$131,036,250

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to Schedules of Investments

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	18	6/16/17	$2,123,280	$(8,380)

See notes to Schedules of Investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	March 31, 2017
(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (61.5%)
U.S. Treasury Bills
0.68%, 5/25/17 (a)(b)	$2,200,000	$2,197,723
0.88%, 9/28/17 (a)(b)	2,000,000	1,991,198
0.95%, 2/1/18 (a)(b)	2,000,000	1,983,848
U.S. Treasury Notes, 0.88%, 7/15/17 (a)	500,000	500,039
Total U.S. Treasury Obligations (Cost $6,674,998)		6,672,808

Total Investments (Cost $6,674,998) — 61.5%		6,672,808
Other assets in excess of liabilities — 38.5%		4,179,751
NET ASSETS - 100.00%		$10,852,559

(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)	Rate represents the effective yield at purchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Cocoa Future	24	5/15/17	$502,800	$34,569
Coffee ‘C’ Future	10	5/18/17	522,375	(20,755)
Copper Future	9	5/26/17	596,813	(28,321)
Corn Future	31	5/12/17	564,588	(21,255)
Cotton NO.2 Future	16	5/08/17	618,640	(412)
Gasoline RBOB Future	5	4/28/17	357,630	17,505
Gold 100 Oz Future	8	6/28/17	1,000,960	30,435
Lean Hogs Future	17	6/14/17	502,180	(23,195)
Live Cattle Future	14	6/30/17	620,900	19,400
Natural Gas Future	11	4/26/17	350,900	11,991
NEW YORK Harbor USLD Future	6	4/28/17	396,799	14,363
NYMEX WTI Crude Future	7	4/20/17	354,200	10,539
Primary Aluminum Future	18	6/19/17	883,913	33,143
Silver Future	6	5/26/17	547,680	13,169
Soybean Future	11	5/12/17	520,300	(63,230)
Soybean Meal Future	16	5/12/17	493,440	(50,550)
Soybean Oil Future	29	5/12/17	552,972	(48,652)
Sugar #11 Future	21	4/28/17	394,195	(70,889)
Wheat Future	25	5/12/17	533,125	(38,035)
Zinc Future	7	6/19/17	484,925	(30,754)
				$(210,934)

See notes to Schedules of Investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Long/Short Strategy Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (85.3%)
Consumer Discretionary (13.5%):
Advance Auto Parts, Inc.	51	$7,561
Amazon.com, Inc.(a)	12	10,638
Aramark	275	10,139
AutoZone, Inc.(a)	17	12,292
Bed Bath & Beyond, Inc.	194	7,655
Best Buy Co., Inc.	126	6,193
Brunswick Corp.	111	6,793
Burlington Stores, Inc.(a)	73	7,102
CarMax, Inc.(a)	106	6,277
Carnival Corp., Class A	157	9,249
Cinemark Holdings, Inc.	245	10,863
Coach, Inc.	218	9,010
Comcast Corp., Class A	393	14,773
D.R. Horton, Inc.	257	8,561
Darden Restaurants, Inc.	137	11,463
Dick’s Sporting Goods, Inc.	138	6,715
Discovery Communications, Inc., Class A(a)	270	7,854
DISH Network Corp.(a)	114	7,238
Dollar General Corp.	87	6,067
Dollar Tree, Inc.(a)	102	8,002
Domino’s Pizza, Inc.	53	9,768
Dunkin’ Brands Group, Inc.	185	10,116
Foot Locker, Inc.	102	7,631
General Motors Co.	203	7,179
Gentex Corp.	423	9,023
Genuine Parts Co.	116	10,720
Hanesbrands, Inc.(b)	289	6,000
Harley-Davidson, Inc.	98	5,929
Hasbro, Inc.	76	7,587
Hyatt Hotels Corp., Class A(a)	177	9,554
Kohl’s Corp.	110	4,379
L Brands, Inc.	120	5,652
Las Vegas Sands Corp.	122	6,963
Lear Corp.	50	7,079
Leggett & Platt, Inc.	223	11,221
Lennar Corp.	172	8,805
LKQ Corp.(a)	293	8,576
Lowe’s Co., Inc.	129	10,605
Macy’s, Inc.	162	4,802
Marriott International, Inc., Class A	116	10,925
McDonald’s Corp.	115	14,904
MGM Resorts International	304	8,330
Mohawk Industries, Inc.(a)	39	8,950
Netflix, Inc.(a)	39	5,765
Newell Brands, Inc.	171	8,066
Nike, Inc., Class B	192	10,700
Norwegian Cruise Line Holdings Ltd.(a)	104	5,276
NVR, Inc.(a)	5	10,534
Omnicom Group, Inc.	135	11,638
O’Reilly Automotive, Inc.(a)	37	9,984
Panera Bread Co., Class A(a)	39	10,213
Polaris Industries, Inc.	70	5,866
Pool Corp.	110	13,126
PulteGroup, Inc.	356	8,384
PVH Corp.	66	6,829
Ross Stores, Inc.	188	12,384
Royal Caribbean Cruises Ltd.	64	6,279
Scripps Networks Interactive, Inc., Class A	104	8,150
Service Corp. International	385	11,889
Servicemaster Global Holdings, Inc.(a)	248	10,354
Sirius XM Holdings, Inc.(b)	2,079	10,707
Starbucks Corp.	222	12,963
Target Corp.	140	7,727
TEGNA, Inc.	273	6,994
The Gap, Inc.	194	4,712
The Goodyear Tire & Rubber Co.	188	6,768
The Home Depot, Inc.	91	13,363

See notes to Schedules of Investments

Security Description	Shares	Value
The Interpublic Group of Co., Inc.	384	$9,435
The Priceline Group, Inc.(a)	5	8,900
The TJX Cos., Inc.	153	12,099
The Walt Disney Co.	150	17,009
Thor Industries, Inc.	73	7,017
Tiffany & Co.	90	8,577
Toll Brothers, Inc.(a)	210	7,583
Tractor Supply Co.	95	6,552
TripAdvisor, Inc.(a)	121	5,222
Twenty-First Century Fox, Inc.	274	8,875
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	32	9,127
VF Corp.	160	8,795
Viacom, Inc., Class B	159	7,413
Whirlpool Corp.	40	6,853
Wyndham Worldwide Corp.	103	8,682
Yum! Brands, Inc.	188	12,013
		731,966
Consumer Staples (7.5%):
Altria Group, Inc.	185	13,213
Archer-Daniels-Midland Co.	192	8,840
Blue Buffalo Pet Products, Inc.(a)	345	7,935
Brown-Forman Corp., Class B	265	12,238
Bunge Ltd.	91	7,213
Church & Dwight Co., Inc.	211	10,523
Colgate-Palmolive Co.	167	12,223
Conagra Brands, Inc.	246	9,924
Constellation Brands, Inc., Class A	54	8,752
Costco Wholesale Corp.	81	13,582
CVS Health Corp.	104	8,164
Dr Pepper Snapple Group, Inc.	133	13,023
General Mills, Inc.	182	10,739
Hormel Foods Corp.	266	9,212
Ingredion, Inc.	80	9,634
Kimberly-Clark Corp.	98	12,900
McCormick & Co., Inc.	130	12,681
Mead Johnson Nutrition Co.	70	6,236
Molson Coors Brewing Co., Class B	95	9,092
Mondelez International, Inc., Class A	184	7,927
Monster Beverage Corp.(a)	250	11,543
PepsiCo, Inc.	147	16,444
Philip Morris International, Inc.	106	11,967
Pilgrim’s Pride Corp.	305	6,864
Pinnacle Foods, Inc.	171	9,896
Spectrum Brands Holdings, Inc.	58	8,063
Sysco Corp.	218	11,319
The Clorox Co.	97	13,079
The Coca-Cola Co.	360	15,278
The Estee Lauder Cos., Inc., Class A	135	11,447
The Hershey Co.	68	7,429
The J.M. Smucker Co.	78	10,224
The Kraft Heinz Co.	97	8,809
The Kroger Co.	295	8,700
The Procter & Gamble Co.	157	14,105
Tyson Foods, Inc., Class A	107	6,603
Walgreens Boots Alliance, Inc.	133	11,046
Wal-Mart Stores, Inc.	197	14,199
Whole Foods Market, Inc.	287	8,530
		409,596
Energy (1.1%):
Cheniere Energy Partners LP Holdings LLC	350	8,547
Exxon Mobil Corp.	154	12,629
Marathon Petroleum Corp.	118	5,964
ONEOK, Inc.	135	7,484
Phillips 66	140	11,091
Tesoro Corp.	79	6,404
Valero Energy Corp.	114	7,557
		59,676

See notes to Schedules of Investments

Security Description	Shares	Value
Financials (14.4%):
Affiliated Managers Group, Inc.	40	$6,558
Aflac, Inc.	185	13,398
Alleghany Corp.(a)	22	13,523
Ally Financial, Inc.	338	6,872
American Express Co.	127	10,048
American Financial Group, Inc.	140	13,359
Ameriprise Financial, Inc.	49	6,354
Arthur J. Gallagher & Co.	234	13,230
Assurant, Inc.	95	9,089
Bank of America Corp.	299	7,053
Bank of The Ozarks, Inc.	115	5,981
BB&T Corp.	207	9,253
Berkshire Hathaway, Inc., Class B(a)	90	15,001
BlackRock, Inc., Class A	26	9,971
BOK Financial Corp.	105	8,218
Brown & Brown, Inc.	288	12,015
Capital One Financial Corp.	93	8,059
CBOE Holdings, Inc.	144	11,674
Cincinnati Financial Corp.	165	11,925
Citigroup, Inc.	132	7,896
Citizens Financial Group, Inc.	183	6,323
CME Group, Inc.	94	11,167
CNA Financial Corp.	225	9,938
Comerica, Inc.	95	6,515
Commerce Bank, Inc.	172	9,660
Cullen/Frost Bankers, Inc.	84	7,473
Discover Financial Services	142	9,711
E*TRADE Financial Corp.(a)	179	6,245
East West Bancorp, Inc.	122	6,296
Eaton Vance Corp.	178	8,003
Erie Indemnity Co., Class A	129	15,828
FactSet Research Systems, Inc.	63	10,389
Fifth Third Bancorp	274	6,960
First Horizon National Corp.	409	7,567
First Republic Bank	94	8,818
Franklin Resources, Inc.	167	7,037
Huntington Bancshares, Inc.	498	6,668
Interactive Brokers Group, Inc., Class A	216	7,500
Intercontinental Exchange, Inc.	193	11,555
Invesco Ltd.	200	6,126
JPMorgan Chase & Co.	112	9,837
KeyCorp	393	6,988
Lincoln National Corp.	87	5,694
M&T Bank Corp.	58	8,974
Markel Corp.(a)	14	13,662
MarketAxess Holdings, Inc.	44	8,250
Marsh & McLennan Co., Inc.	191	14,113
Morgan Stanley	158	6,769
MSCI, Inc.	105	10,205
New York Community Bancorp, Inc.	645	9,011
Northern Trust Corp.	97	8,398
Old Republic International Corp.	511	10,465
PacWest Bancorp	130	6,924
People’s United Financial, Inc.	500	9,100
Principal Financial Group, Inc.	133	8,394
Prosperity Bancshares, Inc.	91	6,344
Prudential Financial, Inc.	76	8,108
Raymond James Financial, Inc.	101	7,702
Regions Financial Corp.	428	6,219
Reinsurance Group of America, Inc.	101	12,825
S&P Global, Inc.	78	10,198
Santander Consumer USA Holdings, Inc.(a)	354	4,715
SEI Investments Co.	158	7,970
Signature Bank(a)	46	6,826
SLM Corp.(a)	504	6,098
State Street Corp.	94	7,483
SunTrust Banks, Inc.	143	7,908
SVB Financial Group(a)	28	5,211

See notes to Schedules of Investments

Security Description	Shares	Value
Synchrony Financial	226	$7,752
Synovus Financial Corp.	203	8,327
T. Rowe Price Group, Inc.	130	8,860
TD Ameritrade Holding Corp.	166	6,451
TFS Financial Corp.	804	13,362
The Allstate Corp.	206	16,786
The Bank of New York Mellon Corp.	184	8,690
The Charles Schwab Corp.	162	6,611
The Goldman Sachs Group, Inc.	35	8,040
The PNC Financial Services Group, Inc.	77	9,258
The Progressive Corp.	356	13,948
The Travelers Co., Inc.	113	13,621
Torchmark Corp.	175	13,482
U.S. Bancorp	230	11,844
Unum Group	161	7,549
W.R. Berkley Corp.	199	14,055
Webster Financial Corp.	143	7,156
Wells Fargo & Co.	158	8,794
Western Alliance Bancorp(a)	140	6,873
Zions Bancorp	147	6,174
		801,280
Health Care (9.0%):
AbbVie, Inc.	145	9,449
ABIOMED, Inc.(a)	56	7,011
Aetna, Inc.	72	9,184
Agilent Technologies, Inc.	177	9,358
Alexion Pharmaceuticals, Inc.(a)	38	4,607
Align Technology, Inc.(a)	84	9,636
AmerisourceBergen Corp.	70	6,195
Amgen, Inc.	48	7,875
Anthem, Inc.	53	8,765
Baxter International, Inc.	202	10,476
Becton, Dickinson & Co.	61	11,189
Biogen, Inc.(a)	23	6,289
Bristol-Myers Squibb Co.	98	5,329
C.R. Bard, Inc.	43	10,687
Cardinal Health, Inc.	102	8,318
Celgene Corp.(a)	60	7,466
Cerner Corp.(a)	150	8,827
Cigna Corp.	53	7,764
Danaher Corp.	158	13,513
DaVita, Inc.(a)	135	9,176
Dentsply Sirona, Inc.	172	10,740
Edwards Lifesciences Corp.(a)	66	6,209
Eli Lilly & Co.	108	9,084
Express Scripts Holding Co.(a)	122	8,041
Gilead Sciences, Inc.	114	7,743
HCA Holdings, Inc.(a)	91	8,098
Henry Schein, Inc.(a)	53	9,008
Hologic, Inc.(a)	231	9,829
IDEXX Laboratories, Inc.(a)	49	7,576
Illumina, Inc.(a)	26	4,437
Incyte Pharmaceuticals, Inc.(a)	38	5,079
Intuitive Surgical, Inc.(a)	14	10,731
Johnson & Johnson	136	16,939
Laboratory Corp. of America Holdings(a)	68	9,756
McKesson Corp.	33	4,893
Mednax, Inc.(a)	120	8,326
Merck & Co., Inc.	140	8,896
Mettler-Toledo International, Inc.(a)	21	10,057
PerkinElmer, Inc.	194	11,263
Pfizer, Inc.	340	11,631
Quest Diagnostics, Inc.	129	12,666
Regeneron Pharmaceuticals, Inc.(a)	15	5,813
ResMed, Inc.	124	8,924
Stryker Corp.	84	11,059
Teleflex, Inc.	42	8,137
The Cooper Co., Inc.	59	11,793
Thermo Fisher Scientific, Inc.	65	9,984

See notes to Schedules of Investments

Security Description	Shares	Value
United Therapeutics Corp.(a)	38	$5,144
UnitedHealth Group, Inc.	70	11,481
Universal Health Services, Inc., Class B	56	6,969
Varian Medical Systems, Inc.(a)	111	10,115
Veeva Systems, Inc.(a)	164	8,410
Waters Corp.(a)	54	8,441
WellCare Health Plans, Inc.(a)	59	8,272
West Pharmaceutical Services, Inc.	114	9,304
Zoetis, Inc.	202	10,781
		496,743
Industrials (15.4%):
3M Co.	87	16,646
A.O. Smith Corp.	197	10,079
Acuity Brands, Inc.	31	6,324
Aecom(a)	151	5,374
AGCO Corp.	138	8,305
Alaska Air Group, Inc.	86	7,930
Allison Transmission Holdings, Inc.	262	9,448
AMERCO, Inc.	25	9,530
American Airlines Group, Inc.	125	5,288
AMETEK, Inc.	193	10,437
C.H. Robinson Worldwide, Inc.	162	12,521
Cintas Corp.	87	11,009
Colfax Corp.(a)	150	5,889
Copart, Inc.(a)	187	11,581
CSX Corp.	125	5,819
Cummins, Inc.	54	8,165
Deere & Co.	76	8,273
Delta Air Lines, Inc.	141	6,480
Donaldson Co., Inc.	212	9,650
Dover Corp.	105	8,437
Eaton Corp. PLC	121	8,972
Emerson Electric Co.	152	9,099
Equifax, Inc.	77	10,529
Expeditors International of Washington, Inc.	242	13,671
Fastenal Co.	179	9,219
Fluor Corp.	114	5,999
Fortune Brands Home & Security, Inc.	167	10,162
General Dynamics Corp.	68	12,730
HEICO Corp.	121	10,551
Hexcel Corp.	176	9,601
Honeywell International, Inc.	101	12,612
Hubbell, Inc.	104	12,485
Huntington Ingalls Industries, Inc.	41	8,210
IDEX Corp.	127	11,876
Illinois Tool Works, Inc.	98	12,983
Ingersoll-Rand PLC	116	9,433
J.B. Hunt Transport Services, Inc.	111	10,182
Jacobs Engineering Group, Inc.	135	7,462
JetBlue Airways Corp.(a)	332	6,843
Kansas City Southern	88	7,547
KAR Auction Services, Inc.	248	10,830
L3 Technologies, Inc.	60	9,917
Lennox International, Inc.	66	11,041
Lincoln Electric Holdings, Inc.	104	9,033
Lockheed Martin Corp.	44	11,774
Macquarie Infrastructure Corp.	137	11,039
Manpowergroup, Inc.	66	6,770
Masco Corp.	235	7,988
MSC Industrial Direct Co., Inc., Class A	99	10,172
Nielsen Holdings PLC	163	6,734
Nordson Corp.	63	7,739
Norfolk Southern Corp.	79	8,846
Northrop Grumman Corp.	56	13,319
Old Dominion Freight Line, Inc.	105	8,985
Orbital ATK, Inc.	63	6,174
Oshkosh Corp.	94	6,447
Owens Corning, Inc.	149	9,144
Parker-Hannifin Corp.	57	9,138

See notes to Schedules of Investments

Security Description	Shares	Value
Quanta Services, Inc.(a)	198	$7,348
Raytheon Co.	82	12,505
Republic Services, Inc., Class A	276	17,336
Robert Half International, Inc.	137	6,690
Rockwell Automation, Inc.	56	8,720
Rockwell Collins, Inc.	117	11,368
Rollins, Inc.	337	12,513
Roper Technologies, Inc.	57	11,770
Sensata Technologies Holding NV(a)	192	8,385
Snap-on, Inc.	59	9,952
Southwest Airlines Co.	112	6,021
Spirit Aerosystems Holdings, Inc.	135	7,819
Stanley Black & Decker, Inc.	85	11,294
Stericycle, Inc.(a)	80	6,631
Textron, Inc.	180	8,566
The Middleby Corp.(a)	61	8,323
Toro Co.	192	11,992
TransDigm Group, Inc.	32	7,045
TransUnion(a)	222	8,514
Union Pacific Corp.	94	9,956
United Continental Holdings, Inc.(a)	79	5,581
United Rentals, Inc.(a)	39	4,877
United Technologies Corp.	125	14,027
USG Corp.(a)	194	6,169
Verisk Analytics, Inc., Class A(a)	174	14,117
W.W. Grainger, Inc.	39	9,078
Wabtec Corp.	98	7,644
Waste Management, Inc.	234	17,063
Watsco, Inc.	64	9,164
Xylem, Inc.	214	10,747
		833,656
Information Technology (13.9%):
Activision Blizzard, Inc.	133	6,631
Adobe Systems, Inc.(a)	86	11,191
Akamai Technologies, Inc.(a)	92	5,492
Alliance Data Systems Corp.	32	7,968
Alphabet, Inc., Class A(a)	15	12,717
Amdocs Ltd.	222	13,540
Amphenol Corp., Class A	197	14,021
Analog Devices, Inc.	105	8,605
ANSYS, Inc.(a)	101	10,794
Apple, Inc.	79	11,349
Applied Materials, Inc.	221	8,597
Arista Networks, Inc.(a)	43	5,688
Arrow Electronics, Inc.(a)	119	8,736
Automatic Data Processing, Inc.	119	12,184
Avnet, Inc.	198	9,060
Black Knight Financial Services, Inc., Class A(a)	237	9,077
Booz Allen Hamilton Holdings Corp.	269	9,520
Broadridge Financial Solutions, Inc.	170	11,552
CA, Inc.	328	10,404
Cadence Design Systems, Inc.(a)	275	8,635
CDK Global, Inc.	181	11,767
CDW Corp. of Delaware	164	9,464
Cisco Systems, Inc.	378	12,776
Citrix Systems, Inc.(a)	109	9,090
Cognex Corp.	88	7,388
Cognizant Technology Solutions Corp., Class A(a)	114	6,785
CommScope Holding Co., Inc.(a)	202	8,425
Costar Group, Inc.(a)	39	8,082
Dolby Laboratories, Inc.	244	12,788
eBay, Inc.(a)	220	7,385
Echostar Holding Corp.(a)	158	8,998
F5 Networks, Inc.(a)	59	8,412
Facebook, Inc., Class A(a)	78	11,080
Fidelity National Information Services, Inc.	140	11,147
Fiserv, Inc.(a)	114	13,145
FleetCor Technologies, Inc.(a)	43	6,511
FLIR Systems, Inc.	235	8,526

See notes to Schedules of Investments

Security Description	Shares	Value
Gartner, Inc.(a)	78	$8,423
Genpact Ltd.	451	11,167
Global Payments, Inc.	99	7,987
Harris Corp.	110	12,240
Hewlett Packard Enterprises Co.	344	8,153
HP, Inc.	420	7,510
Intel Corp.	294	10,604
International Business Machines Corp.	70	12,190
IPG Photonics Corp.(a)	63	7,604
Jabil Circuit, Inc.	266	7,693
Jack Henry & Associates, Inc.	153	14,245
Juniper Networks, Inc.	269	7,486
Keysight Technologies, Inc.(a)	248	8,963
KLA-Tencor Corp.	95	9,032
Lam Research Corp.	70	8,985
Leidos Holdings, Inc.	91	4,654
Mastercard, Inc., Class A	104	11,697
Maxim Integrated Products, Inc.	203	9,127
Microsoft Corp.	185	12,183
Motorola Solutions, Inc.	136	11,726
NCR Corp.(a)	133	6,075
NVIDIA Corp.	43	4,684
ON Semiconductor Corp.(a)	402	6,227
Oracle Corp.	300	13,382
Paychex, Inc.	196	11,544
PayPal Holdings, Inc.(a)	199	8,561
QUALCOMM, Inc.	117	6,709
Red Hat, Inc.(a)	87	7,526
Sabre Corp.	333	7,056
Skyworks Solutions, Inc.	59	5,781
SS&C Technologies Holdings, Inc.	229	8,107
SYNNEX Corp.	77	8,619
Synopsys, Inc.(a)	158	11,397
Texas Instruments, Inc.	131	10,553
The Ultimate Software Group, Inc.(a)	42	8,199
Total System Services, Inc.	155	8,286
Trimble Navigation Ltd.(a)	249	7,970
Tyler Technologies, Inc.(a)	59	9,119
Vantiv, Inc.(a)	160	10,259
VeriSign, Inc.(a)	99	8,624
Visa, Inc., Class A	131	11,642
VMware, Inc., Class A(a)	99	9,122
WEX, Inc.(a)	74	7,659
Xerox Corp.	879	6,452
Xilinx, Inc.	175	10,131
		762,883
Materials (3.9%):
Avery Dennison Corp.	113	9,108
Berry Plastics Group, Inc.(a)	178	8,645
Celanese Corp.	91	8,176
Crown Holdings, Inc.(a)	202	10,696
Eagle Materials, Inc., Class A	68	6,606
Eastman Chemical Co.	111	8,969
Ecolab, Inc.	119	14,916
FMC Corp.	121	8,420
Huntsman Corp.	219	5,374
International Flavors & Fragrances, Inc.	86	11,398
International Paper Co.	179	9,090
LyondellBasell Industries NV, Class A	89	8,116
Martin Marietta Materials, Inc.	34	7,420
NewMarket Corp.	24	10,878
Nucor Corp.	108	6,450
Packaging Corp. of America	96	8,796
Praxair, Inc.	107	12,690
Reliance Steel & Aluminum Co.	87	6,962
Sealed Air Corp.	218	9,500
Sonoco Products Co.	239	12,648
Steel Dynamics, Inc.	173	6,013
The Sherwin-Williams Co.	27	8,375
Vulcan Materials Co.	61	7,349
Westlake Chemical Corp.	102	6,737
		213,332

See notes to Schedules of Investments

Security Description	Shares	Value
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)	180	$6,262
Howard Hughes Corp.(a)	93	10,905
Jones Lang LaSalle, Inc.	54	6,018
		23,185
Telecommunication Services (0.7%):
AT&T, Inc.	307	12,756
CenturyLink, Inc.	300	7,071
T-Mobile US, Inc.(a)	126	8,138
Verizon Communications, Inc.	257	12,529
		40,494
Utilities (5.5%):
Alliant Energy Corp.	275	10,893
Ameren Corp.	213	11,628
American Water Works Co., Inc.	147	11,432
Aqua America, Inc.	353	11,349
Atmos Energy Corp.	145	11,454
Avangrid, Inc.	248	10,600
CMS Energy Corp.	270	12,080
Consolidated Edison, Inc.	149	11,571
Dominion Resources, Inc.	149	11,558
DTE Energy Co.	122	12,457
Edison International	153	12,180
Eversource Energy	205	12,050
Exelon Corp.	256	9,211
Great Plains Energy, Inc.	429	12,534
NextEra Energy, Inc.	86	11,040
NiSource, Inc.	462	10,991
OGE Energy Corp.	304	10,634
PG&E Corp.	185	12,277
Pinnacle West Capital Corp.	149	12,424
PPL Corp.	322	12,040
SCANA Corp.	153	9,999
Sempra Energy	96	10,608
The Southern Co.	264	13,141
Vectren Corp.	195	11,429
WEC Energy Group, Inc.	191	11,580
Xcel Energy, Inc.	269	11,957
		299,117
Total Common Stocks (Cost $3,844,881)		4,671,928

Collateral for Securities Loaned (0.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	12,640	12,640
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	3,477	3,477
Total Collateral for Securities Loaned (Cost $16,117)		16,117

Total Investments (Cost $3,860,998) — 85.6%		4,688,045
Other assets in excess of liabilities — 14.4%		791,772
NET ASSETS - 100.00%		$5,479,817

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to Schedules of Investments

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	16	6/16/17	$1,887,360	$3,241

See notes to Schedules of Investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Market Neutral Income Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (82.9%)
Australia (3.1%):
Consumer Discretionary (0.2%):
Crown Resorts Ltd.	9,405	$84,821

Energy (0.2%):
Woodside Petroleum Ltd.	4,851	118,811

Financials (1.9%):
Asx Ltd.	3,965	152,872
Australia & New Zealand Banking Group Ltd.	6,193	150,331
Commonwealth Bank of Australia	2,551	167,239
Insurance Australia Group Ltd.	29,002	133,973
Macquarie Group Ltd.	1,632	112,410
QBE Insurance Group Ltd.	8,563	84,279
Suncorp Group Ltd.	13,714	138,359
Westpac Banking Corp.	5,489	146,696
		1,086,159
Industrials (0.3%):
Aurizon Holdings Ltd.	30,819	123,550
Cimic Group Ltd.	2,083	57,140
		180,690
Telecommunication Services (0.3%):
Telstra Corp. Ltd.	40,727	144,883

Utilities (0.2%):
AGL Energy Ltd.	6,483	130,554
		1,745,918
Belgium (0.3%):
Telecommunication Services (0.3%):
Proximus SADP	5,169	161,966

Bermuda (0.1%):
Financials (0.1%):
Invesco Ltd.	2,336	71,552

Brazil (0.7%):
Financials (0.2%):
BB Seguridade Participacoes SA	9,600	89,924

Industrials (0.1%):
CCR SA	12,200	70,353

Utilities (0.4%):
EDP - Energias do Brasil SA	25,000	111,019
Engie Brasil Energia SA	10,162	114,960
		225,979
		386,256
Canada (2.8%):
Consumer Discretionary (0.4%):
Shaw Communications, Inc., Class B	9,955	206,407

Energy (0.5%):
Inter Pipeline Ltd.	6,986	147,264
Pembina Pipeline Corp.	4,527	143,467
		290,731
Financials (0.3%):
IGM Financial, Inc. (b)	5,437	162,166

Materials (0.1%):
Potash Corp. of Saskatchewan, Inc.	4,702	80,341

Telecommunication Services (0.8%):
BCE, Inc.	5,723	253,418
TELUS Corp.	7,114	230,963
		484,381

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Utilities (0.7%):
Canadian Utilities Ltd., Class A	6,010	$176,092
Hydro One Ltd. (c)	11,414	208,159
		384,251
		1,608,277
Cayman Islands (0.2%):
Information Technology (0.2%):
FIH Mobile Ltd.	221,000	86,173

Chile (1.0%):
Consumer Staples (0.2%):
Cencosud SA	41,418	127,350

Financials (0.4%):
Banco Santander Chile	3,052,186	191,462

Utilities (0.4%):
Aguas Andinas SA	180,440	105,257
Empresa Nacional de Electricid SA	175,630	132,566
		237,823
		556,635
China (3.0%):
Consumer Discretionary (0.2%):
Xinhua Winshare Publishing And Media Co. Ltd.	120,000	109,188

Financials (1.0%):
Bank of China Ltd.	257,000	127,805
Bank of Communications Co. Ltd., Class H	149,000	115,987
Central China Securities Co. Ltd., Class H	165,000	89,017
China Construction Bank Corp.	145,000	116,831
China Galaxy Securities Co. Ltd.	107,500	99,271
		548,911
Industrials (0.7%):
China Machinery Engineering Corp.	133,000	97,588
Jiangsu Expressway Co. Ltd.	78,000	112,050
Sinopec Engineering Group Co. Ltd., Class H	102,500	105,241
Zhejiang Expressway Co. Ltd., Class H	88,000	115,110
		429,989
Information Technology (0.2%):
Lenovo Group Ltd.	180,000	118,660

Real Estate (0.8%):
China Evergrande Group (b)	132,778	123,114
China Vanke Co. Ltd.	26,600	71,942
Guangzhou R&f Properties, Class H	46,400	72,492
Red Star Macalline Group Corp. Ltd., Class H (c)	76,400	84,820
Soho China Ltd.	167,000	89,393
		441,761
Utilities (0.1%):
Huaneng Power International, Inc.	136,000	90,869
		1,739,378
Czech Republic (0.6%):
Financials (0.2%):
Komercni Banka AS	2,943	109,403

Telecommunication Services (0.2%):
O2 Czech Republic AS	9,668	108,241

Utilities (0.2%):
CEZ AS	6,908	119,021
		336,665
Denmark (0.2%):
Industrials (0.2%):
ISS A/S	3,455	130,632

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Finland (0.2%):
Financials (0.2%):
Sampo Oyj, Class A	2,493	$118,284

France (1.2%):
Consumer Discretionary (0.2%):
Vivendi Universal SA	5,820	112,890

Energy (0.2%):
Total SA	2,400	121,341

Financials (0.3%):
Credit Agricole SA	5,988	80,930
Natixis SA	11,367	69,971
		150,901
Utilities (0.5%):
Electricite de France SA (b)	8,707	73,153
Suez Environnement Co.	7,737	122,094
Veolia Environnement SA	6,298	118,088
		313,335
		698,467
Germany (0.8%):
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG	1,156	105,466
Daimler AG, Registered Shares	1,497	110,467
ProSiebenSat.1 Media SE	2,590	114,676
		330,609
Materials (0.2%):
Evonik Industries AG	4,022	131,083
		461,692
Greece (0.1%):
Consumer Discretionary (0.1%):
OPAP SA	9,052	84,234

Hong Kong (2.4%):
Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	87,600	85,093

Financials (0.6%):
BOC Hong Kong Holdings Ltd.	30,000	122,623
Hang Seng Bank	10,300	208,956
		331,579
Industrials (0.5%):
MTR Corp. Ltd.	30,500	171,366
Nws Holdings Ltd.	57,000	104,070
		275,436
Real Estate (0.8%):
Hang Lung Properties Ltd.	41,000	106,589
New World Development Co. Ltd.	84,000	103,505
Sino Land Co. Ltd.	56,000	98,207
Swire Pacific Ltd., Class A	15,500	154,931
		463,232
Utilities (0.4%):
China Resources Power Holdings Co. Ltd.	58,000	104,710
Power Assets Holdings Ltd.	14,500	125,077
		229,787
		1,385,127
India (0.3%):
Energy (0.2%):
Coal India Ltd.	23,042	103,860

Materials (0.1%):
Hindustan Zinc Ltd.	16,358	72,790
		176,650

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Indonesia (0.2%):
Consumer Staples (0.2%):
PT Gudang Garam TBK	18,400	$90,504

Ireland (0.2%):
Industrials (0.2%):
Eaton Corp. PLC	1,411	104,626

Italy (1.0%):
Energy (0.2%):
Snam SpA	25,524	110,303

Financials (0.2%):
Assicurazioni Generali SpA	4,115	65,283
Intesa Sanpaolo SpA	20,621	56,086
		121,369
Industrials (0.2%):
Atlantia SpA	4,495	115,943

Utilities (0.4%):
Enel SpA	23,688	111,453
Terna Rete Elettrica Nazionale SpA	23,964	118,789
		230,242
		577,857
Japan (0.6%):
Consumer Discretionary (0.2%):
Nissan Motor Co. Ltd.	9,300	89,690

Information Technology (0.4%):
Canon, Inc.	3,500	109,320
Oracle Corp. Japan	2,000	114,679
		223,999
		313,689
Korea, Republic Of (0.3%):
Telecommunication Services (0.3%):
SK Telecom Co. Ltd.	754	170,397

Malaysia (1.7%):
Consumer Staples (0.2%):
British American Tobacco Malaysia BHD	7,500	77,288

Financials (0.3%):
Malayan Banking BHD	86,000	173,380

Industrials (0.6%):
HAP Seng Consolidated BHD	83,100	168,830
MISC Berhad	108,700	179,792
		348,622
Telecommunication Services (0.4%):
DiGi.Com BHD	189,300	219,509

Utilities (0.2%):
YTL Corp. BHD (b)	389,300	131,127
		949,926
Mexico (0.8%):
Consumer Staples (0.4%):
Kimberly-Clark de Mexico SAB de CV	46,289	100,518
Wal-Mart de Mexico SAB de CV	59,568	137,468
		237,986
Financials (0.2%):
Grupo Financiero Santander Mexico, Class B	58,340	105,277

Industrials (0.2%):
Grupo Aeroportuario del Pacifico SAB de CV	12,062	117,157
		460,420

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Netherlands (0.7%):
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	5,754	$122,950

Financials (0.1%):
NN Group NV	2,870	93,201

Materials (0.2%):
LyondellBasell Industries NV, Class A	1,047	95,476

Telecommunication Services (0.2%):
Koninklijke KPN NV	32,727	98,382
		410,009
Norway (0.4%):
Consumer Staples (0.2%):
Marine Harvest ASA	6,671	101,807

Financials (0.2%):
Gjensidige Forsikring ASA	8,285	126,270
		228,077
Philippines (0.4%):
Telecommunication Services (0.2%):
Globe Telecom, Inc.	2,150	87,071

Utilities (0.2%):
Manila Electric Co.	24,950	136,278
		223,349
Poland (0.3%):
Financials (0.3%):
Bank Pekao SA	2,891	96,289
Powszechny Zaklad Ubezpieczen na Zycie SA	10,450	91,692
		187,981
Portugal (0.2%):
Utilities (0.2%):
EDP - Energias de Portugal SA	33,337	112,707

Qatar (0.6%):
Energy (0.2%):
Qatar Gas Transport Co. Ltd.	20,989	122,599

Industrials (0.2%):
Industries Qatar QSC	2,924	88,684

Real Estate (0.2%):
Barwa Real Estate Co.	11,003	107,889
		319,172
Russian Federation (1.9%):
Financials (0.2%):
Moscow Exchange MICEX	45,890	91,151

Materials (0.7%):
Magnitogorsk Iron & Steel Works OJSC	133,600	87,128
MMC Norilsk Nickel PJSC	760	120,811
Novolipetsk Steel OJSC	43,740	88,152
Severstal Pjsc	6,410	92,460
		388,551
Telecommunication Services (0.8%):
Megafon PJSC	10,260	116,780
Mobile TeleSystems PJSC	26,150	127,055
Rostelecom PJSC	142,250	195,105
		438,940
Utilities (0.2%):
Federal Grid Co. Unified Energy System PJSC	20,090,000	64,137
RusHydro PJSC	4,818,000	80,046
		144,183
		1,062,825

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Singapore (1.0%):
Industrials (0.8%):
Keppel Corp. Ltd.	23,900	$118,579
Singapore Airlines Ltd.	26,000	187,205
Singapore Technologies Engineering Ltd.	52,200	139,217
		445,001
Telecommunication Services (0.2%):
Singapore Telecommunications Ltd.	53,800	150,804
		595,805
South Africa (1.5%):
Consumer Discretionary (0.4%):
The Foschini Group Ltd.	5,690	65,557
Truworths International Ltd.	10,580	68,366
Woolworths Holdings Ltd.	16,078	83,958
		217,881
Financials (0.4%):
Barclays Africa Group Ltd.	7,712	80,291
Investec Ltd.	12,743	86,898
Standard Bank Group Ltd.	7,509	80,613
		247,802
Health Care (0.2%):
Life Healthcare Group Holdings Ltd.	49,589	107,013

Materials (0.2%):
Sasol Ltd.	3,588	105,296

Telecommunication Services (0.3%):
Vodacom Group Ltd.	14,837	168,139
		846,131
Spain (1.8%):
Energy (0.2%):
Repsol SA	6,114	94,715

Financials (0.1%):
Banco Bilbao Vizcaya Argentaria SA	10,063	78,108

Industrials (0.6%):
Abertis Infraestructuras SA	9,631	155,022
ACS, Actividades de Construccion y Servicios SA	2,968	100,881
Ferrovial SA	5,435	108,621
		364,524
Telecommunication Services (0.2%):
Telefonica SA	7,398	82,801

Utilities (0.7%):
Endesa SA	6,066	142,353
Gas Natural SDG SA	5,889	128,803
Red Electrica Corp. SA	7,522	144,217
		415,373
		1,035,521
Sweden (0.4%):
Consumer Discretionary (0.2%):
Hennes & Mauritz AB	3,878	99,000

Financials (0.2%):
Nordea Bank AB	9,737	111,122
		210,122
Switzerland (1.1%):
Consumer Discretionary (0.1%):
Garmin Ltd.	1,735	88,676

Financials (0.6%):
Swiss Re AG	1,615	145,089
UBS Group AG, Registered Shares	4,861	77,720
Zurich Insurance Group AG	473	126,257
		349,066

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.4%):
Swisscom AG (b)	447	$206,101
		643,843
Taiwan (4.1%):
Financials (1.5%):
China Development Financial Holding Corp.	762,000	209,192
First Financial Holding Co. Ltd.	372,000	226,829
Mega Financial Holding Co. Ltd.	158,000	127,506
The Shanghai Commercial & Savings Bank Ltd.	278,000	283,150
		846,677
Information Technology (1.7%):
Asustek Computer, Inc.	16,000	158,208
Compal Electronics, Inc.	233,000	152,036
Inventec Corp.	121,000	90,734
MediaTek, Inc.	15,000	106,295
Nanya Technology Corp.	69,000	110,081
Pegatron Corp.	31,000	91,778
Quanta Computer, Inc.	44,000	89,468
Siliconware Precision Industries Co. Ltd.	129,000	210,499
		1,009,099
Telecommunication Services (0.9%):
Chunghwa Telecom Co. Ltd.	54,000	183,393
Far EasTone Telecommunications Co. Ltd.	66,000	162,060
Taiwan Mobile Co. Ltd.	46,000	169,010
		514,463
		2,370,239
Thailand (1.6%):
Energy (0.4%):
Irpc Public Co. Ltd. (b)	880,100	131,939
Thai Oil PCL	46,300	101,759
		233,698
Industrials (0.2%):
Bts Group Holdings Public Co. Ltd.	573,900	141,169

Real Estate (0.2%):
Land & Houses Public Co. Ltd.	361,200	102,498

Telecommunication Services (0.5%):
Advanced Info Service Public Co. Ltd.	5,800	30,050
Advanced INFO Service Public Co. Ltd.	20,100	104,139
Intouch Holdings Public Co. Ltd.	87,600	142,160
		276,349
Utilities (0.3%):
Glow Energy Public Co. Ltd.	70,400	169,041
		169,041
		922,755
Turkey (0.5%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi AS	9,924	97,239

Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	4,398	109,356

Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	47,640	77,428
		284,023
United Arab Emirates (0.9%):
Financials (0.4%):
Abu Dhabi Commercial Bank PJSC	45,369	84,074
Dubai Islamic Bank PJSC	84,411	128,649
		212,723
Real Estate (0.3%):
Aldar Properties PJSC	158,505	97,565
DAMAC Properties Dubai Co. PJSC	140,435	107,882
		205,447

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.2%):
Emirates Telecom Group Co.	25,219	$124,016
		542,186
United Kingdom (2.8%):
Consumer Discretionary (0.6%):
InterContinental Hotels Group PLC	2,617	128,157
ITV PLC	23,457	64,383
Next PLC	1,349	72,964
Persimmon PLC	1,768	46,379
Taylor Wimpey PLC	18,667	45,144
		357,027
Consumer Staples (0.6%):
Coca-Cola European Partners PLC	3,045	114,766
Imperial Tobacco Group PLC	2,679	129,813
Sainsbury (J) PLC	30,103	99,690
		344,269
Energy (0.2%):
Royal Dutch Shell PLC, Class A	4,295	113,190

Financials (0.2%):
Legal & General Group PLC	19,679	60,925
Standard Life PLC	14,712	65,404
		126,329
Materials (0.2%):
Rio Tinto PLC	1,962	78,992

Telecommunication Services (0.1%):
BT Group PLC	16,080	64,199

Utilities (0.9%):
Centrica PLC	40,096	109,163
National Grid PLC	11,195	142,011
SSE PLC	6,134	113,344
United Utilities Group PLC	10,993	136,851
		501,369
		1,585,375
United States (40.9%):
Consumer Discretionary (7.2%):
American Eagle Outfitters, Inc.	6,571	92,191
Best Buy Co., Inc.	1,470	72,250
Bob Evans Farms, Inc.	1,678	108,852
Brinker International, Inc.	2,856	125,550
Capella Education Co.	1,265	107,557
Chico’s FAS, Inc.	6,145	87,259
Cinemark Holdings, Inc.	2,865	127,034
Coach, Inc.	2,544	105,143
Darden Restaurants, Inc.	1,594	133,370
Dineequity, Inc.	2,469	134,363
DSW, Inc., Class A	4,341	89,772
Ethan Allen Interiors, Inc.	3,239	99,275
GameStop Corp., Class A	3,451	77,820
General Motors Co.	2,379	84,121
Genuine Parts Co.	1,361	125,770
HSN, Inc.	2,310	85,701
Ilg, Inc.	8,536	178,915
Kohl’s Corp.	1,282	51,036
L Brands, Inc.	1,394	65,657
Las Vegas Sands Corp.	1,423	81,211
Leggett & Platt, Inc.	2,607	131,184
Macy’s, Inc.	1,889	55,990
McDonald’s Corp.	1,349	174,844
MDC Holdings, Inc.	4,254	127,818
Movado Group, Inc.	3,735	93,188
New Media Investment Group, Inc.	6,928	98,447
Planet Fitness, Inc., Class A	4,141	79,797
Polaris Industries, Inc. (b)	820	68,716
Sonic Corp.	3,588	90,992

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Sturm Ruger & Co. (b)	1,772	$94,891
Superior Industries International, Inc.	3,706	93,947
Target Corp.	1,633	90,125
The Buckle, Inc. (b)	4,676	86,974
The Cato Corp., Class A	3,541	77,760
The Gap, Inc.	2,263	54,968
The Interpublic Group of Co., Inc.	4,490	110,319
VF Corp.	1,875	103,069
Viacom, Inc., Class B	1,863	86,853
Wingstop, Inc.	3,800	107,464
World Wrestling Entertainment, Inc. (b)	5,448	121,055
Yum! Brands, Inc.	2,203	140,772
		4,122,020
Consumer Staples (4.6%):
Altria Group, Inc.	2,162	154,410
Archer-Daniels-Midland Co.	2,244	103,314
B&G Foods, Inc. (b)	2,679	107,830
Dean Foods Co.	5,943	116,839
General Mills, Inc.	2,130	125,691
John B. Sanfilippo & Son, Inc.	1,241	90,829
Kimberly-Clark Corp.	1,147	150,980
Medifast, Inc.	4,064	180,320
National Beverage Corp.	1,518	128,317
Nu Skin Enterprises, Inc., Class A	1,786	99,194
PepsiCo, Inc.	1,713	191,616
Philip Morris International, Inc.	1,236	139,544
Pilgrim’s Pride Corp.	3,564	80,208
Sanderson Farms, Inc.	1,346	139,769
The Coca-Cola Co.	4,204	178,418
The Procter & Gamble Co.	1,826	164,066
Vector Group Ltd. (b)	9,184	191,027
Wal-Mart Stores, Inc.	2,303	166,000
Weis Markets, Inc.	1,893	112,917
		2,621,289
Energy (0.9%):
Exxon Mobil Corp.	1,796	147,290
Marathon Petroleum Corp.	1,383	69,897
ONEOK, Inc.	1,576	87,374
Phillips 66	1,647	130,475
Valero Energy Corp.	1,341	88,895
		523,931
Financials (7.6%):
AMERISAFE, Inc.	2,091	135,706
Arthur J. Gallagher & Co.	2,739	154,863
Artisan Partners Asset Management, Class A	4,248	117,245
Capitol Federal Financial, Inc.	13,886	203,152
Cincinnati Financial Corp.	1,924	139,048
CME Group, Inc.	1,096	130,205
CNA Financial Corp.	2,630	116,167
Cohen & Steers, Inc.	3,726	148,928
Columbia Banking System, Inc.	3,261	127,146
FBL Financial Group, Inc., Class A	1,792	117,286
Federated Investors, Inc., Class B	4,458	117,424
Glacier Bancorp, Inc.	3,636	123,370
Greenhill & Co., Inc.	3,171	92,910
Janus Capital Group, Inc.	8,672	114,470
Moelis & Co., Class A	2,688	103,488
New York Community Bancorp, Inc.	7,542	105,362
Old National Bancorp	7,946	137,863
Old Republic International Corp.	5,976	122,389
Onebeacon Insurance Group, Ltd.	8,980	143,680
PacWest Bancorp	1,519	80,902
Park National Corp.	1,211	127,397
People’s United Financial, Inc.	5,836	106,215
Principal Financial Group, Inc.	1,555	98,136
Provident Financial Services, Inc.	6,153	159,055
Prudential Financial, Inc.	880	93,878
RLI Corp.	2,272	136,366

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Safety Insurance Group, Inc.	3,018	$211,562
Southside Bancshares, Inc.	3,476	116,689
T. Rowe Price Group, Inc.	1,512	103,043
TFS Financial Corp.	9,400	156,228
Trustmark Corp.	4,411	140,226
Virtu Financial, Inc.	6,617	112,489
Waddell & Reed Financial, Inc., Class A	4,545	77,265
Wells Fargo & Co.	1,841	102,470
WisdomTree Investments, Inc. (b)	7,018	63,723
		4,336,346
Health Care (2.0%):
AbbVie, Inc.	1,692	110,251
Bristol-Myers Squibb Co.	1,148	62,428
Gilead Sciences, Inc.	1,339	90,945
Johnson & Johnson	1,586	197,536
Merck & Co., Inc.	1,636	103,951
Meridian Bioscience, Inc.	6,554	90,445
National Healthcare Corp.	2,632	187,662
Owens & Minor, Inc.	5,258	181,927
Pfizer, Inc.	3,972	135,882
		1,161,027
Industrials (4.6%):
Aircastle Ltd.	4,282	103,325
American Railcar Industries, Inc.	2,525	103,777
Brady Corp., Class A	3,642	140,763
Cummins, Inc.	634	95,861
Douglas Dynamics, Inc.	2,694	82,571
Emerson Electric Co.	1,782	106,670
GATX Corp. (b)	1,878	114,483
H&E Equipment Services, Inc.	2,385	58,480
Herman Miller, Inc.	3,443	108,627
Hillenbrand, Inc.	3,656	131,068
HNI Corp.	1,463	67,430
Insteel Industries, Inc.	2,310	83,483
KAR Auction Services, Inc.	2,904	126,818
Knoll, Inc.	4,306	102,526
Lockheed Martin Corp.	513	137,279
Macquarie Infrastructure Corp.	1,603	129,170
Matson, Inc.	2,547	80,893
McGrath RentCorp	3,844	129,043
Mobile Mini, Inc.	2,679	81,709
National Presto Industries, Inc.	1,567	160,147
Nielsen Holdings PLC	1,910	78,902
Steelcase, Inc., Class A	5,988	100,299
The Greenbrier Cos., Inc.	1,762	75,942
TransDigm Group, Inc.	380	83,661
West Corp.	4,776	116,630
		2,599,557
Information Technology (3.3%):
AVX Corp.	10,929	179,017
CA, Inc.	3,827	121,393
Cisco Systems, Inc.	4,414	149,193
Forrester Research, Inc.	3,274	130,142
HP, Inc.	4,914	87,862
Intel Corp.	3,437	123,973
International Business Machines Corp.	821	142,969
Leidos Holdings, Inc.	1,065	54,464
ManTech International Corp., Class A	3,223	111,613
Maxim Integrated Products, Inc.	2,363	106,241
Monotype Imaging Holdings, Inc.	4,173	83,877
MTS Systems Corp.	2,888	158,984
NIC, Inc.	6,792	137,198
Paychex, Inc.	2,296	135,234
QUALCOMM, Inc.	1,365	78,269
Xerox Corp.	10,274	75,411
		1,875,840

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Materials (1.9%):
Compass Minerals International, Inc. (b)	2,264	$153,612
Domtar Corp.	3,073	112,226
Futurefuel Corp.	6,379	90,454
Innophos Holdings, Inc.	2,082	112,365
International Paper Co.	2,092	106,232
Kaiser Aluminum Corp.	1,367	109,223
Rayonier Advanced Materials, Inc.	4,548	61,171
Schweitzer-Mauduit International, Inc.	3,085	127,781
Sonoco Products Co.	2,802	148,282
Tredegar Corp.	4,574	80,274
		1,101,620
Real Estate (0.4%):
HFF, Inc., Class A	3,556	98,395
The Rmr Group, Inc.	2,340	115,830
		214,225
Telecommunication Services (0.9%):
AT&T, Inc.	3,589	149,123
CenturyLink, Inc.	3,507	82,660
Cogent Communications Holdings, Inc.	2,849	122,649
Verizon Communications, Inc.	3,014	146,933
		501,365
Utilities (7.5%):
8point3 Energy Partners, LP (b)	9,542	129,485
Alliant Energy Corp.	3,222	127,623
Ameren Corp.	2,493	136,093
American States Water Co.	3,344	148,139
Avangrid, Inc.	2,902	124,032
Avista Corp.	4,455	173,968
CMS Energy Corp.	3,153	141,065
Connecticut WTR Service, Inc.	2,421	128,676
Consolidated Edison, Inc.	1,750	135,905
Dominion Resources, Inc.	1,738	134,817
DTE Energy Co.	1,424	145,405
Eversource Energy	2,403	141,248
Exelon Corp.	2,988	107,508
Great Plains Energy, Inc.	5,020	146,684
Middlesex Water Co.	3,066	113,289
NextEra Energy, Inc.	1,011	129,782
NiSource, Inc.	5,403	128,537
NorthWestern Corp.	3,199	187,781
OGE Energy Corp.	3,553	124,284
Otter Tail Corp.	3,857	146,180
PG&E Corp.	2,155	143,006
Pinnacle West Capital Corp.	1,744	145,415
PNM Resources, Inc.	4,457	164,909
PPL Corp.	3,762	140,661
SCANA Corp.	1,791	117,042
Sempra Energy	1,130	124,865
The Southern Co.	3,082	153,422
Unitil Corp.	3,506	157,875
Vectren Corp.	2,282	133,748
WEC Energy Group, Inc.	2,230	135,205
Xcel Energy, Inc.	3,141	139,618
		4,306,267
		23,363,487
Total Common Stocks (Cost $44,848,957)		47,358,932

Rights (0.0%)(d)
South Africa (0.0%):(d)
Health Care (0.0%):(d)
Life Healthcare Group Holdings Ltd. Expires 04/14/17 @ $24.50	16,967	5,697
Total Rights (Cost $—)		5,697

See notes to Schedules of Investments

Security Description	Shares	Fair Value(a)
Collateral for Securities Loaned (2.6%)
United States (2.6%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(e)	1,168,867	$1,168,867
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(e)	321,541	321,541
Total Collateral for Securities Loaned (Cost $1,490,408)		1,490,408

Total Investments (Cost $46,339,365) — 85.5%		48,855,037
Other assets in excess of liabilities — 14.5%		8,307,716
NET ASSETS - 100.00%		$57,162,753

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Chile and Mexico were fair valued as of March 31, 2017.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $292,979 and amounted to 0.5% of net assets.

(d)	Amount represents less than 0.05% of net assets.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LP—Limited Partnership

PLC—Public Liability Co.

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value

S&P E-Mini Option	Put	USD	2,380.00	4/21/2017	175	$(260,750)
Total (Premiums Received $211,484)						$(260,750)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
NASDAQ 100 E-Mini Futures	133	6/16/17	$14,466,410	$187,925

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	221	4/19/17	$2,933,775	$192,391
E-Mini S&P 500 Futures	218	6/16/17	25,715,280	21,729
Mini MSCI EAFE Index Futures	133	6/16/17	11,850,300	(315,011)
Mini MSCI Emerging Markets Index Futures	244	6/16/17	11,729,080	(470,388)
Russell 2000 Mini Index Futures	172	6/16/17	11,905,840	(158,798)
				$(730,077)

See notes to Schedules of Investments

Victory Portfolios	Schedule of Portfolio Investments
Victory CEMP Global High Dividend Defensive Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (99.1%)
VictoryShares Emerging Market Volatility Wtd Index ETF	25,709	$693,115
VictoryShares International High Div Volatility Wtd Index ETF	119,628	3,986,004
VictoryShares US EQ Income Enhanced Volatility Wtd Index ETF	57,054	2,448,758
VictoryShares US Large Cap High Div Volatility Wtd Index ETF	58,594	2,447,471
VictoryShares US Small Cap High Div Volatility Wtd Index ETF	21,921	888,020
Total Affiliated Exchange-Traded Funds (Cost $9,415,980)		10,463,368

Total Investments (Cost $9,415,980) — 99.1%		10,463,368
Other assets in excess of liabilities — 0.9%		90,290
NET ASSETS - 100.00%		$10,553,658

ETF—Exchange-Traded Fund

See notes to Schedules of Investments

Notes to Schedules of Investments
Victory Portfolios II	March 31, 2017
(Unaudited)

1. Federal Tax Information:

At March 31, 2017, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows:

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$103,090,347	$28,542,134	$(1,763,285)	$26,778,849
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	10,914,121	140	(4,241,453)	(4,241,313)
Victory CEMP Long/Short Strategy Fund	3,884,713	856,506	(53,174)	803,332
Victory CEMP Market Neutral Income Fund	46,596,831	3,822,014	(1,563,808)	2,258,206
Victory CEMP Global High Dividend Defensive Fund	9,465,473	1,047,388	(49,493)	997,895

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios II (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 16 funds. The accompanying Schedules of Portfolio Investments are those of the following 5 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Share Classes Offered
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Classes A, C, and I
Victory CEMP Long/Short Strategy Fund	Classes A, C, and I
Victory CEMP Market Neutral Income Fund	Classes A, C, and I
Victory CEMP Global High Dividend Defensive Fund	Classes A and C

Notes to Schedules of Investments —continued
Victory Portfolios II	March 31, 2017
(Unaudited)

The Schedule of Portfolio Investments of the Victory CEMP Commodity Volatility Wtd Index Strategy Fund (the “Commodity Fund”) is consolidated and includes the account of CEMPCSVWF Fund Ltd. a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which invests in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Commodity Fund wholly owns and controls the Subsidiary, and the Commodity Fund and Subsidiary are both managed by Victory Capital Management Inc. (“VCM” or “Adviser”). The Commodity Fund may invest up to 25% of its total assets at the end of each fiscal quarter in its Subsidiary which acts as an investment vehicle in order for the Commodity Fund to indirectly invest in certain investments that are consistent with its investment objectives and policies. Significant intercompany accounts and transactions have been eliminated in consolidation for the Commodity Fund. The accompanying Schedule of Portfolio Investments reflects the financial positions of the Commodity Fund on a consolidated basis with its Subsidiary.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Notes to Schedules of Investments —continued
Victory Portfolios II	March 31, 2017
(Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Victory CEMP Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of March 31, 2017, based upon the three levels defined above, is disclosed in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$128,987,186		$—	$—	$—	$128,987,186	$—
Collateral for Securities Loaned	882,010		—	—	—	882,010	—
Futures Contracts	—		(8,380)	—	—	—	(8,380)
Total	129,869,196		(8,380)	—	—	129,869,196	(8,380)

Victory CEMP Commodity Volatility Wtd Index Strategy Fund
U.S. Treasury Obligations	—		—	6,672,808	—	6,672,808	—
Futures Contracts	—		(210,934)	—	—	—	(210,934)
Total	—		(210,934)	6,672,808	—	6,672,808	(210,934)

Victory CEMP Long/Short Strategy Fund
Common Stocks	4,671,928		—	—	—	4,671,928	—
Collateral for Securities Loaned	16,117		—	—	—	16,117	—
Futures Contracts	—		3,241	—	—	—	3,241
Total	4,688,045		3,241	—	—	4,688,045	3,241

Victory CEMP Market Neutral Income Fund
Common Stocks	26,717,606	(a)	—	20,641,326	—	47,358,932	—
Rights	5,697		—	—	—	5,697	—
Collateral for Securities Loaned	1,490,408		—	—	—	1,490,408	—
Written Options	—		(260,750)	—	—	—	(260,750)
Futures Contracts	—		(542,152)	—	—	—	(542,152)
Total	28,213,711		(802,902)	20,641,326	—	48,855,037	(802,902)

Victory CEMP Global High Dividend Defensive Fund
Affiliated Exchange-Traded Funds	10,463,368		—	—	—	10,463,368	—
Total	$10,463,368		$—	$—	$—	$10,463,368	$—

Notes to Schedules of Investments —continued
Victory Portfolios II	March 31, 2017
(Unaudited)

^                                Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)                          All securities categorized as Brazil, Canada, Chile, Mexico and all ADRs.

There were no transfers between Level 1 and Level 2 as of March 31, 2017.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of

Notes to Schedules of Investments —continued
Victory Portfolios II	March 31, 2017
(Unaudited)

owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of March 31, 2017, the Funds had no open forward foreign exchange currency contracts.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Notes to Schedules of Investments —continued
Victory Portfolios II	March 31, 2017
(Unaudited)

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

The Funds had the following transactions in written put and purchased call options during the period ended March 31, 2017:

	Victory CEMP Market Neutral Income Fund
Written Options	Number of Contracts	Premiums Received
Options outstanding, June 30, 2016	184	$268,473
Options written	534	634,834
Options exercised	—	—
Options expired	—	—
Options closed	(543)	(691,823)
Options outstanding, March 31, 2017	175	$211,484

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such

Notes to Schedules of Investments —continued
Victory Portfolios II	March 31, 2017
(Unaudited)

unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of March 31, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$844,346	$844,346	$37,664
Victory CEMP Long/Short Strategy Fund	15,207	15,207	910
Victory CEMP Market Neutral Income Fund	1,501,497	1,490,408	11,089

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC

Notes to Schedules of Investments —continued
Victory Portfolios II	March 31, 2017
(Unaudited)

after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Victory CEMP Market Neutral Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (15.7%):
Advance Auto Parts, Inc.	2,388	$354,045
Amazon.com, Inc.(a)	564	500,008
Aramark	12,752	470,166
AutoZone, Inc.(a)	776	561,087
Bed Bath & Beyond, Inc.	9,052	357,192
Best Buy Co., Inc.	5,843	287,183
Brunswick Corp.	5,142	314,690
Burlington Stores, Inc.(a)	3,368	327,673
CarMax, Inc.(a)	4,935	292,251
Carnival Corp., Class A	7,301	430,102
Cinemark Holdings, Inc.	11,392	505,121
Coach, Inc.	10,113	417,970
Comcast Corp., Class A	18,293	687,634
D.R. Horton, Inc.	11,905	396,556
Darden Restaurants, Inc.	6,341	530,551
Dick’s Sporting Goods, Inc.	6,415	312,154
Discovery Communications, Inc., Class A(a)	12,568	365,603
DISH Network Corp.(a)	5,323	337,957
Dollar General Corp.	4,059	283,034
Dollar Tree, Inc.(a)	4,744	372,215
Domino’s Pizza, Inc.	2,461	453,562
Dunkin’ Brands Group, Inc.	8,619	471,287
Foot Locker, Inc.	4,739	354,525
General Motors Co.	9,463	334,611
Gentex Corp.	19,656	419,263
Genuine Parts Co.	5,414	500,308
Hanesbrands, Inc.	13,416	278,516
Harley-Davidson, Inc.	4,563	276,062
Hasbro, Inc.	3,502	349,570
Hyatt Hotels Corp., Class A(a)	8,245	445,065
Kohl’s Corp.	5,098	202,951
L Brands, Inc.	5,542	261,028
Las Vegas Sands Corp.	5,663	323,187
Lear Corp.	2,354	333,279
Leggett & Platt, Inc.	10,371	521,869
Lennar Corp.	8,002	409,622
LKQ Corp.(a)	13,659	399,799
Lowe’s Co., Inc.	6,000	493,260
Macy’s, Inc.	7,513	222,685
Marriott International, Inc., Class A	5,416	510,079
McDonald’s Corp.	5,365	695,359
MGM Resorts International	14,135	387,299
Mohawk Industries, Inc.(a)	1,801	413,311
Netflix, Inc.(a)	1,792	264,876
Newell Brands, Inc.	7,968	375,851
Nike, Inc., Class B	8,892	495,552
Norwegian Cruise Line Holdings Ltd.(a)	4,795	243,250
NVR, Inc.(a)	258	543,575
Omnicom Group, Inc.	6,255	539,244
O’Reilly Automotive, Inc.(a)	1,716	463,045
Panera Bread Co., Class A(a)	1,809	473,723
Polaris Industries, Inc.	3,263	273,439
Pool Corp.	5,086	606,912

See notes to schedules of investments.

Security Description	Shares	Value
PulteGroup, Inc.	16,534	$389,376
PVH Corp.	3,037	314,238
Ross Stores, Inc.	8,731	575,111
Royal Caribbean Cruises Ltd.	2,952	289,621
Scripps Networks Interactive, Inc., Class A	4,797	375,941
Service Corp. International	17,918	553,308
Servicemaster Global Holdings, Inc.(a)	11,540	481,795
Sirius XM Holdings, Inc.	96,680	497,902
Starbucks Corp.	10,347	604,161
Target Corp.	6,497	358,569
TEGNA, Inc.	12,662	324,400
The Gap, Inc.	8,997	218,537
The Goodyear Tire & Rubber Co.	8,733	314,388
The Home Depot, Inc.	4,204	617,273
The Interpublic Group of Co., Inc.	17,853	438,648
The Priceline Group, Inc.(a)	224	398,713
The TJX Cos. Inc.	7,124	563,366
The Walt Disney Co.	6,976	791,010
Thor Industries, Inc.	3,370	323,958
Tiffany & Co.	4,167	397,115
Toll Brothers, Inc.(a)	9,731	351,386
Tractor Supply Co.	4,399	303,399
TripAdvisor, Inc.(a)	5,591	241,308
Twenty-First Century Fox, Inc.	12,701	411,385
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	1,488	424,422
VF Corp.	7,454	409,746
Viacom, Inc., Class B	7,412	345,547
Whirlpool Corp.	1,839	315,076
Wyndham Worldwide Corp.	4,782	403,075
Yum! Brands, Inc.	8,761	559,828
		34,031,758
Consumer Staples (8.6%):
Altria Group, Inc.	8,598	614,070
Archer-Daniels-Midland Co.	8,921	410,723
Blue Buffalo Pet Products, Inc.(a)	16,030	368,690
Brown-Forman Corp., Class B	12,281	567,137
Bunge Ltd.	4,242	336,220
Church & Dwight Co., Inc.	9,799	488,676
Colgate-Palmolive Co.	7,769	568,613
Conagra Brands, Inc.	11,434	461,248
Constellation Brands, Inc., Class A	2,518	408,092
Costco Wholesale Corp.	3,760	630,514
CVS Health Corp.	4,825	378,763
Dr Pepper Snapple Group, Inc.	6,194	606,516
General Mills, Inc.	8,466	499,579
Hormel Foods Corp.	12,357	427,923
Ingredion, Inc.	3,732	449,445
Kimberly-Clark Corp.	4,563	600,628
McCormick & Co., Inc.	6,028	588,031
Mead Johnson Nutrition Co.	3,264	290,757
Molson Coors Brewing Co., Class B	4,377	418,923
Mondelez International, Inc., Class A	8,549	368,291
Monster Beverage Corp.(a)	8,981	414,653
PepsiCo, Inc.	6,813	762,102

See notes to schedules of investments.

Security Description	Shares	Value
Philip Morris International, Inc.	4,916	$555,016
Pilgrim’s Pride Corp.	14,173	318,963
Pinnacle Foods, Inc.	7,931	458,967
Spectrum Brands Holdings, Inc.	2,689	373,798
Sysco Corp.	10,144	526,676
The Clorox Co.	4,497	606,331
The Coca-Cola Co.	16,718	709,512
The Estee Lauder Cos., Inc., Class A	6,289	533,244
The Hershey Co.	3,148	343,919
The J.M. Smucker Co.	3,627	475,427
The Kraft Heinz Co.	4,541	412,368
The Kroger Co.	13,743	405,281
The Procter & Gamble Co.	7,258	652,131
Tyson Foods, Inc., Class A	4,984	307,563
Walgreens Boots Alliance, Inc.	6,193	514,329
Wal-Mart Stores, Inc.	9,157	660,037
Whole Foods Market, Inc.	13,345	396,613
		18,909,769
Energy (1.3%):
Cheniere Energy Partners LP Holdings LLC	16,254	396,923
Exxon Mobil Corp.	7,141	585,634
Marathon Petroleum Corp.	5,499	277,919
ONEOK, Inc.	6,265	347,332
Phillips 66	6,546	518,574
Tesoro Corp.	3,664	297,004
Valero Energy Corp.	5,329	353,259
		2,776,645
Financials (17.1%):
Affiliated Managers Group, Inc.	1,847	302,797
Aflac, Inc.	8,625	624,623
Alleghany Corp.(a)	1,005	617,733
Ally Financial, Inc.	15,719	319,567
American Express Co.	5,892	466,116
American Financial Group, Inc.	6,479	618,226
Ameriprise Financial, Inc.	2,242	290,743
Arthur J. Gallagher & Co.	10,894	615,947
Assurant, Inc.	4,387	419,704
Bank of America Corp.	13,874	327,288
Bank of The Ozarks, Inc.	5,368	279,190
BB&T Corp.	9,632	430,550
Berkshire Hathaway, Inc., Class B(a)	4,203	700,556
BlackRock, Inc., Class A	1,233	472,868
BOK Financial Corp.	4,897	383,288
Brown & Brown, Inc.	13,393	558,756
Capital One Financial Corp.	4,305	373,071
CBOE Holdings, Inc.	6,711	544,060
Cincinnati Financial Corp.	7,652	553,010
Citigroup, Inc.	6,133	366,876
Citizens Financial Group, Inc.	8,472	292,708
CME Group, Inc.	4,360	517,968
CNA Financial Corp.	10,459	461,974
Comerica, Inc.	4,442	304,632
Commerce Bank, Inc.	7,988	448,606

See notes to schedules of investments.

Security Description	Shares	Value
Cullen/Frost Bankers, Inc.	3,877	$344,937
Discover Financial Services	6,610	452,058
E*TRADE Financial Corp.(a)	8,334	290,773
East West Bancorp, Inc.	5,710	294,693
Eaton Vance Corp.	8,296	372,988
Erie Indemnity Co., Class A	5,996	735,708
FactSet Research Systems, Inc.	2,916	480,878
Fifth Third Bancorp	12,718	323,037
First Horizon National Corp.	18,985	351,223
First Republic Bank	4,356	408,636
Franklin Resources, Inc.	7,729	325,700
Huntington Bancshares, Inc.	23,151	309,992
Interactive Brokers Group, Inc., Class A	10,048	348,867
Intercontinental Exchange, Inc.	8,950	535,837
Invesco Ltd.	9,285	284,400
JPMorgan Chase & Co.	5,181	455,099
KeyCorp	18,283	325,072
Lincoln National Corp.	4,048	264,942
M&T Bank Corp.	2,693	416,688
Markel Corp.(a)	619	604,057
MarketAxess Holdings, Inc.	2,031	380,792
Marsh & McLennan Co., Inc.	8,863	654,887
Morgan Stanley	7,354	315,045
MSCI, Inc.	4,907	476,911
New York Community Bancorp, Inc.	29,987	418,918
Northern Trust Corp.	4,510	390,476
Old Republic International Corp.	23,763	486,666
PacWest Bancorp	6,040	321,690
People’s United Financial, Inc.	23,206	422,349
Principal Financial Group, Inc.	6,184	390,272
Prosperity Bancshares, Inc.	4,216	293,897
Prudential Financial, Inc.	3,501	373,487
Raymond James Financial, Inc.	4,691	357,736
Regions Financial Corp.	19,915	289,365
Reinsurance Group of America, Inc.	4,666	592,489
S&P Global, Inc.	3,634	475,109
Santander Consumer USA Holdings, Inc.(a)	16,449	219,101
SEI Investments Co.	7,316	369,019
Signature Bank(a)	2,144	318,148
SLM Corp.(a)	23,447	283,709
State Street Corp.	4,339	345,428
SunTrust Banks, Inc.	6,633	366,805
SVB Financial Group(a)	1,303	242,475
Synchrony Financial	10,491	359,841
Synovus Financial Corp.	9,440	387,229
T. Rowe Price Group, Inc.	6,012	409,718
TD Ameritrade Holding Corp.	7,693	298,950
TFS Financial Corp.	37,380	621,256
The Allstate Corp.	9,563	779,288
The Bank of New York Mellon Corp.	8,522	402,494
The Charles Schwab Corp.	7,526	307,136
The Goldman Sachs Group, Inc.	1,624	373,065
The PNC Financial Services Group, Inc.	3,571	429,377
The Progressive Corp.	16,531	647,685
The Travelers Co., Inc.	5,278	636,210

See notes to schedules of investments.

Security Description	Shares	Value
Torchmark Corp.	8,121	$625,642
U.S. Bancorp	10,715	551,823
Unum Group	7,511	352,191
W.R. Berkley Corp.	9,225	651,562
Webster Financial Corp.	6,652	332,866
Wells Fargo & Co.	7,321	407,487
Western Alliance Bancorp(a)	6,536	320,852
Zions Bancorp	6,828	286,776
		37,182,664
Health Care (10.6%):
AbbVie, Inc.	6,728	438,397
ABIOMED, Inc.(a)	2,599	325,395
Aetna, Inc.	3,364	429,078
Agilent Technologies, Inc.	8,237	435,490
Alexion Pharmaceuticals, Inc.(a)	1,751	212,291
Align Technology, Inc.(a)	3,878	444,845
AmerisourceBergen Corp.	3,276	289,926
Amgen, Inc.	2,223	364,728
Anthem, Inc.	2,453	405,677
Baxter International, Inc.	9,387	486,810
Becton, Dickinson & Co.	2,864	525,372
Biogen, Inc.(a)	1,097	299,942
Bristol-Myers Squibb Co.	4,568	248,408
C.R. Bard, Inc.	2,000	497,080
Cardinal Health, Inc.	4,716	384,590
Celgene Corp.(a)	2,821	351,017
Cerner Corp.(a)	7,008	412,421
Cigna Corp.	2,476	362,709
Danaher Corp.	7,305	624,796
DaVita, Inc.(a)	6,269	426,104
Dentsply Sirona, Inc.	7,999	499,458
Edwards Lifesciences Corp.(a)	3,036	285,597
Eli Lilly & Co.	5,011	421,475
Express Scripts Holding Co.(a)	5,676	374,105
Gilead Sciences, Inc.	5,323	361,538
HCA Holdings, Inc.(a)	4,228	376,250
Henry Schein, Inc.(a)	2,487	422,715
Hologic, Inc.(a)	10,730	456,562
IDEXX Laboratories, Inc.(a)	2,247	347,409
Illumina, Inc.(a)	1,200	204,768
Incyte Pharmaceuticals, Inc.(a)	1,747	233,521
Intuitive Surgical, Inc.(a)	644	493,607
Johnson & Johnson	6,305	785,288
Laboratory Corp. of America Holdings(a)	3,167	454,369
McKesson Corp.	1,560	231,286
Mednax, Inc.(a)	5,562	385,892
Merck & Co., Inc.	6,507	413,455
Mettler-Toledo International, Inc.(a)	949	454,486
PerkinElmer, Inc.	8,978	521,263
Pfizer, Inc.	15,794	540,313
Quest Diagnostics, Inc.	5,980	587,176
Regeneron Pharmaceuticals, Inc.(a)	708	274,357
ResMed, Inc.	5,766	414,979
Stryker Corp.	3,892	512,382

See notes to schedules of investments.

Security Description	Shares	Value
Teleflex, Inc.	1,963	$380,292
The Cooper Co., Inc.	2,718	543,300
Thermo Fisher Scientific, Inc.	3,032	465,715
United Therapeutics Corp.(a)	1,755	237,592
UnitedHealth Group, Inc.	3,269	536,149
Universal Health Services, Inc., Class B	2,588	322,077
Varian Medical Systems, Inc.(a)	5,163	470,504
Veeva Systems, Inc.(a)	7,599	389,677
Waters Corp.(a)	2,501	390,931
WellCare Health Plans, Inc.(a)	2,729	382,633
West Pharmaceutical Services, Inc.	5,331	435,063
Zoetis, Inc.	9,363	499,703
		23,070,963
Industrials (17.9%):
3M Co.	4,053	775,460
A.O. Smith Corp.	9,152	468,216
Acuity Brands, Inc.	1,417	289,068
Aecom(a)	7,034	250,340
AGCO Corp.	6,388	384,430
Alaska Air Group, Inc.	3,991	368,050
Allison Transmission Holdings, Inc.	12,166	438,706
AMERCO, Inc.	1,186	452,091
American Airlines Group, Inc.	5,796	245,171
AMETEK, Inc.	8,955	484,286
C.H. Robinson Worldwide, Inc.	7,546	583,230
Cintas Corp.	4,074	515,524
Colfax Corp.(a)	6,979	273,996
Copart, Inc.(a)	8,685	537,862
CSX Corp.	5,826	271,200
Cummins, Inc.	2,520	381,024
Deere & Co.	3,532	384,494
Delta Air Lines, Inc.	6,547	300,900
Donaldson Co., Inc.	9,828	447,371
Dover Corp.	4,876	391,787
Eaton Corp. PLC	5,611	416,056
Emerson Electric Co.	7,085	424,108
Equifax, Inc.	3,587	490,486
Expeditors International of Washington, Inc.	11,266	636,417
Fastenal Co.	8,331	429,047
Fluor Corp.	5,324	280,149
Fortune Brands Home & Security, Inc.	7,769	472,744
General Dynamics Corp.	3,132	586,310
HEICO Corp.	5,616	489,715
Hexcel Corp.	8,184	446,437
Honeywell International, Inc.	4,677	584,017
Hubbell, Inc.	4,810	577,441
Huntington Ingalls Industries, Inc.	1,873	375,050
IDEX Corp.	5,900	551,709
Illinois Tool Works, Inc.	4,565	604,725
Ingersoll-Rand PLC	5,388	438,152
J.B. Hunt Transport Services, Inc.	5,145	472,003
Jacobs Engineering Group, Inc.	6,293	347,877
JetBlue Airways Corp.(a)	15,416	317,724
Kansas City Southern	4,104	351,959

See notes to schedules of investments.

Security Description	Shares	Value
KAR Auction Services, Inc.	11,546	$504,214
L3 Technologies, Inc.	2,789	460,994
Lennox International, Inc.	3,038	508,257
Lincoln Electric Holdings, Inc.	4,838	420,229
Lockheed Martin Corp.	2,040	545,904
Macquarie Infrastructure Corp.	6,377	513,859
Manpowergroup, Inc.	3,048	312,633
Masco Corp.	10,902	370,559
MSC Industrial Direct Co., Inc., Class A	4,618	474,545
Nielsen Holdings PLC	7,592	313,626
Nordson Corp.	2,928	359,676
Norfolk Southern Corp.	3,677	411,714
Northrop Grumman Corp.	2,608	620,287
Old Dominion Freight Line, Inc.	4,913	420,405
Orbital ATK, Inc.	2,936	287,728
Oshkosh Corp.	4,341	297,749
Owens Corning, Inc.	6,913	424,251
Parker-Hannifin Corp.	2,648	424,527
Quanta Services, Inc.(a)	9,200	341,412
Raytheon Co.	3,829	583,923
Republic Services, Inc., Class A	12,846	806,857
Robert Half International, Inc.	6,357	310,412
Rockwell Automation, Inc.	2,610	406,403
Rockwell Collins, Inc.	5,460	530,494
Rollins, Inc.	15,660	581,456
Roper Technologies, Inc.	2,649	546,992
Sensata Technologies Holding NV(a)	8,892	388,314
Snap-on, Inc.	2,709	456,927
Southwest Airlines Co.	5,183	278,638
Spirit Aerosystems Holdings, Inc.	6,286	364,085
Stanley Black & Decker, Inc.	3,937	523,109
Stericycle, Inc.(a)	3,730	309,180
Textron, Inc.	8,381	398,852
The Middleby Corp.(a)	2,830	386,154
Toro Co.	8,892	555,393
TransDigm Group, Inc.	1,514	333,322
TransUnion(a)	10,314	395,542
Union Pacific Corp.	4,337	459,375
United Continental Holdings, Inc.(a)	3,694	260,944
United Rentals, Inc.(a)	1,795	224,465
United Technologies Corp.	5,814	652,388
USG Corp.(a)	9,019	286,804
Verisk Analytics, Inc., Class A(a)	8,067	654,557
W.W. Grainger, Inc.	1,800	418,968
Wabtec Corp.	4,575	356,850
Waste Management, Inc.	10,871	792,713
Watsco, Inc.	2,951	422,524
Xylem, Inc.	9,969	500,643
		38,734,185
Information Technology (16.2%):
Activision Blizzard, Inc.	6,204	309,331
Adobe Systems, Inc.(a)	4,005	521,171
Akamai Technologies, Inc.(a)	4,287	255,934
Alliance Data Systems Corp.	1,469	365,781

See notes to schedules of investments.

Security Description	Shares	Value
Alphabet, Inc., Class A(a)	704	$596,851
Amdocs Ltd.	10,338	630,515
Amphenol Corp., Class A	9,154	651,489
Analog Devices, Inc.	4,908	402,211
ANSYS, Inc.(a)	4,694	501,648
Apple, Inc.	3,669	527,089
Applied Materials, Inc.	10,241	398,375
Arista Networks, Inc.(a)	2,003	264,937
Arrow Electronics, Inc.(a)	5,524	405,517
Automatic Data Processing, Inc.	5,516	564,783
Avnet, Inc.	9,198	420,900
Black Knight Financial Services, Inc., Class A(a)	11,014	421,836
Booz Allen Hamilton Holdings Corp.	12,488	441,950
Broadridge Financial Solutions, Inc.	7,914	537,756
CA, Inc.	15,215	482,620
Cadence Design Systems, Inc.(a)	12,753	400,444
CDK Global, Inc.	8,403	546,279
CDW Corp. of Delaware	7,633	440,500
Cisco Systems, Inc.	17,551	593,223
Citrix Systems, Inc.(a)	5,043	420,536
Cognex Corp.	4,090	343,356
Cognizant Technology Solutions Corp., Class A(a)	5,314	316,289
CommScope Holding Co., Inc.(a)	9,388	391,573
Costar Group, Inc.(a)	1,815	376,104
Dolby Laboratories, Inc.	11,358	595,273
eBay, Inc.(a)	10,210	342,750
Echostar Holding Corp.(a)	7,326	417,216
F5 Networks, Inc.(a)	2,736	390,072
Facebook, Inc., Class A(a)	3,624	514,789
Fidelity National Information Services, Inc.	6,516	518,804
Fiserv, Inc.(a)	5,295	610,567
FleetCor Technologies, Inc.(a)	2,006	303,769
FLIR Systems, Inc.	10,924	396,323
Gartner, Inc.(a)	3,630	392,004
Genpact Ltd.	20,972	519,267
Global Payments, Inc.	4,597	370,886
Harris Corp.	5,101	567,588
Hewlett Packard Enterprises Co.	15,990	378,963
HP, Inc.	19,541	349,393
Intel Corp.	13,666	492,933
International Business Machines Corp.	3,263	568,219
IPG Photonics Corp.(a)	2,935	354,255
Jabil Circuit, Inc.	12,373	357,827
Jack Henry & Associates, Inc.	7,107	661,663
Juniper Networks, Inc.	12,513	348,237
Keysight Technologies, Inc.(a)	11,490	415,249
KLA-Tencor Corp.	4,456	423,632
Lam Research Corp.	3,252	417,427
Leidos Holdings, Inc.	4,239	216,782
Mastercard, Inc., Class A	4,858	546,379
Maxim Integrated Products, Inc.	9,393	422,309
Microsoft Corp.	8,583	565,276
Motorola Solutions, Inc.	6,300	543,186
NCR Corp.(a)	6,184	282,485
NVIDIA Corp.	2,019	219,930

See notes to schedules of investments.

Security Description	Shares	Value
ON Semiconductor Corp.(a)	18,686	$289,446
Oracle Corp.	13,939	621,818
Paychex, Inc.	9,130	537,757
PayPal Holdings, Inc.(a)	9,264	398,537
QUALCOMM, Inc.	5,427	311,184
Red Hat, Inc.(a)	4,068	351,882
Sabre Corp.	15,471	327,830
Skyworks Solutions, Inc.	2,724	266,898
SS&C Technologies Holdings, Inc.	10,638	376,585
SYNNEX Corp.	3,601	403,096
Synopsys, Inc.(a)	7,336	529,146
Texas Instruments, Inc.	6,119	492,946
The Ultimate Software Group, Inc.(a)	1,951	380,855
Total System Services, Inc.	7,211	385,500
Trimble Navigation Ltd.(a)	11,594	371,124
Tyler Technologies, Inc.(a)	2,731	422,103
Vantiv, Inc.(a)	7,460	478,335
VeriSign, Inc.(a)	4,583	399,225
Visa, Inc., Class A	6,074	539,796
VMware, Inc., Class A(a)	4,590	422,923
WEX, Inc.(a)	3,442	356,247
Xerox Corp.	40,854	299,868
Xilinx, Inc.	8,123	470,240
		35,465,792
Materials (4.6%):
Avery Dennison Corp.	5,283	425,810
Berry Plastics Group, Inc.(a)	8,279	402,111
Celanese Corp.	4,223	379,437
Crown Holdings, Inc.(a)	9,373	496,300
Eagle Materials, Inc., Class A	3,122	303,271
Eastman Chemical Co.	5,140	415,312
Ecolab, Inc.	5,520	691,877
FMC Corp.	5,624	391,374
Huntsman Corp.	10,183	249,891
International Flavors & Fragrances, Inc.	3,976	526,939
International Paper Co.	8,319	422,439
LyondellBasell Industries NV, Class A	4,163	379,624
Martin Marietta Materials, Inc.	1,589	346,799
NewMarket Corp.	1,126	510,337
Nucor Corp.	5,004	298,839
Packaging Corp. of America	4,473	409,816
Praxair, Inc.	4,964	588,730
Reliance Steel & Aluminum Co.	4,069	325,601
Sealed Air Corp.	10,134	441,640
Sonoco Products Co.	11,139	589,476
Steel Dynamics, Inc.	8,030	279,123
The Sherwin-Williams Co.	1,252	388,358
Vulcan Materials Co.	2,837	341,802
Westlake Chemical Corp.	4,723	311,954
		9,916,860
Real Estate (0.5%):
CBRE Group, Inc., Class A(a)	8,378	291,471
Howard Hughes Corp.(a)	4,292	503,237

See notes to schedules of investments.

Security Description	Shares	Value
Jones Lang LaSalle, Inc.	2,503	$278,959
		1,073,667
Telecommunication Services (0.9%):
AT&T, Inc.	14,268	592,836
CenturyLink, Inc.	13,948	328,754
T-Mobile US, Inc.(a)	5,870	379,143
Verizon Communications, Inc.	11,985	584,269
		1,885,002
Utilities (6.3%):
Alliant Energy Corp.	12,814	507,563
Ameren Corp.	9,914	541,205
American Water Works Co., Inc.	6,807	529,380
Aqua America, Inc.	16,407	527,485
Atmos Energy Corp.	6,722	530,971
Avangrid, Inc.	11,537	493,091
CMS Energy Corp.	12,540	561,040
Consolidated Edison, Inc.	6,958	540,358
Dominion Resources, Inc.	6,911	536,086
DTE Energy Co.	5,664	578,351
Edison International	7,107	565,788
Eversource Energy	9,556	561,702
Exelon Corp.	11,883	427,550
Great Plains Energy, Inc.	19,961	583,261
NextEra Energy, Inc.	4,017	515,662
NiSource, Inc.	21,482	511,057
OGE Energy Corp.	14,130	494,267
PG&E Corp.	8,568	568,572
Pinnacle West Capital Corp.	6,937	578,407
PPL Corp.	14,959	559,317
SCANA Corp.	7,123	465,488
Sempra Energy	4,492	496,366
The Southern Co.	12,251	609,856
Vectren Corp.	9,075	531,886
WEC Energy Group, Inc.	8,867	537,606
Xcel Energy, Inc.	12,489	555,136
		13,907,451
Total Common Stocks (Cost $207,803,658)		216,954,756

Total Investments (Cost $207,803,658) — 99.7%		216,954,756
Other assets in excess of liabilities — 0.3%		638,917
NET ASSETS - 100.00%		$217,593,673

(a)	Non-income producing security.

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	5	6/16/17	$589,800	$(1,875)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (17.7%):
Aaron’s, Inc.	2,687	$79,911
American Axle & Manufacturing Holdings, Inc.(a)	3,145	59,063
American Eagle Outfitters, Inc.	5,373	75,383
American Outdoor Brands Corp.(a)	3,207	63,531
Asbury Automotive Group, Inc.(a)	1,258	75,606
Big Lots, Inc.	1,867	90,885
BJ’s Restaurants, Inc.(a)	2,506	101,242
Bob Evans Farms, Inc.	1,372	89,002
Bojangles’, Inc.(a)	4,336	88,888
Boyd Gaming Corp.(a)	5,340	117,533
Brinker International, Inc.	2,336	102,691
Buffalo Wild Wings, Inc.(a)	601	91,803
Caesars Acquisition Co.(a)	3,862	59,475
Caleres, Inc.	2,487	65,707
Capella Education Co.	1,034	87,916
Carrols Restaurant Group, Inc.(a)	5,353	75,745
Cavco Industries, Inc.(a)	865	100,686
Chico’s FAS, Inc.	5,024	71,341
Churchill Downs, Inc.	933	148,206
Cooper Tire & Rubber Co.	2,223	98,590
Cooper-Standard Holding(a)	840	93,181
Core-Mark Holding Co., Inc.	2,558	79,784
Dana Holding Corp.	3,859	74,517
Dave & Buster’s Entertainment, Inc.(a)	1,360	83,082
Dillard’s, Inc.	1,237	64,621
Dineequity, Inc.	2,019	109,874
Dorman Products, Inc.(a)	1,295	106,358
DSW, Inc., Class A	3,549	73,393
Duluth Holdings, Inc.(a)	2,851	60,698
Eldorado Resorts, Inc.(a)	4,600	87,055
Ethan Allen Interiors, Inc.	2,647	81,131
Express, Inc.(a)	4,976	45,331
Five Below, Inc.(a)	1,969	85,277
Fossil Group, Inc.(a)	2,988	52,141
Fox Factory Holding Corp.(a)	3,358	96,375
Francesca’s Holdings Corp.(a)	3,189	48,951
GameStop Corp., Class A	2,822	63,636
Genesco, Inc.(a)	794	44,027
Gentherm, Inc.(a)	1,837	72,102
Grand Canyon Education, Inc.(a)	1,572	112,571
Group 1 Automotive, Inc.	1,024	75,858
Helen of Troy Ltd.(a)	1,122	105,692
Hibbett Sports, Inc.(a)	2,578	76,051
HSN, Inc.	1,889	70,082
Ilg, Inc.	6,979	146,279
Installed Building Products, Inc.(a)	1,683	88,778
International Speedway Corp.	3,244	119,866
iRobot Corp.(a)	1,496	98,945
Jack in the Box, Inc.	1,068	108,637
KB Home	4,730	94,032
La-Z-Boy, Inc.	2,854	77,058
LCI Industries	792	79,042
Lgi Homes, Inc.(a)	2,074	70,329

See notes to schedules of investments.

Security Description	Shares	Value
Lithia Motors, Inc.	868	$74,344
M/I Homes, Inc.(a)	4,031	98,760
Marcus Corp.	3,397	109,044
MarineMax, Inc.(a)	2,773	60,035
Marriott Vacations Worldwide Corp.	916	91,536
MDC Holdings, Inc.	3,436	103,252
Meritage Homes Corp.(a)	2,321	85,413
Monro Muffler Brake, Inc.	1,718	89,508
Motorcar Parts of America, Inc.(a)	2,317	71,201
Movado Group, Inc.	3,054	76,197
MSG Networks, Inc., Class A(a)	4,184	97,696
Murphy USA, Inc.(a)	1,498	109,984
New Media Investment Group, Inc.	5,664	80,485
Nutrisystem, Inc.	1,510	83,805
Office Depot, Inc.	13,205	61,601
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,530	84,755
Papa John’s International, Inc.	1,469	117,579
Penn National Gaming, Inc.(a)	6,167	113,658
Planet Fitness, Inc., Class A	3,386	65,248
Ruth’s Hospitality Group, Inc.	5,138	103,017
Select Comfort Corp.(a)	2,888	71,594
Shake Shack, Inc.(a)	2,494	83,300
Sonic Automotive, Inc., Class A	3,340	66,967
Sonic Corp.	2,935	74,432
Standard Motor Products, Inc.	2,769	136,069
Steven Madden Ltd.(a)	2,446	94,293
Strayer Education, Inc.	958	77,109
Sturm Ruger & Co.	1,448	77,540
Superior Industries International, Inc.	3,030	76,811
Taylor Morrison Home Corp., Class A(a)	4,239	90,375
Tempur Sealy International, Inc.(a)	939	43,626
Texas Roadhouse, Inc.	1,945	86,611
The Buckle, Inc.	3,823	71,108
The Cato Corp., Class A	2,895	63,574
The Cheesecake Factory, Inc.	1,835	116,266
The E.W. Scripps Co., Class A(a)	3,556	83,353
The Tile Shop Holdings, Inc.	3,894	74,960
Topbuild Corp.(a)	2,262	106,313
TRI Pointe Group, Inc.(a)	7,170	89,912
Universal Electronics, Inc.(a)	1,119	76,652
William Lyon Homes(a)	3,364	69,366
Wingstop, Inc.	3,107	87,866
Winnebago Industries, Inc.	2,045	59,816
World Wrestling Entertainment, Inc.	4,454	98,968
		8,241,957
Consumer Staples (5.9%):
Amplify Snack Brands, Inc.(a)	6,348	53,323
B&G Foods, Inc.	2,190	88,148
Calavo Growers, Inc.	1,394	84,476
Darling Ingredients, Inc.(a)	6,753	98,054
Dean Foods Co.	4,859	95,528
Farmer Brothers Co.(a)	2,701	95,480
Fresh Del Monte Produce, Inc.	1,747	103,475
Ingles Markets, Inc., Class A	2,170	93,636

See notes to schedules of investments.

Security Description	Shares	Value
Inter Parfums, Inc.	2,338	$85,454
J&J Snack Foods Corp.	1,100	149,116
John B. Sanfilippo & Son, Inc.	1,015	74,288
Medifast, Inc.	3,324	147,486
Mgp Ingredients, Inc.	1,235	66,974
National Beverage Corp.	1,241	104,902
Nu Skin Enterprises, Inc., Class A	1,460	81,088
Omega Protein Corp.	5,269	105,643
Performance Food Group Co.(a)	4,283	101,935
PriceSmart, Inc.	1,121	103,357
Sanderson Farms, Inc.	1,100	114,224
SpartanNash Co.	2,675	93,598
Sprouts Farmers Markets, Inc.(a)	4,415	102,075
The Boston Beer Co., Inc.(a)	554	80,136
Tootsie Roll Industries, Inc.	3,478	129,902
United Natural Foods, Inc.(a)	2,332	100,812
USANA Health Sciences, Inc.(a)	1,421	81,850
Vector Group Ltd.	7,509	156,187
WD-40 Co.	1,074	117,012
Weis Markets, Inc.	1,548	92,338
		2,800,497
Energy (0.7%):
Atwood Oceanics, Inc.(a)	4,010	38,215
Dril-Quip, Inc.(a)	1,608	87,717
Rex American Resources Corp.(a)	1,351	122,252
World Fuel Services Corp.	2,163	78,409
		326,593
Financials (24.2%):
1st Source Corp.	2,358	110,708
Ameris Bancorp	2,353	108,473
AMERISAFE, Inc.	1,710	110,979
Artisan Partners Asset Management, Class A	3,473	95,855
Astoria Financial Corp.	5,765	118,240
Banc of California, Inc.	2,044	42,311
BancFirst Corp.	1,193	107,251
BancorpSouth, Inc.	3,143	95,076
Banner Corp.	1,974	109,833
Beneficial Bancorp, Inc.	8,176	130,816
Berkshire Hills Bancorp, Inc.	3,889	140,198
BofI Holding, Inc.(a)	1,930	50,431
Boston Private Financial Holdings, Inc.	5,538	90,823
Brookline BanCorp, Inc.	6,926	108,392
Capital Bank Financial Corp., Class A	3,469	150,554
Capitol Federal Financial, Inc.	11,354	166,109
Central Pacific Financial Corp.	3,416	104,325
City Holding Co.	1,741	112,260
Cohen & Steers, Inc.	3,046	121,749
Columbia Banking System, Inc.	2,667	103,986
Community Bank System, Inc.	1,998	109,850
Community Trust BanCorp, Inc.	2,583	118,172
Customers BanCorp, Inc.(a)	2,801	88,316
CVB Financial Corp.	4,213	93,065
Dime Community Bancshares, Inc.	5,387	109,356

See notes to schedules of investments.

Security Description	Shares	Value
Eagle Bancorp, Inc.(a)	1,705	$101,789
Employers Holdings, Inc.	2,849	108,120
Enterprise Financial Services Corp.	2,427	102,905
FBL Financial Group, Inc., Class A	1,466	95,950
Fcb Financial Holdings, Inc.(a)	2,318	114,857
Federated Investors, Inc., Class B	3,645	96,009
Financial Engines, Inc.	1,758	76,561
First Busey Corp.	4,343	127,684
First Commonwealth Financial Corp.	7,826	103,773
First Financial Bancorp	3,893	106,863
First Financial Bankshares, Inc.	2,363	94,756
First Interstate BancSystem, Inc., Class A	2,585	102,495
First Merchants Corp.	2,943	115,719
First Midwest Bancorp, Inc.	4,486	106,228
Flagstar BanCorp, Inc.(a)	3,522	99,285
Glacier Bancorp, Inc.	2,972	100,840
Great Western BanCorp, Inc.	2,252	95,507
Greenhill & Co., Inc.	2,593	75,975
Hanmi Financial Corp.	2,918	89,729
Heartland Financial USA, Inc.	2,177	108,741
Hilltop Holdings, Inc.	3,788	104,056
Hope Bancorp, Inc.	4,434	85,000
Horace Mann Educators Corp.	2,963	121,631
Houlihan Lokey, Inc.	3,081	106,140
Independent Bank Corp.	1,584	102,960
Independent Bank Group, Inc.	1,517	97,543
Infinity Property & Casualty Corp.	1,366	130,452
International Bancshares Corp.	2,527	89,456
Janus Capital Group, Inc.	7,090	93,588
Kearny Financial Corp.	10,276	154,654
Lakeland BanCorp, Inc.	5,197	101,861
Lakeland Financial Corp.	2,506	108,059
LegacyTexas Financial Group, Inc.	2,031	81,037
LendingTree, Inc.(a)	513	64,305
Mainsource Financial Group, Inc.	3,293	108,438
Meridian BanCorp, Inc.	8,314	152,146
Meta Financial Group, Inc.	924	81,774
Moelis & Co., Class A	2,198	84,623
National Bank Holdings Corp.	3,697	120,153
National General Holdings Corp.	4,944	117,469
National Western Life Group, Inc.	322	97,940
NBT Bancorp, Inc.	2,850	105,650
Nelnet, Inc.	1,772	77,720
Northfield BanCorp, Inc.	8,679	156,396
Oceanfirst Financial Corp.	4,634	130,563
Old National Bancorp	6,497	112,723
Onebeacon Insurance Group, Ltd.	7,342	117,472
Pacific Premier Bancorp, Inc.(a)	2,395	92,327
Park National Corp.	990	104,148
Pennymac Financial Services, Inc.(a)	3,975	67,774
Provident Financial Services, Inc.	5,031	130,051
Renasant Corp.	2,490	98,828
RLI Corp.	1,858	111,517
S&T Bancorp, Inc.	2,694	93,212
Safety Insurance Group, Inc.	2,467	172,936

See notes to schedules of investments.

Security Description	Shares	Value
Sandy Spring BanCorp	2,891	$118,502
Seacoast Banking Corp. of Florida(a)	4,881	117,046
Selective Insurance Group, Inc.	2,517	118,677
ServisFirst Bancshares, Inc.	2,414	87,821
Simmons First National Corp., Class A	1,816	100,152
South State Corp.	1,190	106,327
Southside Bancshares, Inc.	2,842	95,406
State Bank Financial Corp.	3,962	103,487
Stock Yards BanCorp, Inc.	2,624	106,666
TCF Financial Corp.	5,225	88,930
The Navigators Group, Inc.	2,336	126,845
Tompkins Financial Corp.	1,261	101,574
Towne Bank	3,627	117,515
Trico Bancshares	2,994	106,377
Trustmark Corp.	3,606	114,635
Union Bankshares Corp.	2,985	105,012
United Community Banks, Inc.	3,814	105,610
United Financial Bancorp, Inc.	6,817	115,957
United Fire Group, Inc.	2,379	101,750
Universal Insurance Holdings, Inc.	2,674	65,513
Virtu Financial, Inc.	5,410	91,970
Waddell & Reed Financial, Inc., Class A	3,717	63,189
Walker & Dunlop, Inc.(a)	1,817	75,751
Washington Trust BanCorp, Inc.	1,887	93,029
WesBanco, Inc.	3,054	116,388
Westamerica BanCorp	1,978	110,432
WisdomTree Investments, Inc.(b)	5,739	52,110
WSFS Financial Corp.	2,270	104,307
		11,306,494
Health Care (7.9%):
Abaxis, Inc.	1,469	71,247
Air Methods Corp.(a)	1,550	66,650
Akorn, Inc.(a)	2,384	57,407
Almost Family, Inc.(a)	2,194	106,628
Amedisys, Inc.(a)	1,685	86,087
AMN Healthcare Services, Inc.(a)	1,654	67,152
Amphastar Pharmaceuticals, Inc.(a)	3,201	46,415
Ani Pharmaceuticals, Inc.(a)	1,088	53,867
Anika Therapeutics, Inc.(a)	2,317	100,650
Atrion Corp.	250	117,049
Biotelemetry, Inc.(a)	2,384	69,017
Cambrex Corp.(a)	1,270	69,914
Chemed Corp.	818	149,440
Civitas Solutions, Inc.(a)	3,984	73,106
CorVel Corp.(a)	2,423	105,401
CryoLife, Inc.(a)	3,958	65,901
Globus Medical, Inc.(a)	3,081	91,259
Halyard Health, Inc.(a)	2,699	102,805
HealthEquity, Inc.(a)	1,710	72,590
Heska Corp.(a)	647	67,922
HMS Holdings Corp.(a)	3,572	72,619
ICU Medical, Inc.(a)	599	91,467
Innoviva, Inc.(a)	5,688	78,665
Inogen, Inc.(a)	1,160	89,970

See notes to schedules of investments.

Security Description	Shares	Value
LHC Group, Inc.(a)	1,743	$93,948
LifePoint Health, Inc.(a)	1,316	86,198
Magellan Health, Inc.(a)	1,204	83,136
Meridian Bioscience, Inc.	5,359	73,954
Merit Medical Systems, Inc.(a)	3,544	102,422
MiMedx Group, Inc.(a)	7,844	74,753
National Healthcare Corp.	2,153	153,509
Natus Medical, Inc.(a)	2,137	83,877
Neogen Corp.(a)	1,707	111,894
OraSure Technologies, Inc.(a)	5,176	66,926
Owens & Minor, Inc.	4,299	148,745
PharMerica Corp.(a)	2,575	60,255
Phibro Animal Health Corp., Class A	3,069	86,238
Repligen Corp.(a)	2,282	80,327
research Holdings, Inc., Class A(a)	1,357	62,218
Select Medical Holdings Corp.(a)	5,133	68,526
Supernus Pharmaceuticals, Inc.(a)	1,963	61,442
The Ensign Group, Inc.	4,084	76,779
US Physical Therapy, Inc.	1,694	110,618
		3,658,993
Industrials (21.6%):
AAON, Inc.	2,779	98,238
AAR Corp.	2,432	81,788
ABM Industries, Inc.	2,972	129,579
Acco Brands Corp.(a)	5,454	71,720
Air Transport Services Group, Inc.(a)	4,623	74,199
Aircastle Ltd.	3,501	84,479
Alamo Group, Inc.	1,587	120,914
Albany International Corp.	2,485	114,434
Allegiant Travel Co.	487	78,042
Altra Industrial Motion Corp.	2,445	95,233
American Railcar Industries, Inc.	2,064	84,830
American Woodmark Corp.(a)	967	88,771
Apogee Enterprises, Inc.	1,628	97,045
Argan, Inc.	1,141	75,477
Astec Industries, Inc.	1,107	68,075
Astronics Corp.(a)	2,045	64,888
Atkore International Group, Inc.(a)	3,365	88,432
AZZ, Inc.	1,359	80,861
Barnes Group, Inc.	2,305	118,339
Brady Corp., Class A	2,977	115,061
Columbus McKinnon Corp.	3,099	76,917
Comfort Systems USA, Inc.	1,975	72,384
Continental Building Products, Inc.(a)	4,089	100,181
CSW Industrials, Inc.(a)	3,265	119,826
Douglas Dynamics, Inc.	2,203	67,522
Dycom Industries, Inc.(a)	582	54,097
Encore Wire Corp.	1,650	75,900
ESCO Technologies, Inc.	2,216	128,749
Esterline Technologies Corp.(a)	933	80,285
Exponent, Inc.	1,801	107,250
Federal Signal Corp.	7,420	102,470
Franklin Electric Co., Inc.	1,957	84,249
FTI Consulting, Inc.(a)	2,651	109,141

See notes to schedules of investments.

Security Description	Shares	Value
GATX Corp.	1,536	$93,635
Generac Holdings, Inc.(a)	2,194	81,792
Global Brass & Copper Holdings, Inc.	1,875	64,500
Griffon Corp.	4,056	99,980
H&E Equipment Services, Inc.	1,951	47,839
Hawaiian Holdings, Inc.(a)	1,928	89,555
Heartland Express, Inc.	5,709	114,465
Herman Miller, Inc.	2,814	88,782
Hillenbrand, Inc.	2,989	107,156
HNI Corp.	1,196	55,124
Hub Group, Inc., Class A(a)	1,807	83,845
Huron Consulting Group, Inc.(a)	1,987	83,653
Hyster-Yale Materials Handling, Inc., Class A	1,208	68,119
ICF International, Inc.(a)	2,034	84,004
Insperity, Inc.	824	73,048
Insteel Industries, Inc.	1,889	68,268
Interface, Inc.	4,478	85,306
John Bean Technologies Corp.	1,096	96,393
Kadant, Inc.	1,993	118,285
Kaman Corp.	3,803	183,037
Kelly Services, Inc., Class A	4,842	105,846
Kforce, Inc.	2,892	68,685
Kimball International, Inc.	6,011	99,182
Knight Transportation, Inc.	3,073	96,339
Knoll, Inc.	3,520	83,811
Lydall, Inc.(a)	1,465	78,524
Marten Transport Ltd.	4,241	99,451
Masonite International Corp.(a)	1,118	88,602
Matson, Inc.	2,083	66,156
Matthews International Corp., Class A	1,983	134,149
McGrath RentCorp	3,143	105,511
Mercury Systems, Inc.(a)	2,049	80,013
Meritor, Inc.(a)	3,308	56,666
Milacron Holdings Corp.(a)	3,811	70,923
Mistras Group, Inc.(a)	3,326	71,110
Mobile Mini, Inc.	2,191	66,826
Moog, Inc.(a)	1,443	97,186
MSA Safety, Inc.	1,434	101,369
Mueller Industries, Inc.	2,747	94,030
Mueller Water Products, Inc., Class A	6,889	81,428
Multi-Color Corp.	1,539	109,269
MYR Group, Inc.(a)	2,364	96,924
National Presto Industries, Inc.	1,281	130,918
Navigant Consulting, Inc.(a)	3,941	90,091
NCI Building Systems, Inc.(a)	4,426	75,906
On Assignment, Inc.(a)	1,853	89,926
Park-Ohio Holdings Corp.	1,794	64,494
Patrick Industries, Inc.(a)	1,176	83,378
Primoris Services Corp.	3,469	80,550
Proto Labs, Inc.(a)	1,325	67,708
Raven Industries, Inc.	2,574	74,775
RBC Bearings, Inc.(a)	1,156	112,236
RPX Corp.(a)	6,889	82,668
Rush Enterprises, Inc., Class A(a)	2,272	75,158
Saia, Inc.(a)	1,572	69,640

See notes to schedules of investments.

Security Description	Shares	Value
Simpson Manufacturing Co., Inc.	3,420	$147,367
Standex International Corp.	983	98,447
Steelcase, Inc., Class A	4,896	82,008
Sun Hydraulics Corp.	2,317	83,667
Swift Transportation Co.(a)	3,602	73,985
TASER International, Inc.(a)	3,072	70,011
Tennant Co.	1,454	105,633
Tetra Tech, Inc.	3,042	124,266
The Advisory Board Co.(a)	1,570	73,476
The Greenbrier Cos., Inc.	1,441	62,107
Thermon Group Holdings, Inc.(a)	4,510	93,988
Trex Co., Inc.(a)	1,032	71,610
Trinet Group, Inc.(a)	3,090	89,301
Tutor Perini Corp.(a)	1,788	56,858
UniFirst Corp.	872	123,344
Universal Forest Products, Inc.	907	89,376
US Ecology, Inc.	1,865	87,375
Veritiv Corp.(a)	1,310	67,858
Wabash National Corp.	3,330	68,898
WageWorks, Inc.(a)	1,221	88,278
Watts Water Technologies, Inc., Class A	1,857	115,784
Welbilt, Inc.(a)	4,475	87,844
Werner Enterprises, Inc.	4,255	111,481
Wesco Aircraft Holdings, Inc.(a)	7,224	82,354
West Corp.	3,905	95,360
		10,096,286
Information Technology (12.5%):
Acacia Communications, Inc.(a)	606	35,524
ADTRAN, Inc.	4,616	95,782
Advanced Energy Industries, Inc.(a)	1,707	117,032
Alarm.com Holdings, Inc.(a)	2,405	73,930
Ambarella, Inc.(a)	1,277	69,865
Anixter International, Inc.(a)	1,052	83,424
AVX Corp.	8,936	146,372
Badger Meter, Inc.	3,004	110,397
Barracuda Networks, Inc.(a)	2,736	63,229
Belden, Inc.	1,078	74,587
Benchmark Electronics, Inc.(a)	3,942	125,356
Cabot Microelectronics Corp.	1,577	120,813
Cass Information Systems, Inc.	1,761	116,402
CEVA, Inc.(a)	2,181	77,426
Convergys Corp.	4,278	90,480
CSG Systems International, Inc.	1,877	70,969
CTS Corp.	3,871	82,452
Ebix, Inc.	1,496	91,630
Electronics For Imaging, Inc.(a)	2,143	104,642
Entegris, Inc.(a)	4,286	100,292
ePlus, Inc.(a)	757	102,233
ExlService Holdings, Inc.(a)	2,630	124,557
FARO Technologies, Inc.(a)	2,174	77,721
Forrester Research, Inc.	2,676	106,371
Gigamon, Inc.(a)	1,296	46,073
II-VI, Inc.(a)	2,260	81,473
Inphi Corp.(a)	1,252	61,123

See notes to schedules of investments.

Security Description	Shares	Value
Insight Enterprises, Inc.(a)	1,465	$60,197
InterDigital, Inc.	923	79,655
ManTech International Corp., Class A	2,636	91,285
MaxLinear, Inc., Class A(a)	2,191	61,458
Methode Electronics, Inc.	2,033	92,705
MicroStrategy, Inc., Class A(a)	551	103,478
Monotype Imaging Holdings, Inc.	3,412	68,581
MTS Systems Corp.	2,362	130,028
Nanometrics, Inc.(a)	2,867	87,329
NETGEAR, Inc.(a)	1,829	90,627
NIC, Inc.	5,553	112,171
Novanta, Inc.(a)	3,906	103,704
OSI Systems, Inc.(a)	1,254	91,529
PC Connection, Inc.	3,933	117,164
PDF Solutions, Inc.(a)	4,508	101,971
Perficient, Inc.(a)	4,605	79,943
Photronics, Inc.(a)	7,210	77,147
Plantronics, Inc.	1,886	102,051
Plexus Corp.(a)	2,535	146,523
Power Integrations, Inc.	1,484	97,573
Qualys, Inc.(a)	2,582	97,858
RealPage, Inc.(a)	3,364	117,403
Rogers Corp.(a)	807	69,297
Rudolph Technologies, Inc.(a)	5,356	119,974
Sanmina Corp.(a)	2,090	84,854
ScanSource, Inc.(a)	1,697	66,607
Semtech Corp.(a)	2,723	92,037
Shutterstock, Inc.(a)	1,518	62,769
Silicon Laboratories, Inc.(a)	1,316	96,792
SPS Commerce, Inc.(a)	1,344	78,611
Stamps.com, Inc.(a)	592	70,063
Super Micro Computer, Inc.(a)	2,090	52,982
Sykes Enterprises, Inc.(a)	4,653	136,797
TeleTech Holdings, Inc.	3,911	115,766
The Hackett Group, Inc.	4,293	83,671
WebMD Health Corp.(a)	2,162	113,894
		5,804,649
Materials (4.7%):
Balchem Corp.	1,216	100,223
Boise Cascade Co.(a)	2,143	57,218
Chase Corp.	1,064	101,506
Clearwater Paper Corp.(a)	1,449	81,144
Compass Minerals International, Inc.	1,850	125,523
Deltic Timber Corp.	1,270	99,212
Domtar Corp.	2,512	91,738
Futurefuel Corp.	5,216	73,963
GCP Applied Technologies, Inc.(a)	3,357	109,606
H.B. Fuller Co.	2,194	113,123
Hawkins, Inc.	2,377	116,472
Innophos Holdings, Inc.	1,702	91,857
Innospec, Inc.	1,551	100,427
Kaiser Aluminum Corp.	1,118	89,328
KapStone Paper and Packaging Corp.	2,936	67,822
Materion Corp.	2,544	85,351

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Minerals Technologies, Inc.	1,173	$89,852
Neenah Paper, Inc.	1,710	127,738
PolyOne Corp.	2,835	96,645
Quaker Chemical Corp.	877	115,466
Rayonier Advanced Materials, Inc.	3,719	50,021
Schweitzer-Mauduit International, Inc.	2,522	104,461
Stepan Co.	1,287	101,428
Tredegar Corp.	3,740	65,637
		2,255,761
Real Estate (0.8%):
HFF, Inc., Class A	2,907	80,437
Marcus & Millichap, Inc.(a)	3,439	84,531
Re/Max Holdings, Inc.	1,799	106,950
The Rmr Group, Inc.	1,913	94,693
		366,611
Telecommunication Services (0.4%):
Cogent Communications Holdings, Inc.	2,329	100,264
Iridium Communications, Inc.(a)	8,597	82,961
		183,225
Utilities (3.3%):
8point3 Energy Partners, LP	7,801	105,860
American States Water Co.	2,734	121,116
Avista Corp.	3,643	142,259
Chesapeake Utilities Corp.	1,520	105,184
Connecticut WTR Service, Inc.	1,979	105,184
MGE Energy, Inc.	1,924	125,060
Middlesex Water Co.	2,507	92,634
NorthWestern Corp.	2,616	153,559
Ormat Technologies, Inc.	2,261	129,057
Otter Tail Corp.	3,153	119,499
PNM Resources, Inc.	3,644	134,828
SJW Corp.	1,832	88,339
Unitil Corp.	2,867	129,101
		1,551,680
Total Common Stocks (Cost $42,991,942)		46,592,746

Corporate Bonds (0.0%)(c)
Industrials (0.0%):
Mueller Industries, Inc., 6.00%, 3/1/27, Callable 5/12/17 @ 106	$105	104
Total Corporate Bond (Cost $105)		104

Collateral for Securities Loaned (0.1%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(d)	39,479	39,479
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(d)	10,860	10,860
Total Collateral for Securities Loaned (Cost $50,339)		50,339

Total Investments (Cost $43,042,386) — 99.8%		46,643,189
Other assets in excess of liabilities — 0.2%		102,533
NET ASSETS - 100.00%		$46,745,722

See notes to schedules of investments.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LP—Limited Partnership

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	3	6/16/17	$207,660	$2,950

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (15.7%):
Advance Auto Parts, Inc.	3,510	$520,393
Amazon.com, Inc.(a)	828	734,056
Aramark	18,737	690,833
AutoZone, Inc.(a)	1,140	824,277
Bed Bath & Beyond, Inc.	13,299	524,779
Best Buy Co., Inc.	8,586	422,002
Brunswick Corp.	7,553	462,244
Burlington Stores, Inc.(a)	4,949	481,488
CarMax, Inc.(a)	7,252	429,463
Carnival Corp., Class A	10,727	631,928
Cinemark Holdings, Inc.	16,738	742,163
Coach, Inc.	14,859	614,123
Comcast Corp., Class A	26,877	1,010,306
D.R. Horton, Inc.	17,491	582,625
Darden Restaurants, Inc.	9,317	779,553
Dick’s Sporting Goods, Inc.	9,425	458,621
Discovery Communications, Inc., Class A(a)	18,467	537,205
DISH Network Corp.(a)	7,822	496,619
Dollar General Corp.	5,964	415,870
Dollar Tree, Inc.(a)	6,969	546,787
Domino’s Pizza, Inc.	3,615	666,245
Dunkin’ Brands Group, Inc.	12,663	692,413
Foot Locker, Inc.	6,961	520,752
General Motors Co.	13,903	491,609
Gentex Corp.	28,880	616,011
Genuine Parts Co.	7,955	735,122
Hanesbrands, Inc.	19,711	409,200
Harley-Davidson, Inc.	6,705	405,653
Hasbro, Inc.	5,146	513,674
Hilton Worldwide Holdings, Inc.	1	58
Hyatt Hotels Corp., Class A(a)	12,115	653,968
Kohl’s Corp.	7,491	298,217
L Brands, Inc.	8,143	383,535
Las Vegas Sands Corp.	8,320	474,822
Lear Corp.	3,459	489,725
Leggett & Platt, Inc.	15,237	766,726
Lennar Corp.	11,761	602,046
LKQ Corp.(a)	20,069	587,420
Lowe’s Co., Inc.	8,815	724,681
Macy’s, Inc.	11,038	327,166
Marriott International, Inc., Class A	7,958	749,484
McDonald’s Corp.	7,882	1,021,587
MGM Resorts International	20,768	569,043
Mohawk Industries, Inc.(a)	2,646	607,231
Netflix, Inc.(a)	2,632	389,036
Newell Brands, Inc.	11,708	552,266
Nike, Inc., Class B	13,066	728,169
Norwegian Cruise Line Holdings Ltd.(a)	7,045	357,393
NVR, Inc.(a)	378	796,400
Omnicom Group, Inc.	9,190	792,270
O’Reilly Automotive, Inc.(a)	2,521	680,267
Panera Bread Co., Class A(a)	2,657	695,789
Polaris Industries, Inc.	4,794	401,737

See notes to schedules of investments.

Security Description	Shares	Value
Pool Corp.	7,472	$891,633
PulteGroup, Inc.	24,293	572,100
PVH Corp.	4,462	461,683
Ross Stores, Inc.	12,828	844,980
Royal Caribbean Cruises Ltd.	4,337	425,503
Scripps Networks Interactive, Inc., Class A	7,048	552,352
Service Corp. International	26,326	812,947
Servicemaster Global Holdings, Inc.(a)	16,956	707,913
Sirius XM Holdings, Inc.	142,055	731,583
Starbucks Corp.	15,206	887,878
Target Corp.	9,545	526,789
TEGNA, Inc.	18,604	476,634
The Gap, Inc.	13,220	321,114
The Goodyear Tire & Rubber Co.	12,831	461,916
The Home Depot, Inc.	6,177	906,969
The Interpublic Group of Co., Inc.	26,231	644,496
The Priceline Group, Inc.(a)	329	585,610
The TJX Cos. Inc.	10,466	827,651
The Walt Disney Co.	10,248	1,162,021
Thor Industries, Inc.	4,952	476,036
Tiffany & Co.	6,122	583,427
Toll Brothers, Inc.(a)	14,296	516,229
Tractor Supply Co.	6,463	445,753
TripAdvisor, Inc.(a)	8,215	354,559
Twenty-First Century Fox, Inc.	18,661	604,430
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	2,186	623,513
VF Corp.	10,953	602,086
Viacom, Inc., Class B	10,890	507,692
Whirlpool Corp.	2,703	463,105
Wyndham Worldwide Corp.	7,027	592,306
Yum! Brands, Inc.	12,872	822,521
		49,998,479
Consumer Staples (8.6%):
Altria Group, Inc.	12,633	902,249
Archer-Daniels-Midland Co.	13,111	603,630
Blue Buffalo Pet Products, Inc.(a)	23,553	541,719
Brown-Forman Corp., Class B	18,043	833,226
Bunge Ltd.	6,232	493,949
Church & Dwight Co., Inc.	14,397	717,978
Colgate-Palmolive Co.	11,415	835,464
Conagra Brands, Inc.	16,800	677,712
Constellation Brands, Inc., Class A	3,699	599,497
Costco Wholesale Corp.	5,525	926,487
CVS Health Corp.	7,090	556,565
Dr Pepper Snapple Group, Inc.	9,101	891,170
General Mills, Inc.	12,439	734,025
Hormel Foods Corp.	18,156	628,742
Ingredion, Inc.	5,482	660,197
Kimberly-Clark Corp.	6,704	882,448
McCormick & Co., Inc.	8,857	864,001
Mead Johnson Nutrition Co.	4,795	427,139
Molson Coors Brewing Co., Class B	6,431	615,511
Mondelez International, Inc., Class A	12,561	541,128
Monster Beverage Corp.(a)	13,196	609,259

See notes to schedules of investments.

Security Description	Shares	Value
PepsiCo, Inc.	10,009	$1,119,606
Philip Morris International, Inc.	7,223	815,477
Pilgrim’s Pride Corp.	20,824	468,644
Pinnacle Foods, Inc.	11,652	674,301
Spectrum Brands Holdings, Inc.	3,952	549,368
Sysco Corp.	14,908	774,023
The Clorox Co.	6,608	890,957
The Coca-Cola Co.	24,563	1,042,454
The Estee Lauder Cos., Inc., Class A	9,240	783,460
The Hershey Co.	4,626	505,391
The J.M. Smucker Co.	5,329	698,525
The Kraft Heinz Co.	6,671	605,794
The Kroger Co.	20,192	595,462
The Procter & Gamble Co.	10,664	958,159
Tyson Foods, Inc., Class A	7,322	451,841
Walgreens Boots Alliance, Inc.	9,098	755,589
Wal-Mart Stores, Inc.	13,454	969,765
Whole Foods Market, Inc.	19,608	582,750
		27,783,662
Energy (1.3%):
Cheniere Energy Partners LP Holdings LLC	23,879	583,125
Exxon Mobil Corp.	10,492	860,449
Marathon Petroleum Corp.	8,080	408,363
ONEOK, Inc.	9,203	510,214
Phillips 66	9,618	761,938
Tesoro Corp.	5,383	436,346
Valero Energy Corp.	7,830	519,051
		4,079,486
Financials (17.1%):
Affiliated Managers Group, Inc.	2,714	444,933
Aflac, Inc.	12,672	917,706
Alleghany Corp.(a)	1,477	907,853
Ally Financial, Inc.	23,096	469,542
American Express Co.	8,657	684,855
American Financial Group, Inc.	9,519	908,303
Ameriprise Financial, Inc.	3,295	427,296
Arthur J. Gallagher & Co.	16,006	904,979
Assurant, Inc.	6,446	616,689
Bank of America Corp.	20,384	480,859
Bank of The Ozarks, Inc.	7,887	410,203
BB&T Corp.	14,156	632,773
Berkshire Hathaway, Inc., Class B(a)	6,176	1,029,416
BlackRock, Inc., Class A	1,811	694,537
BOK Financial Corp.	7,195	563,153
Brown & Brown, Inc.	19,676	820,883
Capital One Financial Corp.	6,325	548,125
CBOE Holdings, Inc.	9,861	799,430
Cincinnati Financial Corp.	11,243	812,532
Citigroup, Inc.	9,012	539,098
Citizens Financial Group, Inc.	12,449	430,113
CME Group, Inc.	6,405	760,913
CNA Financial Corp.	15,367	678,760
Comerica, Inc.	6,526	447,553

See notes to schedules of investments.

Security Description	Shares	Value
Commerce Bank, Inc.	11,737	$659,150
Cullen/Frost Bankers, Inc.	5,696	506,773
Discover Financial Services	9,711	664,135
E*TRADE Financial Corp.(a)	12,245	427,228
East West Bancorp, Inc.	8,390	433,008
Eaton Vance Corp.	12,189	548,017
Erie Indemnity Co., Class A	8,809	1,080,864
FactSet Research Systems, Inc.	4,284	706,474
Fifth Third Bancorp	18,686	474,624
First Horizon National Corp.	27,895	516,058
First Republic Bank	6,400	600,384
Franklin Resources, Inc.	11,356	478,542
Huntington Bancshares, Inc.	34,016	455,474
Interactive Brokers Group, Inc., Class A	14,762	512,537
Intercontinental Exchange, Inc.	13,150	787,290
Invesco Ltd.	13,642	417,854
JPMorgan Chase & Co.	7,612	668,638
KeyCorp	26,861	477,589
Lincoln National Corp.	5,947	389,231
M&T Bank Corp.	3,957	612,267
Markel Corp.(a)	910	888,033
MarketAxess Holdings, Inc.	2,984	559,470
Marsh & McLennan Co., Inc.	13,022	962,196
Morgan Stanley	10,806	462,929
MSCI, Inc.	7,210	700,740
New York Community Bancorp, Inc.	44,059	615,504
Northern Trust Corp.	6,627	573,766
Old Republic International Corp.	34,915	715,059
PacWest Bancorp	8,874	472,629
People’s United Financial, Inc.	34,097	620,565
Principal Financial Group, Inc.	9,086	573,417
Prosperity Bancshares, Inc.	6,195	431,853
Prudential Financial, Inc.	5,144	548,762
Raymond James Financial, Inc.	6,892	525,584
Regions Financial Corp.	29,258	425,119
Reinsurance Group of America, Inc.	6,856	870,575
S&P Global, Inc.	5,338	697,890
Santander Consumer USA Holdings, Inc.(a)	24,166	321,891
SEI Investments Co.	10,750	542,230
Signature Bank(a)	3,150	467,429
SLM Corp.(a)	34,451	416,857
State Street Corp.	6,375	507,514
SunTrust Banks, Inc.	9,745	538,899
SVB Financial Group(a)	1,914	356,176
Synchrony Financial	15,414	528,700
Synovus Financial Corp.	13,870	568,947
T. Rowe Price Group, Inc.	8,833	601,969
TD Ameritrade Holding Corp.	11,301	439,157
TFS Financial Corp.	54,921	912,787
The Allstate Corp.	14,050	1,144,934
The Bank of New York Mellon Corp.	12,520	591,320
The Charles Schwab Corp.	11,058	451,277
The Goldman Sachs Group, Inc.	2,386	548,112
The PNC Financial Services Group, Inc.	5,247	630,899
The Progressive Corp.	24,289	951,643

See notes to schedules of investments.

Security Description	Shares	Value
The Travelers Co., Inc.	7,754	$934,667
Torchmark Corp.	11,931	919,164
U.S. Bancorp	15,744	810,815
Unum Group	11,035	517,431
W.R. Berkley Corp.	13,558	957,602
Webster Financial Corp.	9,774	489,091
Wells Fargo & Co.	10,756	598,679
Western Alliance Bancorp(a)	9,604	471,460
Zions Bancorp	10,032	421,344
		54,631,726
Health Care (10.6%):
AbbVie, Inc.	9,885	644,106
ABIOMED, Inc.(a)	3,823	478,640
Aetna, Inc.	4,943	630,480
Agilent Technologies, Inc.	12,102	639,833
Alexion Pharmaceuticals, Inc.(a)	2,574	312,072
Align Technology, Inc.(a)	5,698	653,618
AmerisourceBergen Corp.	4,813	425,951
Amgen, Inc.	3,266	535,853
Anthem, Inc.	3,604	596,030
Baxter International, Inc.	13,792	715,253
Becton, Dickinson & Co.	4,208	771,916
Biogen, Inc.(a)	1,611	440,480
Bristol-Myers Squibb Co.	6,711	364,944
C.R. Bard, Inc.	2,939	730,459
Cardinal Health, Inc.	6,930	565,142
Celgene Corp.(a)	4,144	515,638
Cerner Corp.(a)	10,296	605,920
Cigna Corp.	3,638	532,931
Danaher Corp.	10,732	917,908
DaVita, Inc.(a)	9,215	626,344
Dentsply Sirona, Inc.	11,751	733,732
Edwards Lifesciences Corp.(a)	4,461	419,646
Eli Lilly & Co.	7,363	619,302
Express Scripts Holding Co.(a)	8,339	549,623
Gilead Sciences, Inc.	7,821	531,202
HCA Holdings, Inc.(a)	6,209	552,539
Henry Schein, Inc.(a)	3,654	621,070
Hologic, Inc.(a)	15,766	670,843
IDEXX Laboratories, Inc.(a)	3,301	510,368
Illumina, Inc.(a)	1,763	300,838
Incyte Pharmaceuticals, Inc.(a)	2,567	343,131
Intuitive Surgical, Inc.(a)	947	725,847
Johnson & Johnson	9,264	1,153,832
Laboratory Corp. of America Holdings(a)	4,653	667,566
McKesson Corp.	2,292	339,812
Mednax, Inc.(a)	8,172	566,973
Merck & Co., Inc.	9,561	607,506
Mettler-Toledo International, Inc.(a)	1,395	668,079
PerkinElmer, Inc.	13,191	765,870
Pfizer, Inc.	23,206	793,877
Quest Diagnostics, Inc.	8,785	862,598
Regeneron Pharmaceuticals, Inc.(a)	1,040	403,010
ResMed, Inc.	8,471	609,658

See notes to schedules of investments.

Security Description	Shares	Value
Stryker Corp.	5,719	$752,906
Teleflex, Inc.	2,884	558,717
The Cooper Co., Inc.	3,994	798,361
Thermo Fisher Scientific, Inc.	4,454	684,134
United Therapeutics Corp.(a)	2,579	349,145
UnitedHealth Group, Inc.	4,803	787,739
Universal Health Services, Inc., Class B	3,804	473,408
Varian Medical Systems, Inc.(a)	7,586	691,312
Veeva Systems, Inc.(a)	11,165	572,541
Waters Corp.(a)	3,674	574,283
WellCare Health Plans, Inc.(a)	4,010	562,242
West Pharmaceutical Services, Inc.	7,833	639,251
Zoetis, Inc.	13,757	734,211
		33,898,690
Industrials (17.9%):
3M Co.	5,955	1,139,369
A.O. Smith Corp.	13,447	687,949
Acuity Brands, Inc.	2,082	424,728
Aecom(a)	10,335	367,823
AGCO Corp.	9,385	564,789
Alaska Air Group, Inc.	5,864	540,779
Allison Transmission Holdings, Inc.	17,875	644,573
AMERCO, Inc.	1,742	664,033
American Airlines Group, Inc.	8,515	360,185
AMETEK, Inc.	13,157	711,531
C.H. Robinson Worldwide, Inc.	11,088	856,992
Cintas Corp.	5,985	757,342
Colfax Corp.(a)	10,252	402,494
Copart, Inc.(a)	12,761	790,289
CSX Corp.	8,560	398,468
Cummins, Inc.	3,703	559,894
Deere & Co.	5,188	564,766
Delta Air Lines, Inc.	9,620	442,135
Donaldson Co., Inc.	14,437	657,172
Dover Corp.	7,164	575,627
Eaton Corp. PLC	8,244	611,293
Emerson Electric Co.	10,413	623,322
Equifax, Inc.	5,271	720,757
Expeditors International of Washington, Inc.	16,557	935,304
Fastenal Co.	12,241	630,412
Fluor Corp.	7,823	411,646
Fortune Brands Home & Security, Inc.	11,415	694,603
General Dynamics Corp.	4,601	861,307
HEICO Corp.	8,252	719,574
Hexcel Corp.	12,025	655,964
Honeywell International, Inc.	6,872	858,107
Hubbell, Inc.	7,068	848,513
Huntington Ingalls Industries, Inc.	2,753	551,261
IDEX Corp.	8,669	810,638
Illinois Tool Works, Inc.	6,707	888,477
Ingersoll-Rand PLC	7,917	643,810
J.B. Hunt Transport Services, Inc.	7,557	693,279
Jacobs Engineering Group, Inc.	9,246	511,119
JetBlue Airways Corp.(a)	22,651	466,837

See notes to schedules of investments.

Security Description	Shares	Value
Kansas City Southern	6,031	$517,219
KAR Auction Services, Inc.	16,965	740,862
L3 Technologies, Inc.	4,098	677,358
Lennox International, Inc.	4,463	746,659
Lincoln Electric Holdings, Inc.	7,106	617,227
Lockheed Martin Corp.	2,998	802,265
Macquarie Infrastructure Corp.	9,369	754,954
Manpowergroup, Inc.	4,478	459,308
Masco Corp.	16,018	544,452
MSC Industrial Direct Co., Inc., Class A	6,786	697,330
Nielsen Holdings PLC	11,153	460,730
Nordson Corp.	4,302	528,458
Norfolk Southern Corp.	5,403	604,974
Northrop Grumman Corp.	3,832	911,403
Old Dominion Freight Line, Inc.	7,220	617,815
Orbital ATK, Inc.	4,314	422,772
Oshkosh Corp.	6,377	437,398
Owens Corning, Inc.	10,158	623,396
Parker-Hannifin Corp.	3,891	623,805
Quanta Services, Inc.(a)	13,518	501,653
Raytheon Co.	5,625	857,813
Republic Services, Inc., Class A	18,874	1,185,476
Robert Half International, Inc.	9,341	456,121
Rockwell Automation, Inc.	3,835	597,148
Rockwell Collins, Inc.	8,021	779,320
Rollins, Inc.	23,008	854,287
Roper Technologies, Inc.	3,893	803,866
Sensata Technologies Holding NV(a)	13,065	570,549
Snap-on, Inc.	3,979	671,138
Southwest Airlines Co.	7,615	409,382
Spirit Aerosystems Holdings, Inc.	9,235	534,891
Stanley Black & Decker, Inc.	5,784	768,520
Stericycle, Inc.(a)	5,480	454,237
Textron, Inc.	12,314	586,023
The Middleby Corp.(a)	4,158	567,359
Toro Co.	13,066	816,102
TransDigm Group, Inc.	2,224	489,636
TransUnion(a)	15,155	581,194
Union Pacific Corp.	6,371	674,816
United Continental Holdings, Inc.(a)	5,427	383,363
United Rentals, Inc.(a)	2,637	329,757
United Technologies Corp.	8,543	958,610
USG Corp.(a)	13,250	421,350
Verisk Analytics, Inc., Class A(a)	11,853	961,753
W.W. Grainger, Inc.	2,644	615,417
Wabtec Corp.	6,723	524,394
Waste Management, Inc.	15,972	1,164,678
Watsco, Inc.	4,336	620,828
Xylem, Inc.	14,647	735,572
		56,910,799
Information Technology (16.2%):
Activision Blizzard, Inc.	9,116	454,524
Adobe Systems, Inc.(a)	5,885	765,815
Akamai Technologies, Inc.(a)	6,299	376,050

See notes to schedules of investments.

Security Description	Shares	Value
Alliance Data Systems Corp.	2,160	$537,840
Alphabet, Inc., Class A(a)	1,034	876,625
Amdocs Ltd.	15,187	926,255
Amphenol Corp., Class A	13,449	957,166
Analog Devices, Inc.	7,211	590,941
ANSYS, Inc.(a)	6,897	737,082
Apple, Inc.	5,390	774,327
Applied Materials, Inc.	15,045	585,251
Arista Networks, Inc.(a)	2,942	389,138
Arrow Electronics, Inc.(a)	8,117	595,869
Automatic Data Processing, Inc.	8,105	829,871
Avnet, Inc.	13,515	618,446
Black Knight Financial Services, Inc., Class A(a)	16,183	619,809
Booz Allen Hamilton Holdings Corp.	18,352	649,477
Broadridge Financial Solutions, Inc.	11,627	790,055
CA, Inc.	22,356	709,132
Cadence Design Systems, Inc.(a)	18,737	588,342
CDK Global, Inc.	12,345	802,549
CDW Corp. of Delaware	11,215	647,218
Cisco Systems, Inc.	25,787	871,600
Citrix Systems, Inc.(a)	7,408	617,753
Cognex Corp.	6,010	504,540
Cognizant Technology Solutions Corp., Class A(a)	7,808	464,732
CommScope Holding Co., Inc.(a)	13,794	575,348
Costar Group, Inc.(a)	2,667	552,656
Dolby Laboratories, Inc.	16,686	874,514
eBay, Inc.(a)	15,002	503,617
Echostar Holding Corp.(a)	10,764	613,010
F5 Networks, Inc.(a)	4,019	572,989
Facebook, Inc., Class A(a)	5,324	756,274
Fidelity National Information Services, Inc.	9,574	762,282
Fiserv, Inc.(a)	7,779	896,995
FleetCor Technologies, Inc.(a)	2,947	446,264
FLIR Systems, Inc.	16,050	582,294
Gartner, Inc.(a)	5,334	576,019
Genpact Ltd.	30,814	762,955
Global Payments, Inc.	6,755	544,993
Harris Corp.	7,495	833,968
Hewlett Packard Enterprises Co.	23,494	556,808
HP, Inc.	28,711	513,353
Intel Corp.	20,080	724,286
International Business Machines Corp.	4,794	834,827
IPG Photonics Corp.(a)	4,312	520,458
Jabil Circuit, Inc.	18,177	525,679
Jack Henry & Associates, Inc.	10,442	972,149
Juniper Networks, Inc.	18,384	511,627
Keysight Technologies, Inc.(a)	16,882	610,115
KLA-Tencor Corp.	6,546	622,328
Lam Research Corp.	4,778	613,304
Leidos Holdings, Inc.	6,227	318,449
Mastercard, Inc., Class A	7,138	802,811
Maxim Integrated Products, Inc.	13,802	620,538
Microsoft Corp.	12,611	830,561
Motorola Solutions, Inc.	9,257	798,139
NCR Corp.(a)	9,085	415,003

See notes to schedules of investments.

Security Description	Shares	Value
NVIDIA Corp.	2,966	$323,086
ON Semiconductor Corp.(a)	27,452	425,231
Oracle Corp.	20,481	913,658
Paychex, Inc.	13,414	790,085
PayPal Holdings, Inc.(a)	13,612	585,588
QUALCOMM, Inc.	7,974	457,229
Red Hat, Inc.(a)	5,978	517,097
Sabre Corp.	22,731	481,670
Skyworks Solutions, Inc.	4,001	392,018
SS&C Technologies Holdings, Inc.	15,631	553,337
SYNNEX Corp.	5,292	592,386
Synopsys, Inc.(a)	10,779	777,489
Texas Instruments, Inc.	8,991	724,316
The Ultimate Software Group, Inc.(a)	2,867	559,667
Total System Services, Inc.	10,595	566,409
Trimble Navigation Ltd.(a)	17,034	545,258
Tyler Technologies, Inc.(a)	4,012	620,095
Vantiv, Inc.(a)	10,960	702,755
VeriSign, Inc.(a)	6,734	586,599
Visa, Inc., Class A	8,925	793,165
VMware, Inc., Class A(a)	6,745	621,484
WEX, Inc.(a)	5,057	523,400
Xerox Corp.	60,027	440,598
Xilinx, Inc.	11,934	690,859
		52,108,499
Materials (4.6%):
Avery Dennison Corp.	7,761	625,537
Berry Plastics Group, Inc.(a)	12,165	590,854
Celanese Corp.	6,206	557,609
Crown Holdings, Inc.(a)	13,772	729,227
Eagle Materials, Inc., Class A	4,587	445,581
Eastman Chemical Co.	7,553	610,282
Ecolab, Inc.	8,111	1,016,634
FMC Corp.	8,264	575,092
Huntsman Corp.	14,962	367,167
International Flavors & Fragrances, Inc.	5,842	774,240
International Paper Co.	12,222	620,633
LyondellBasell Industries NV, Class A	6,117	557,809
Martin Marietta Materials, Inc.	2,334	509,395
NewMarket Corp.	1,654	749,642
Nucor Corp.	7,352	439,061
Packaging Corp. of America	6,572	602,127
Praxair, Inc.	7,293	864,950
Reliance Steel & Aluminum Co.	5,978	478,360
Sealed Air Corp.	14,888	648,819
Sonoco Products Co.	16,366	866,089
Steel Dynamics, Inc.	11,798	410,098
The Sherwin-Williams Co.	1,839	570,439
Vulcan Materials Co.	4,168	502,161
Westlake Chemical Corp.	6,941	458,453
		14,570,259

See notes to schedules of investments.

Security Description	Shares	Value
Real Estate (0.5%):
CBRE Group, Inc., Class A(a)	12,309	$428,230
Howard Hughes Corp.(a)	6,307	739,496
Jones Lang LaSalle, Inc.	3,676	409,690
		1,577,416
Telecommunication Services (0.9%):
AT&T, Inc.	20,964	871,054
CenturyLink, Inc.	20,493	483,020
T-Mobile US, Inc.(a)	8,624	557,024
Verizon Communications, Inc.	17,609	858,439
		2,769,537
Utilities (6.3%):
Alliant Energy Corp.	18,827	745,737
Ameren Corp.	14,567	795,213
American Water Works Co., Inc.	10,001	777,778
Aqua America, Inc.	24,106	775,008
Atmos Energy Corp.	9,876	780,105
Avangrid, Inc.	16,952	724,528
CMS Energy Corp.	18,424	824,290
Consolidated Edison, Inc.	10,223	793,918
Dominion Resources, Inc.	10,153	787,568
DTE Energy Co.	8,321	849,657
Edison International	10,442	831,288
Eversource Energy	14,040	825,271
Exelon Corp.	17,459	628,175
Great Plains Energy, Inc.	29,329	856,994
NextEra Energy, Inc.	5,902	757,640
NiSource, Inc.	31,563	750,884
OGE Energy Corp.	20,761	726,220
PG&E Corp.	12,589	835,406
Pinnacle West Capital Corp.	10,193	849,892
PPL Corp.	21,978	821,757
SCANA Corp.	10,466	683,953
Sempra Energy	6,600	729,300
The Southern Co.	18,000	896,041
Vectren Corp.	13,334	781,506
WEC Energy Group, Inc.	13,027	789,827
Xcel Energy, Inc.	18,354	815,835
		20,433,791
Total Common Stocks (Cost $294,706,630)		318,762,344

Total Investments (Cost $294,706,630) — 99.7%		318,762,344
Other assets in excess of liabilities — 0.3%		955,823
NET ASSETS - 100.00%		$319,718,167

(a)	Non-income producing security.

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	7	6/16/17	$825,720	$(1,960)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Australia (4.3%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	6,911	$94,857
Crown Resorts Ltd.	8,418	75,935
		170,792
Energy (0.4%):
Oil Search Ltd.	14,806	81,650
Woodside Petroleum Ltd.	4,357	106,758
		188,408
Financials (1.9%):
Asx Ltd.	3,538	136,414
Australia & New Zealand Banking Group Ltd.	5,536	134,548
Commonwealth Bank of Australia	2,293	150,462
Insurance Australia Group Ltd.	25,942	119,878
Macquarie Group Ltd.	1,474	101,551
QBE Insurance Group Ltd.	7,665	75,465
Suncorp Group Ltd.	12,283	123,933
Westpac Banking Corp.	4,913	131,565
		973,816
Health Care (0.4%):
CSL Ltd.	950	90,941
Ramsay Health Care Ltd.	1,834	97,903
		188,844
Industrials (0.5%):
Aurizon Holdings Ltd.	27,580	110,595
Brambles Ltd.	10,711	76,493
Cimic Group Ltd.	1,867	51,237
		238,325
Materials (0.3%):
Fortescue Metals Group Ltd.	9,663	45,981
Newcrest Mining Ltd.	3,407	57,953
South32 Ltd.	25,189	53,101
		157,035
Telecommunication Services (0.3%):
Telstra Corp. Ltd.	36,457	129,762

Utilities (0.2%):
AGL Energy Ltd.	5,798	116,780
		2,163,762
Austria (0.3%):
Financials (0.1%):
Erste Group Bank AG	2,023	65,871

Materials (0.2%):
Voestalpine AG	2,055	80,887
		146,758
Belgium (1.3%):
Consumer Staples (0.5%):
Anheuser-Busch InBev SA/NV	1,109	121,728
Colruyt SA	2,088	102,499
		224,227

See notes to schedules of investments.

Security Description	Shares	Value
Financials (0.1%):
KBC Groep NV	979	$64,945

Health Care (0.2%):
UCB SA	1,305	101,216

Materials (0.2%):
Solvay SA	913	111,560

Telecommunication Services (0.3%):
Proximus SADP	4,600	144,334
		646,282
Bermuda (0.7%):
Industrials (0.4%):
Jardine Matheson Holdings Ltd.	3,300	212,025

Real Estate (0.3%):
Hongkong Land Holdings Ltd.	16,400	126,116
		338,141
Canada (11.4%):
Consumer Discretionary (1.3%):
Canadian Tire Corp. Ltd.	1,181	140,313
Dollarama, Inc.	1,902	157,644
Magna International, Inc.	1,935	83,515
Restaurant Brands International, Inc.	1,738	96,827
Shaw Communications, Inc., Class B	8,924	185,030
		663,329
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	2,329	105,231
George Weston Ltd.	2,165	188,919
Loblaw Cos. Ltd.	3,345	181,526
Saputo, Inc.	3,640	125,622
		601,298
Energy (0.5%):
Inter Pipeline Ltd.	6,264	132,045
Pembina Pipeline Corp.	4,034	127,843
		259,888
Financials (4.5%):
Bank of Montreal	2,657	198,481
Brookfield Asset Management, Inc.	3,706	135,035
Canadian Imperial Bank of Commerce	2,230	192,310
Great-West Lifeco, Inc.	4,854	134,519
IGM Financial, Inc.	4,854	144,777
Intact Financial Corp.	3,083	219,290
Manulife Financial Corp.	4,952	87,853
National Bank of Canada	4,231	177,678
Power Corp. of Canada	6,133	144,089
Power Financial Corp.	5,543	146,610
Royal Bank of Canada	2,591	188,796
Sun Life Financial, Inc.	2,788	101,816
The Bank of Nova Scotia	3,214	188,049
The Toronto-Dominion Bank	4,132	206,988
		2,266,291

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (0.8%):
Canadian National Railway Co.	2,001	$147,716
Canadian Pacific Railway Ltd.	754	110,772
Waste Connections, Inc.	1,607	141,907
		400,395
Information Technology (0.7%):
CGI Group, Inc. (a)	2,230	106,863
Constellation Software, Inc.	230	113,037
Open Text Corp.	3,214	109,252
		329,152
Materials (0.5%):
Aginco Eagle Mines Ltd.	1,312	55,669
Ccl Industries, Inc.	361	78,770
Potash Corp. of Saskatchewan, Inc.	4,198	71,730
Teck Resources Ltd.	2,230	48,769
		254,938
Telecommunication Services (0.9%):
BCE, Inc.	5,117	226,584
TELUS Corp.	6,363	206,581
		433,165
Utilities (1.0%):
Canadian Utilities Ltd., Class A	5,379	157,604
Fortis, Inc.	4,723	156,534
Hydro One Ltd. (b)	10,200	186,019
		500,157
		5,708,613
China (0.8%):
Consumer Discretionary (0.2%):
Brilliance China Automotive Holdings Ltd.	66,000	110,406

Consumer Staples (0.4%):
China Resources Beer Holdings Co. Ltd. (a)	66,000	150,153
Sun Art Retail Group Ltd.	49,000	45,902
		196,055
Industrials (0.2%):
China State Construction Int	66,000	118,050
		424,511
Denmark (2.2%):
Consumer Discretionary (0.1%):
Pandora A/S	652	72,188

Consumer Staples (0.3%):
Carlsberg A/S	1,435	132,537

Financials (0.2%):
Danske Bank A/S	3,230	110,018

Health Care (0.6%):
Coloplast A/S	1,664	129,942
H. Lundbeck A/S	1,664	77,178
Novo Nordisk A/S, Class B	2,088	71,719
		278,839

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (0.6%):
DSV A/S	2,023	$104,737
ISS A/S	3,067	115,991
Vestas Wind Systems A/S	913	74,243
		294,971
Materials (0.4%):
Christian Hansen Holding A/S	1,925	123,572
Novozymes A/S, B Shares	2,023	80,192
		203,764
		1,092,317
Finland (1.3%):
Energy (0.2%):
Neste Oyj	2,088	81,429

Financials (0.2%):
Sampo Oyj, Class A	2,218	105,190

Health Care (0.2%):
Orion Oyj	2,316	120,732

Industrials (0.4%):
Kone Oyj, Class B	2,545	111,739
Wartsila Oyj ABP	1,631	87,251
		198,990
Materials (0.3%):
Stora ENSO Oyj, R Shares	7,340	86,752
UPM-Kymmene Oyj	2,838	66,661
		153,413
		659,754
France (9.6%):
Consumer Discretionary (2.3%):
Accor SA	2,088	86,975
Christian Dior SE	555	128,942
Cie Generale des Etablissements Michelin	1,077	130,795
Hermes International	261	123,641
Kering	391	101,121
LVMH Moet Hennessy Louis Vuitton SA	522	114,621
Psa Peugeot Citroen (a)	2,610	52,550
Renault SA	750	65,146
Sodexo SA	1,240	145,829
Valeo SA	1,240	82,577
Vivendi Universal SA	5,155	100,216
		1,132,413
Consumer Staples (1.0%):
Carrefour SA	4,339	102,288
Danone SA	1,892	128,680
L’Oreal SA	718	137,975
Pernod Ricard SA	1,240	146,689
		515,632
Energy (0.2%):
Total SA	2,121	107,275

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.2%):
Amundi SA (b)	1,435	$84,664
AXA SA	2,414	62,457
BNP Paribas SA	979	65,196
CNP Assurances	4,306	87,639
Credit Agricole SA	5,318	72,043
Natixis SA	10,081	62,112
SCOR SE	2,479	93,689
Societe Generale SA	1,077	54,627
		582,427
Health Care (0.7%):
Essilor International SA	783	95,132
Ipsen SA	1,109	110,916
Sanofi	1,370	123,662
		329,710
Industrials (2.7%):
Aeroports de Paris	1,174	145,080
Bollore SA	27,176	105,345
Bureau Veritas SA	7,047	148,650
Compagnie de Saint-Gobain	1,762	90,471
Dassault Aviation SA	98	124,597
Eiffage SA	1,435	112,385
Legrand SA	1,957	117,987
Safran SA	1,370	102,340
Schneider Electric SA	1,338	97,952
Thales SA	1,272	123,011
Vinci SA	1,501	118,963
Zodiac Aerospace	2,121	53,055
		1,339,836
Information Technology (0.4%):
Atos SE	783	96,845
Dassault Systemes SA	1,435	124,202
		221,047
Materials (0.4%):
Air Liquide SA	1,077	123,040
Arkema SA	1,044	102,989
		226,029
Telecommunication Services (0.2%):
Iliad SA	457	102,201

Utilities (0.5%):
Electricite de France SA	7,732	65,091
Suez Environnement Co.	6,884	108,715
Veolia Environnement SA	5,579	104,502
		278,308
		4,834,878
Germany (6.5%):
Consumer Discretionary (0.9%):
Bayerische Motoren Werke AG	1,011	92,217
Continental AG	424	92,944
Daimler AG, Registered Shares	1,338	98,765
ProSiebenSat.1 Media SE	2,284	101,121
Zalando SE (a)(b)	1,501	60,722
		445,769

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (0.3%):
Beiersdorf AG	1,533	$145,096

Financials (1.1%):
Allianz SE	522	96,692
Deutsche Boerse AG	1,109	101,949
Hannover Rueck SE	946	109,134
Muenchener Rueckversicherungs-Gesellschaft AG	620	121,292
Talanx AG	3,165	111,597
		540,664
Health Care (0.9%):
Bayer AG	1,011	116,525
Fresenius Medical Care AG & Co. KGaA	1,338	112,824
Fresenius SE & Co. KGaA	1,338	107,515
Merck KGaA	1,174	133,746
		470,610
Industrials (1.0%):
Brenntag AG	1,696	95,069
Deutsche Post AG	3,817	130,719
Hochtief AG	620	102,477
Mg Technologies AG	1,599	67,953
Siemens AG	816	111,763
		507,981
Information Technology (0.4%):
Infineon Technologies AG	4,796	97,944
SAP SE	1,305	128,040
		225,984
Materials (1.2%):
BASF SE	1,207	119,635
Covestro AG (b)	946	72,816
Evonik Industries AG	3,556	115,939
Linde AG	555	92,414
Symrise AG	1,696	112,781
Thyssenkrupp AG	2,773	67,915
		581,500
Real Estate (0.4%):
Deutsche Wohnen AG	2,708	89,157
Vonovia SE	3,165	111,513
		200,670
Telecommunication Services (0.3%):
Deutsche Telekom AG, Registered Shares	7,667	134,330
		3,252,604
Hong Kong (7.5%):
Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	78,600	76,362

Consumer Staples (0.4%):
Dairy Farm International Holdings Ltd.	13,100	118,948
WH Group Ltd. (b)	98,500	84,921
		203,869

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.6%):
AIA Group Ltd.	19,600	$123,583
BOC Hong Kong Holdings Ltd.	33,000	134,823
China Taiping Insurance Holdings Co. Ltd. (a)	39,400	95,416
Hang Seng Bank	9,800	198,741
Hong Kong Exchanges and Clearing Ltd.	6,600	166,119
The Bank of East Asia Ltd.	19,600	81,086
		799,768
Industrials (1.2%):
CITIC Ltd.	66,000	94,100
CK Hutchison Holdings Ltd.	16,500	202,978
Jardine Strategic Holdings Ltd.	3,300	138,600
MTR Corp. Ltd.	16,500	92,677
Nws Holdings Ltd.	33,000	60,214
		588,569
Information Technology (0.0%):(c)
Hanergy Thin Film Power Group Ltd. (a)(d)(e)	26,000	569

Real Estate (2.0%):
Cheung Kong Property Holdings Ltd.	16,500	111,149
Fullshare Holdings Ltd.	165,000	73,038
Hang Lung Properties Ltd.	33,000	85,777
Henderson Land Development Co. Ltd.	33,000	204,464
New World Development Co. Ltd.	98,000	120,556
Sino Land Co. Ltd.	66,000	115,672
Swire Pacific Ltd., Class A	16,500	164,760
Swire Properties Ltd.	39,400	126,242
		1,001,658
Telecommunication Services (0.5%):
China Mobile Ltd.	16,500	180,578
China Unicom Hong Kong Ltd.	66,000	88,325
		268,903
Utilities (1.7%):
China Gas Holdings Ltd.	66,000	106,330
China Resources Power Holdings Co. Ltd.	66,000	119,069
CLP Holdings Ltd.	16,500	172,510
Guangdong Investment Ltd.	66,000	94,100
Hong Kong & China Gas Co. Ltd.	98,640	197,247
Power Assets Holdings Ltd.	16,500	142,254
		831,510
		3,771,208
Ireland (1.8%):
Consumer Discretionary (0.2%):
WPP PLC	5,272	115,705

Consumer Staples (0.2%):
Kerry Group PLC	1,272	100,651

Financials (0.1%):
Bank of Ireland (a)	143,382	35,560

Industrials (0.9%):
Allegion PLC	1,441	109,084
DCC PLC	1,212	106,658
Experian PLC	6,877	140,249
Pentair PLC	1,539	96,618
		452,609

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (0.2%):
Accenture PLC, Class A	950	$113,886

Materials (0.2%):
CRH PLC	2,292	80,680
		899,091
Israel (0.5%):
Financials (0.2%):
Bank Hapoalim BM	18,817	114,812

Information Technology (0.3%):
Check Point Software Technologies Ltd. (a)	1,146	117,648
		232,460
Italy (1.8%):
Consumer Discretionary (0.5%):
Ferrari NV	1,376	102,320
Luxottica Group SpA	1,631	90,034
Prada SpA	16,400	68,902
		261,256
Energy (0.2%):
Snam SpA	22,674	98,051

Financials (0.3%):
Assicurazioni Generali SpA	3,654	58,076
Intesa Sanpaolo SpA	18,302	49,705
Mediobanca SpA	4,991	44,987
		152,768
Industrials (0.4%):
Atlantia SpA	3,980	102,740
Finmeccanica SpA (a)	4,730	67,055
		169,795
Utilities (0.4%):
Enel SpA	21,042	99,074
Terna Rete Elettrica Nazionale SpA	21,271	105,508
		204,582
		886,452
Japan (17.9%):
Consumer Discretionary (3.0%):
Bridgestone Corp.	3,300	133,500
Fuji Heavy Industries Ltd.	3,300	121,048
Isuzu Motors Ltd.	9,800	129,643
Mazda Motor Corp.	6,600	95,048
Nissan Motor Co. Ltd.	13,100	126,340
Oriental Land Co. Ltd.	3,300	189,236
Panasonic Corp.	9,800	110,757
Sekisui Chemical Co. Ltd.	6,600	110,939
Sekisui House Ltd.	9,800	161,206
Sumitomo Electric Industries Ltd.	6,600	109,457
Suzuki Motor Corp.	3,300	137,028
Yamaha Motor Co. Ltd.	3,300	79,483
		1,503,685

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (1.8%):
Asahi Group Holdings Ltd.	3,300	$124,754
Japan Tobacco, Inc.	3,300	107,263
Kao Corp.	3,300	180,965
Kirin Holdings Co. Ltd.	9,800	184,933
Suntory Beverage & Food Ltd.	3,300	139,044
Uni-Charm Corp.	6,600	158,166
		895,125
Financials (2.0%):
Japan Exchange Group, Inc.	6,600	93,981
Japan Post Bank Co. Ltd.	6,600	81,885
Japan Post Holdings Co. Ltd.	9,800	122,995
Japan Post Insurance Co. Ltd.	3,300	75,629
Mitsubishi UFJ Financial Group, Inc.	9,800	61,603
Mizuho Financial Group, Inc.	42,600	78,074
Ms&ad Insurance Group Holdings, Inc.	3,300	104,950
ORIX Corp.	3,300	48,843
Resona Holdings, Inc.	13,100	70,367
Sony Financial Holdings, Inc.	3,300	53,038
Sumitomo Mitsui Financial Group, Inc.	3,300	119,922
T&D Holdings, Inc.	3,300	47,910
The Dai-ichi Life Insurance Co. Ltd.	3,300	59,190
		1,018,387
Health Care (2.1%):
Astellas Pharma, Inc.	9,800	129,070
Chugai Pharmaceutical Co. Ltd.	3,300	113,400
Hoya Corp.	3,300	158,789
Kyowa Hakko Kirin Co. Ltd.	3,300	52,238
M3, Inc.	3,300	81,915
Olympus Optical Co. Ltd.	3,300	126,889
ONO Pharmaceutical Co. Ltd.	3,300	68,321
Otsuka Holdings Co. Ltd.	3,300	148,887
Sumitomo Dainippon Pharma Co. Ltd.	3,300	54,491
Terumo Corp.	3,300	114,585
		1,048,585
Industrials (4.1%):
Ana Holdings, Inc.	66,000	201,481
Hankyu Hanshin Holdings, Inc.	6,600	214,644
Japan Airlines Co. Ltd.	6,600	209,070
Komatsu Ltd.	6,600	172,041
Kubota Corp.	6,600	99,080
Makita Corp.	6,600	231,246
Mitsubishi Electric Corp.	6,600	94,692
NGK Insulators Ltd.	6,600	149,420
NSK Ltd.	6,600	94,396
Odakyu Railway Jpy50 ORD	6,600	128,430
Recruit Holdings Co. Ltd.	3,300	168,395
Sumitomo Corp.	13,100	176,240
Yamato Holdings Co. Ltd.	6,600	138,303
		2,077,438

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (2.2%):
Canon, Inc.	6,600	$205,809
FUJIFILM Holdings Corp.	3,300	128,905
Nomura Research Institute Ltd.	6,600	243,105
NTT Data Corp.	3,300	156,536
Oracle Corp. Japan	3,300	188,554
Renesas Electronics Corp. (a)	6,600	69,196
Yahoo Japan Corp.	19,700	90,969
		1,083,074
Materials (0.8%):
Mitsubishi Chem Holdings	3,300	25,538
Nippon Paint Co. Ltd.	3,300	114,882
Nitto Denko Corp.	3,300	255,023
		395,443
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	3,300	453,450

Telecommunication Services (0.6%):
KDDI Corp.	3,300	86,628
Nippon Telegraph & Telephone Corp.	3,300	140,882
NTT DOCOMO, Inc.	3,300	76,860
		304,370
Utilities (0.4%):
Kansai Electric Power Co.	6,600	81,055
Osaka Gas Co. Ltd.	33,000	125,406
		206,461
		8,986,018
Netherlands (2.9%):
Consumer Staples (0.5%):
Heineken NV	1,631	138,835
Koninklijke Ahold Delhaize NV	5,122	109,601
		248,436
Financials (0.4%):
Exor NV	1,305	67,486
ING Groep NV	4,502	68,049
NN Group NV	2,545	82,759
		218,294
Industrials (1.1%):
AerCap Holdings NV (a)	1,703	78,287
Koninklijke Philips NV	3,589	115,349
Randstad Holding NV	1,077	62,152
RELX NV	7,830	144,995
Wolters Kluwer NV	2,969	123,404
		524,187
Information Technology (0.2%):
ASML Holding NV	848	112,528

Materials (0.5%):
AkzoNobel NV	1,599	132,580
Koninklijke DSM NV	1,696	114,717
		247,297

See notes to schedules of investments.

Security Description	Shares	Value
Telecommunication Services (0.2%):
Koninklijke KPN NV	29,068	$87,532
		1,438,274
Norway (1.0%):
Consumer Staples (0.4%):
Marine Harvest ASA	5,948	90,720
Orkla ASA	13,891	124,466
		215,186
Financials (0.4%):
DNB ASA	5,687	90,185
Gjensidige Forsikring ASA	7,386	112,566
		202,751
Materials (0.2%):
Norsk Hydro ASA	13,955	81,072
		499,009
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	6,296	112,626

Utilities (0.2%):
EDP - Energias de Portugal SA	29,590	100,215
		212,841
Singapore (2.7%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	3,300	103,495

Financials (0.9%):
DBS Group Holdings Ltd.	9,800	135,946
Oversea-Chinese Banking Corp. Ltd.	22,900	159,162
United Overseas Bank Ltd.	9,800	154,936
		450,044
Industrials (0.8%):
Keppel Corp. Ltd.	19,600	97,264
Singapore Airlines Ltd.	22,900	164,893
Singapore Technologies Engineering Ltd.	49,100	130,957
		393,114
Real Estate (0.5%):
CapitaLand Ltd.	58,900	152,883
Global Logistic Properties Ltd.	52,400	104,163
		257,046
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	49,100	137,627
		1,341,326
Spain (3.7%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	3,589	126,490

Energy (0.2%):
Repsol SA	5,416	83,626

Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA	8,939	69,321

See notes to schedules of investments.

Security Description	Shares	Value
Banco de Sabadell SA	33,798	$61,938
Banco Santander SA	10,016	61,380
Bankia SA	50,045	56,906
CaixaBank SA	15,757	67,719
Mapfre SA	24,435	83,799
		401,063
Health Care (0.2%):
Grifols SA	4,600	112,808

Industrials (0.9%):
Abertis Infraestructuras SA	8,547	137,668
ACS, Actividades de Construccion y Servicios SA	2,643	89,921
Aena SA (b)	718	113,582
Ferrovial SA	4,828	96,614
		437,785
Information Technology (0.2%):
Amadeus IT Holding SA	2,447	124,142

Telecommunication Services (0.1%):
Telefonica SA	6,557	73,336

Utilities (1.0%):
Endesa SA	5,383	126,497
Gas Natural SDG SA	5,220	114,370
Iberdrola SA	14,942	106,869
Red Electrica Corp. SA	6,688	128,414
		476,150
		1,835,400
Sweden (2.9%):
Consumer Discretionary (0.4%):
Electrolux AB	3,266	90,820
Hennes & Mauritz AB	3,462	88,503
		179,323
Consumer Staples (0.2%):
Svenska Cellulosa AB SCA, B Shares	3,560	114,853

Financials (0.9%):
Lundbergs AB, B Shares	2,025	137,330
Nordea Bank AB	8,655	98,841
Svenska Handelsbanken AB	6,989	95,887
Swedbank AB, A Shares	4,540	105,215
		437,273
Industrials (1.1%):
Assa Abloy	5,258	108,178
Atlas Copco AB, Class A	2,874	101,480
Sandvik AB	6,728	100,568
Skanska AB, Class B	3,854	90,779
SKF AB, B Shares	4,148	82,100
Volvo AB, B Shares	6,107	90,195
		573,300
Information Technology (0.2%):
Hexagon AB, B Shares	2,123	85,319

See notes to schedules of investments.

Security Description	Shares	Value
Materials (0.1%):
Boliden AB	2,547	$75,916
		1,465,984
Switzerland (7.9%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	1,080	85,417
Garmin Ltd.	1,539	78,658
The Swatch Group AG	262	93,848
		257,923
Consumer Staples (0.9%):
Barry Callebaut AG	131	171,239
Coca-Cola HBC AG	4,584	118,350
Nestle SA, Registered shares	2,357	180,882
		470,471
Financials (1.6%):
Chubb Ltd.	1,179	160,639
Julius Baer Group Ltd.	1,735	86,629
Partners Group Holding AG	229	123,144
Swiss Life Holding AG	360	116,189
Swiss Re AG	1,440	129,347
UBS Group AG, Registered Shares	4,321	69,169
Zurich Insurance Group AG	426	113,753
		798,870
Health Care (1.3%):
Actelion Ltd.	196	55,332
Galenica AG	65	68,544
Lonza Group AG, Registered Shares	556	105,159
Novartis AG	1,800	133,643
Roche Holding AG	524	133,852
Sonova Holding AG, Registered Shares	1,047	145,225
		641,755
Industrials (1.9%):
ABB Ltd.	5,564	130,182
Adecco SA, Registered Shares	1,178	83,698
Geberit AG	360	155,231
Kuehne + Nagel International AG	1,146	161,932
Schindler Holding AG	720	139,341
SGS SA	65	138,711
Wolseley PLC	1,801	113,256
		922,351
Information Technology (0.2%):
TE Connectivity Ltd.	1,408	104,966

Materials (1.1%):
EMS-Chemie Holding AG	229	133,435
Givaudan SA, Registered Shares	65	117,096
Sika AG	33	198,053
Syngenta AG	262	115,668
		564,252
Telecommunication Services (0.4%):
Swisscom AG	393	181,351
		3,941,939

See notes to schedules of investments.

Security Description	Shares	Value
United Kingdom (8.9%):
Consumer Discretionary (1.8%):
Burberry Group PLC	3,733	$80,619
Compass Group PLC	6,091	114,910
Delphi Automotive PLC	884	71,153
GKN PLC	20,630	93,888
InterContinental Hotels Group PLC	2,325	113,821
ITV PLC	20,827	57,111
Kingfisher PLC	24,658	100,729
Next PLC	1,212	65,589
Persimmon PLC	1,572	41,236
Sky PLC	5,108	62,452
Taylor Wimpey PLC	16,570	40,082
Whitbread PLC	1,605	79,578
		921,168
Consumer Staples (1.9%):
Associated British Foods PLC	1,932	63,070
British American Tobacco PLC	1,867	123,955
Coca-Cola European Partners PLC	2,686	101,235
Diageo PLC	4,748	135,818
Imperial Tobacco Group PLC	2,390	115,776
Reckitt Benckiser Group PLC	1,408	128,510
Sainsbury (J) PLC	26,754	88,579
Unilever PLC	1,801	88,879
WM Morrison Supermarkets PLC	31,829	95,693
		941,515
Energy (0.4%):
Royal Dutch Shell PLC, Class A	3,831	100,588
TechnipFMC PLC (a)	2,293	74,523
		175,111
Financials (1.8%):
3i Group PLC	8,841	83,007
Aon PLC	1,146	136,019
Aviva PLC	10,544	70,269
Barclays PLC	18,043	50,878
Hargreaves Lansdown PLC	3,799	61,914
Legal & General Group PLC	17,486	54,170
Lloyds Banking Group PLC	62,447	51,880
Old Mutual PLC	30,388	76,362
Prudential PLC	3,406	71,936
RSA Insurance Group PLC	15,816	116,201
Schroders PLC	1,736	65,893
Standard Life PLC	13,066	58,056
		896,585
Health Care (0.2%):
Smith & Nephew PLC	7,892	120,217

Industrials (1.2%):
Ashtead Group PLC	3,766	77,983
BAE Systems PLC	13,622	109,637
Bunzl PLC	4,257	123,719
International Consolidated Airlines Group SA	6,811	45,135
RELX PLC	6,746	132,168
Smiths Group PLC	5,927	120,206
		608,848

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (0.2%):
The Sage Group PLC	13,033	$102,938

Materials (0.4%):
Johnson Matthey PLC	3,209	123,813
Rio Tinto PLC	1,736	69,796
		193,609
Telecommunication Services (0.1%):
BT Group PLC	14,277	56,909

Utilities (0.9%):
Centrica PLC	35,628	96,849
National Grid PLC	9,955	126,389
SSE PLC	5,436	100,511
United Utilities Group PLC	9,758	121,443
		445,192
		4,462,092
United States (0.8%):
Consumer Discretionary (0.3%):
Autoliv, Inc.	753	77,002
Fiat Chrysler Automobiles NV (a)	4,225	46,179
Lululemon athletica, Inc. (a)	1,015	52,648
		175,829
Health Care (0.4%):
Jazz Pharmaceuticals PLC (a)	459	66,615
Medtronic PLC	1,375	110,770
		177,385
Information Technology (0.1%):
Mobileye NV (a)	1,245	76,443
		429,657
Total Common Stocks (Cost $46,975,595)		49,669,371

Total Investments (Cost $46,975,595) — 99.1%		49,669,371
Other assets in excess of liabilities — 0.9%		449,433
NET ASSETS - 100.00%		$50,118,804

(a)	Non-income producing security.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $602,724 and amounted to 1.3% of net assets.

(c)	Amount represents less than 0.05% of net assets.
(d)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2017, illiquid securities were less than 0.05% of the Fund’s net assets.

(e)	Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund’s net assets as of March 31, 2017.

PLC—Public Liability Co.

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	1	6/16/17	$89,100	$2,481

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (15.8%):
Best Buy Co., Inc.	51,165	$2,514,759
Cinemark Holdings, Inc.	99,716	4,421,408
Coach, Inc.	88,533	3,659,069
Darden Restaurants, Inc.	55,518	4,645,191
General Motors Co.	82,829	2,928,833
Genuine Parts Co.	47,402	4,380,419
Kohl’s Corp.	44,629	1,776,680
L Brands, Inc.	48,527	2,285,622
Las Vegas Sands Corp.	49,552	2,827,933
Leggett & Platt, Inc.	90,772	4,567,647
Macy’s, Inc.	65,753	1,948,919
McDonald’s Corp.	46,944	6,084,411
Polaris Industries, Inc.(a)	28,563	2,393,579
Target Corp.	56,859	3,138,049
The Gap, Inc.	78,772	1,913,372
The Interpublic Group of Co., Inc.	156,288	3,839,996
VF Corp.	65,261	3,587,397
Viacom, Inc., Class B	64,873	3,024,379
Yum! Brands, Inc.	76,694	4,900,747
		64,838,410
Consumer Staples (12.3%):
Altria Group, Inc.	75,278	5,376,355
Archer-Daniels-Midland Co.	78,097	3,595,586
General Mills, Inc.	74,114	4,373,467
Kimberly-Clark Corp.	39,938	5,257,039
PepsiCo, Inc.	59,632	6,670,435
Philip Morris International, Inc.	43,047	4,860,006
Pilgrim’s Pride Corp.	124,071	2,792,218
The Coca-Cola Co.	146,345	6,210,882
The Procter & Gamble Co.	63,543	5,709,338
Wal-Mart Stores, Inc.	80,153	5,777,428
		50,622,754
Electric Utilities (13.6%):
Alliant Energy Corp.	112,162	4,442,737
Avangrid, Inc.	101,009	4,317,125
Eversource Energy	83,643	4,916,536
Exelon Corp.	104,004	3,742,064
Great Plains Energy, Inc.	174,736	5,105,786
NextEra Energy, Inc.	35,181	4,516,185
OGE Energy Corp.	123,680	4,326,326
PG&E Corp.	75,007	4,977,465
Pinnacle West Capital Corp.	60,730	5,063,667
PPL Corp.	130,937	4,895,734
The Southern Co.	107,252	5,339,004
Xcel Energy, Inc.	109,333	4,859,852
		56,502,481
Energy (4.4%):
Exxon Mobil Corp.	62,517	5,127,019
Marathon Petroleum Corp.	48,136	2,432,793
ONEOK, Inc.	54,845	3,040,607

See notes to schedules of investments.

Security Description	Shares	Value
Phillips 66	57,308	$4,539,940
Valero Energy Corp.	46,663	3,093,290
		18,233,649
Financials (13.4%):
Arthur J. Gallagher & Co.	95,355	5,391,372
Cincinnati Financial Corp.	66,990	4,841,367
CME Group, Inc.	38,152	4,532,458
CNA Financial Corp.	91,539	4,043,278
Invesco Ltd.	81,286	2,489,790
New York Community Bancorp, Inc.	262,511	3,667,279
Old Republic International Corp.	208,025	4,260,352
PacWest Bancorp	52,882	2,816,495
People’s United Financial, Inc.	203,134	3,697,039
Principal Financial Group, Inc.	54,121	3,415,576
Prudential Financial, Inc.	30,661	3,270,915
T. Rowe Price Group, Inc.	52,629	3,586,666
TFS Financial Corp.	327,207	5,438,180
Wells Fargo & Co.	64,080	3,566,693
		55,017,460
Health Care (5.9%):
AbbVie, Inc.	58,899	3,837,859
Bristol-Myers Squibb Co.	39,976	2,173,895
Gilead Sciences, Inc.	46,604	3,165,344
Johnson & Johnson	55,187	6,873,541
Merck & Co., Inc.	56,957	3,619,048
Pfizer, Inc.	138,258	4,729,806
		24,399,493
Industrials (7.4%):
Cummins, Inc.	22,048	3,333,658
Eaton Corp. PLC	49,120	3,642,248
Emerson Electric Co.	62,024	3,712,757
KAR Auction Services, Inc.	101,087	4,414,469
Lockheed Martin Corp.	17,860	4,779,336
Macquarie Infrastructure Corp.	55,802	4,496,525
Nielsen Holdings PLC	66,463	2,745,587
TransDigm Group, Inc.	13,242	2,915,359
		30,039,939
Information Technology (9.1%):
CA, Inc.	133,208	4,225,358
Cisco Systems, Inc.	153,645	5,193,201
HP, Inc.	171,045	3,058,284
Intel Corp.	119,640	4,315,415
International Business Machines Corp.	28,564	4,974,135
Leidos Holdings, Inc.	37,088	1,896,680
Maxim Integrated Products, Inc.	82,240	3,697,510
Paychex, Inc.	79,905	4,706,405
QUALCOMM, Inc.	47,517	2,724,625
Xerox Corp.	357,631	2,625,012
		37,416,625
Materials (3.0%):
International Paper Co.	72,802	3,696,886

See notes to schedules of investments.

Security Description	Shares	Value
LyondellBasell Industries NV, Class A	36,436	$3,322,599
Sonoco Products Co.	97,519	5,160,705
		12,180,190
Multi-Utilities (11.3%):
Ameren Corp.	86,800	4,738,412
CMS Energy Corp.	109,770	4,911,110
Consolidated Edison, Inc.	60,918	4,730,892
Dominion Resources, Inc.	60,486	4,691,899
DTE Energy Co.	49,562	5,060,776
NiSource, Inc.	188,041	4,473,495
SCANA Corp.	62,355	4,074,899
Sempra Energy	39,326	4,345,523
Vectren Corp.	79,448	4,656,447
WEC Energy Group, Inc.	77,614	4,705,737
		46,389,190
Telecommunication Services (3.2%):
AT&T, Inc.	124,901	5,189,636
CenturyLink, Inc.	122,091	2,877,685
Verizon Communications, Inc.	104,898	5,113,778
		13,181,099
Total Common Stocks (Cost $394,865,053)		408,821,290

Collateral for Securities Loaned (0.1%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(b)	475,981	475,981
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(b)	130,936	130,936
Total Collateral for Securities Loaned (Cost $606,917)		606,917

Total Investments (Cost $395,471,970) — 99.5%		409,428,207
Other assets in excess of liabilities — 0.5%		1,950,490
NET ASSETS - 100.00%		$411,378,697

(a)	All or a portion of this security is on loan.
(b)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

PLC—Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	16	6/16/17	$1,887,360	$(2,872)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (17.7%):
Aaron’s, Inc.	1,316	$39,138
American Axle & Manufacturing Holdings, Inc.(a)	1,540	28,921
American Eagle Outfitters, Inc.	2,631	36,913
American Outdoor Brands Corp.(a)	1,571	31,122
Asbury Automotive Group, Inc.(a)	616	37,022
Big Lots, Inc.	914	44,493
BJ’s Restaurants, Inc.(a)	1,228	49,611
Bob Evans Farms, Inc.	672	43,593
Bojangles’, Inc.(a)	2,123	43,522
Boyd Gaming Corp.(a)	2,616	57,578
Brinker International, Inc.	1,144	50,290
Buffalo Wild Wings, Inc.(a)	295	45,061
Caesars Acquisition Co.(a)	1,891	29,121
Caleres, Inc.	1,218	32,180
Capella Education Co.	507	43,108
Carrols Restaurant Group, Inc.(a)	2,621	37,087
Cavco Industries, Inc.(a)	423	49,237
Chico’s FAS, Inc.	2,461	34,946
Churchill Downs, Inc.	457	72,594
Cooper Tire & Rubber Co.	1,088	48,253
Cooper-Standard Holding(a)	411	45,592
Core-Mark Holding Co., Inc.	1,253	39,081
Dana Holding Corp.	1,890	36,496
Dave & Buster’s Entertainment, Inc.(a)	666	40,686
Dillard’s, Inc.	606	31,657
Dineequity, Inc.	989	53,821
Dorman Products, Inc.(a)	635	52,153
DSW, Inc., Class A	1,738	35,942
Duluth Holdings, Inc.(a)	1,396	29,721
Eldorado Resorts, Inc.(a)	2,253	42,638
Ethan Allen Interiors, Inc.	1,297	39,753
Express, Inc.(a)	2,438	22,210
Five Below, Inc.(a)	964	41,751
Fossil Group, Inc.(a)	1,463	25,529
Fox Factory Holding Corp.(a)	1,645	47,212
Francesca’s Holdings Corp.(a)	1,562	23,977
GameStop Corp., Class A	1,382	31,164
Genesco, Inc.(a)	388	21,515
Gentherm, Inc.(a)	900	35,325
Grand Canyon Education, Inc.(a)	770	55,139
Group 1 Automotive, Inc.	502	37,188
Helen of Troy Ltd.(a)	549	51,716
Hibbett Sports, Inc.(a)	1,263	37,259
HSN, Inc.	925	34,318
Ilg, Inc.	3,418	71,641
Installed Building Products, Inc.(a)	824	43,466
International Speedway Corp.	1,588	58,677
iRobot Corp.(a)	733	48,481
Jack in the Box, Inc.	524	53,301
KB Home	2,317	46,062
La-Z-Boy, Inc.	1,398	37,746
LCI Industries	388	38,722
Lgi Homes, Inc.(a)	1,016	34,453

See notes to schedules of investments.

Security Description	Shares	Value
Lithia Motors, Inc.	425	$36,401
M/I Homes, Inc.(a)	1,974	48,363
Marcus Corp.	1,663	53,382
MarineMax, Inc.(a)	1,358	29,401
Marriott Vacations Worldwide Corp.	449	44,869
MDC Holdings, Inc.	1,683	50,574
Meritage Homes Corp.(a)	1,136	41,805
Monro Muffler Brake, Inc.	842	43,867
Motorcar Parts of America, Inc.(a)	1,135	34,879
Movado Group, Inc.	1,495	37,300
MSG Networks, Inc., Class A(a)	2,049	47,844
Murphy USA, Inc.(a)	734	53,889
New Media Investment Group, Inc.	2,774	39,419
Nutrisystem, Inc.	739	41,014
Office Depot, Inc.	6,467	30,169
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,239	41,507
Papa John’s International, Inc.	719	57,549
Penn National Gaming, Inc.(a)	3,021	55,677
Planet Fitness, Inc., Class A	1,659	31,969
Ruth’s Hospitality Group, Inc.	2,517	50,466
Select Comfort Corp.(a)	1,415	35,078
Shake Shack, Inc.(a)	1,221	40,781
Sonic Automotive, Inc., Class A	1,636	32,802
Sonic Corp.	1,437	36,442
Standard Motor Products, Inc.	1,356	66,633
Steven Madden Ltd.(a)	1,198	46,184
Strayer Education, Inc.	469	37,750
Sturm Ruger & Co.	709	37,966
Superior Industries International, Inc.	1,484	37,619
Taylor Morrison Home Corp., Class A(a)	2,076	44,260
Tempur Sealy International, Inc.(a)	460	21,372
Texas Roadhouse, Inc.	953	42,437
The Buckle, Inc.	1,872	34,819
The Cato Corp., Class A	1,418	31,139
The Cheesecake Factory, Inc.	899	56,961
The E.W. Scripps Co., Class A(a)	1,741	40,809
The Tile Shop Holdings, Inc.	1,907	36,710
Topbuild Corp.(a)	1,108	52,075
TRI Pointe Group, Inc.(a)	3,511	44,028
Universal Electronics, Inc.(a)	548	37,538
William Lyon Homes(a)	1,648	33,982
Wingstop, Inc.	1,521	43,014
Winnebago Industries, Inc.	1,001	29,279
World Wrestling Entertainment, Inc.	2,181	48,462
		4,036,666
Consumer Staples (6.0%):
Amplify Snack Brands, Inc.(a)	3,109	26,116
B&G Foods, Inc.	1,073	43,188
Calavo Growers, Inc.	683	41,390
Darling Ingredients, Inc.(a)	3,308	48,032
Dean Foods Co.	2,380	46,791
Farmer Brothers Co.(a)	1,323	46,768
Fresh Del Monte Produce, Inc.	856	50,701
Ingles Markets, Inc., Class A	1,063	45,868

See notes to schedules of investments.

Security Description	Shares	Value
Inter Parfums, Inc.	1,145	$41,850
J&J Snack Foods Corp.	539	73,067
John B. Sanfilippo & Son, Inc.	497	36,375
Medifast, Inc.	1,628	72,234
Mgp Ingredients, Inc.	605	32,809
National Beverage Corp.	608	51,394
Nu Skin Enterprises, Inc., Class A	715	39,711
Omega Protein Corp.	2,581	51,749
Performance Food Group Co.(a)	2,098	49,932
PriceSmart, Inc.	549	50,618
Sanderson Farms, Inc.	539	55,970
SpartanNash Co.	1,310	45,837
Sprouts Farmers Markets, Inc.(a)	2,163	50,009
The Boston Beer Co., Inc.(a)	272	39,345
Tootsie Roll Industries, Inc.	1,704	63,629
United Natural Foods, Inc.(a)	1,143	49,412
USANA Health Sciences, Inc.(a)	696	40,090
Vector Group Ltd.	3,677	76,482
WD-40 Co.	526	57,308
Weis Markets, Inc.	758	45,215
		1,371,890
Energy (0.7%):
Atwood Oceanics, Inc.(a)	1,964	18,717
Dril-Quip, Inc.(a)	788	42,985
Rex American Resources Corp.(a)	662	59,904
World Fuel Services Corp.	1,059	38,389
		159,995
Financials (24.1%):
1st Source Corp.	1,155	54,227
Ameris Bancorp	1,153	53,153
AMERISAFE, Inc.	837	54,321
Artisan Partners Asset Management, Class A	1,701	46,948
Astoria Financial Corp.	2,823	57,900
Banc of California, Inc.	1,001	20,721
BancFirst Corp.	584	52,502
BancorpSouth, Inc.	1,539	46,555
Banner Corp.	967	53,804
Beneficial Bancorp, Inc.	4,004	64,064
Berkshire Hills Bancorp, Inc.	1,904	68,639
BofI Holding, Inc.(a)	945	24,693
Boston Private Financial Holdings, Inc.	2,713	44,493
Brookline BanCorp, Inc.	3,392	53,085
Capital Bank Financial Corp., Class A	1,698	73,694
Capitol Federal Financial, Inc.	5,561	81,357
Central Pacific Financial Corp.	1,673	51,093
City Holding Co.	853	55,001
Cohen & Steers, Inc.	1,492	59,634
Columbia Banking System, Inc.	1,306	50,921
Community Bank System, Inc.	979	53,825
Community Trust BanCorp, Inc.	1,265	57,874
Customers BanCorp, Inc.(a)	1,372	43,259
CVB Financial Corp.	2,064	45,594
Dime Community Bancshares, Inc.	2,639	53,572

See notes to schedules of investments.

Security Description	Shares	Value
Eagle Bancorp, Inc.(a)	835	$49,850
Employers Holdings, Inc.	1,396	52,978
Enterprise Financial Services Corp.	1,188	50,371
FBL Financial Group, Inc., Class A	718	46,993
Fcb Financial Holdings, Inc.(a)	1,135	56,239
Federated Investors, Inc., Class B	1,785	47,017
Financial Engines, Inc.	861	37,497
First Busey Corp.	2,126	62,504
First Commonwealth Financial Corp.	3,832	50,812
First Financial Bancorp	1,907	52,347
First Financial Bankshares, Inc.	1,157	46,396
First Interstate BancSystem, Inc., Class A	1,266	50,197
First Merchants Corp.	1,441	56,660
First Midwest Bancorp, Inc.	2,197	52,025
Flagstar BanCorp, Inc.(a)	1,725	48,628
Glacier Bancorp, Inc.	1,455	49,368
Great Western BanCorp, Inc.	1,102	46,736
Greenhill & Co., Inc.	1,269	37,182
Hanmi Financial Corp.	1,429	43,942
Heartland Financial USA, Inc.	1,066	53,247
Hilltop Holdings, Inc.	1,856	50,984
Hope Bancorp, Inc.	2,171	41,618
Horace Mann Educators Corp.	1,451	59,564
Houlihan Lokey, Inc.	1,509	51,985
Independent Bank Corp.	776	50,440
Independent Bank Group, Inc.	743	47,775
Infinity Property & Casualty Corp.	670	63,985
International Bancshares Corp.	1,238	43,825
Janus Capital Group, Inc.	3,473	45,844
Kearny Financial Corp.	5,033	75,747
Lakeland BanCorp, Inc.	2,545	49,882
Lakeland Financial Corp.	1,228	52,951
LegacyTexas Financial Group, Inc.	994	39,661
LendingTree, Inc.(a)	252	31,588
Mainsource Financial Group, Inc.	1,613	53,116
Meridian BanCorp, Inc.	4,071	74,499
Meta Financial Group, Inc.	452	40,002
Moelis & Co., Class A	1,076	41,426
National Bank Holdings Corp.	1,811	58,858
National General Holdings Corp.	2,421	57,523
National Western Life Group, Inc.	157	47,753
NBT Bancorp, Inc.	1,396	51,750
Nelnet, Inc.	868	38,070
Northfield BanCorp, Inc.	4,250	76,585
Oceanfirst Financial Corp.	2,269	63,929
Old National Bancorp	3,181	55,190
Onebeacon Insurance Group, Ltd.	3,596	57,536
Pacific Premier Bancorp, Inc.(a)	1,174	45,258
Park National Corp.	485	51,022
Pennymac Financial Services, Inc.(a)	1,947	33,196
Provident Financial Services, Inc.	2,464	63,694
Renasant Corp.	1,220	48,422
RLI Corp.	910	54,618
S&T Bancorp, Inc.	1,320	45,672
Safety Insurance Group, Inc.	1,208	84,681

See notes to schedules of investments.

Security Description	Shares	Value
Sandy Spring BanCorp	1,416	$58,042
Seacoast Banking Corp. of Florida(a)	2,390	57,312
Selective Insurance Group, Inc.	1,233	58,136
ServisFirst Bancshares, Inc.	1,182	43,001
Simmons First National Corp., Class A	890	49,084
South State Corp.	583	52,091
Southside Bancshares, Inc.	1,392	46,729
State Bank Financial Corp.	1,940	50,673
Stock Yards BanCorp, Inc.	1,285	52,235
TCF Financial Corp.	2,559	43,554
The Navigators Group, Inc.	1,144	62,119
Tompkins Financial Corp.	617	49,699
Towne Bank	1,776	57,542
Trico Bancshares	1,466	52,087
Trustmark Corp.	1,767	56,173
Union Bankshares Corp.	1,462	51,433
United Community Banks, Inc.	1,868	51,725
United Financial Bancorp, Inc.	3,339	56,796
United Fire Group, Inc.	1,165	49,827
Universal Insurance Holdings, Inc.	1,310	32,095
Virtu Financial, Inc.	2,650	45,050
Waddell & Reed Financial, Inc., Class A	1,820	30,940
Walker & Dunlop, Inc.(a)	890	37,104
Washington Trust BanCorp, Inc.	924	45,553
WesBanco, Inc.	1,495	56,974
Westamerica BanCorp	969	54,099
WisdomTree Investments, Inc.	2,811	25,524
WSFS Financial Corp.	1,111	51,050
		5,537,214
Health Care (7.9%):
Abaxis, Inc.	719	34,872
Air Methods Corp.(a)	759	32,637
Akorn, Inc.(a)	1,167	28,101
Almost Family, Inc.(a)	1,075	52,245
Amedisys, Inc.(a)	825	42,149
AMN Healthcare Services, Inc.(a)	810	32,886
Amphastar Pharmaceuticals, Inc.(a)	1,568	22,736
Ani Pharmaceuticals, Inc.(a)	533	26,389
Anika Therapeutics, Inc.(a)	1,135	49,304
Atrion Corp.	122	57,119
Biotelemetry, Inc.(a)	1,167	33,785
Cambrex Corp.(a)	622	34,242
Chemed Corp.	400	73,076
Civitas Solutions, Inc.(a)	1,951	35,801
CorVel Corp.(a)	1,187	51,635
CryoLife, Inc.(a)	1,938	32,268
Globus Medical, Inc.(a)	1,509	44,697
Halyard Health, Inc.(a)	1,322	50,355
HealthEquity, Inc.(a)	838	35,573
Heska Corp.(a)	317	33,279
HMS Holdings Corp.(a)	1,750	35,578
ICU Medical, Inc.(a)	294	44,894
Innoviva, Inc.(a)	2,785	38,517
Inogen, Inc.(a)	569	44,132

See notes to schedules of investments.

Security Description	Shares	Value
LHC Group, Inc.(a)	854	$46,031
LifePoint Health, Inc.(a)	645	42,248
Magellan Health, Inc.(a)	590	40,740
Meridian Bioscience, Inc.	2,625	36,225
Merit Medical Systems, Inc.(a)	1,736	50,170
MiMedx Group, Inc.(a)	3,842	36,614
National Healthcare Corp.	1,054	75,149
Natus Medical, Inc.(a)	1,047	41,095
Neogen Corp.(a)	836	54,800
OraSure Technologies, Inc.(a)	2,534	32,765
Owens & Minor, Inc.	2,105	72,833
PharMerica Corp.(a)	1,261	29,507
Phibro Animal Health Corp., Class A	1,504	42,262
Repligen Corp.(a)	1,118	39,354
research Holdings, Inc., Class A(a)	664	30,444
Select Medical Holdings Corp.(a)	2,515	33,575
Supernus Pharmaceuticals, Inc.(a)	961	30,079
The Ensign Group, Inc.	2,000	37,600
US Physical Therapy, Inc.	829	54,134
		1,791,895
Industrials (21.6%):
AAON, Inc.	1,361	48,111
AAR Corp.	1,191	40,053
ABM Industries, Inc.	1,455	63,437
Acco Brands Corp.(a)	2,671	35,124
Air Transport Services Group, Inc.(a)	2,264	36,337
Aircastle Ltd.	1,715	41,383
Alamo Group, Inc.	778	59,275
Albany International Corp.	1,217	56,043
Allegiant Travel Co.	239	38,300
Altra Industrial Motion Corp.	1,198	46,662
American Railcar Industries, Inc.	1,011	41,552
American Woodmark Corp.(a)	474	43,513
Apogee Enterprises, Inc.	797	47,509
Argan, Inc.	559	36,978
Astec Industries, Inc.	542	33,330
Astronics Corp.(a)	1,002	31,793
Atkore International Group, Inc.(a)	1,648	43,309
AZZ, Inc.	666	39,627
Barnes Group, Inc.	1,129	57,963
Brady Corp., Class A	1,459	56,390
Columbus McKinnon Corp.	1,518	37,677
Comfort Systems USA, Inc.	967	35,441
Continental Building Products, Inc.(a)	2,003	49,074
CSW Industrials, Inc.(a)	1,599	58,683
Douglas Dynamics, Inc.	1,079	33,071
Dycom Industries, Inc.(a)	285	26,491
Encore Wire Corp.	807	37,122
ESCO Technologies, Inc.	1,086	63,096
Esterline Technologies Corp.(a)	457	39,325
Exponent, Inc.	882	52,523
Federal Signal Corp.	3,634	50,186
Franklin Electric Co., Inc.	958	41,242
FTI Consulting, Inc.(a)	1,298	53,439

See notes to schedules of investments.

Security Description	Shares	Value
GATX Corp.	752	$45,842
Generac Holdings, Inc.(a)	1,075	40,076
Global Brass & Copper Holdings, Inc.	917	31,545
Griffon Corp.	1,987	48,980
H&E Equipment Services, Inc.	955	23,417
Hawaiian Holdings, Inc.(a)	944	43,849
Heartland Express, Inc.	2,796	56,059
Herman Miller, Inc.	1,378	43,476
Hillenbrand, Inc.	1,464	52,484
HNI Corp.	586	27,009
Hub Group, Inc., Class A(a)	884	41,018
Huron Consulting Group, Inc.(a)	974	41,005
Hyster-Yale Materials Handling, Inc., Class A	592	33,383
ICF International, Inc.(a)	997	41,176
Insperity, Inc.	404	35,815
Insteel Industries, Inc.	925	33,430
Interface, Inc.	2,193	41,777
John Bean Technologies Corp.	537	47,229
Kadant, Inc.	976	57,926
Kaman Corp.	1,862	89,617
Kelly Services, Inc., Class A	2,371	51,830
Kforce, Inc.	1,416	33,630
Kimball International, Inc.	2,945	48,593
Knight Transportation, Inc.	1,505	47,182
Knoll, Inc.	1,724	41,048
Lydall, Inc.(a)	717	38,431
Marten Transport Ltd.	2,077	48,706
Masonite International Corp.(a)	548	43,429
Matson, Inc.	1,020	32,395
Matthews International Corp., Class A	971	65,687
McGrath RentCorp	1,539	51,664
Mercury Systems, Inc.(a)	1,003	39,167
Meritor, Inc.(a)	1,620	27,751
Milacron Holdings Corp.(a)	1,867	34,745
Mistras Group, Inc.(a)	1,629	34,828
Mobile Mini, Inc.	1,073	32,727
Moog, Inc.(a)	706	47,549
MSA Safety, Inc.	703	49,695
Mueller Industries, Inc.	1,345	46,039
Mueller Water Products, Inc., Class A	3,374	39,881
Multi-Color Corp.	754	53,534
MYR Group, Inc.(a)	1,157	47,436
National Presto Industries, Inc.	627	64,080
Navigant Consulting, Inc.(a)	1,931	44,143
NCI Building Systems, Inc.(a)	2,168	37,181
On Assignment, Inc.(a)	907	44,017
Park-Ohio Holdings Corp.	879	31,600
Patrick Industries, Inc.(a)	576	40,838
Primoris Services Corp.	1,699	39,451
Proto Labs, Inc.(a)	649	33,164
Raven Industries, Inc.	1,261	36,632
RBC Bearings, Inc.(a)	566	54,953
RPX Corp.(a)	3,374	40,488
Rush Enterprises, Inc., Class A(a)	1,113	36,818
Saia, Inc.(a)	770	34,111

See notes to schedules of investments.

Security Description	Shares	Value
Simpson Manufacturing Co., Inc.	1,675	$72,176
Standex International Corp.	482	48,272
Steelcase, Inc., Class A	2,398	40,167
Sun Hydraulics Corp.	1,135	40,985
Swift Transportation Co.(a)	1,764	36,233
TASER International, Inc.(a)	1,504	34,276
Tennant Co.	712	51,727
Tetra Tech, Inc.	1,489	60,826
The Advisory Board Co.(a)	769	35,989
The Greenbrier Cos., Inc.	705	30,386
Thermon Group Holdings, Inc.(a)	2,209	46,036
Trex Co., Inc.(a)	505	35,042
Trinet Group, Inc.(a)	1,514	43,755
Tutor Perini Corp.(a)	876	27,857
UniFirst Corp.	427	60,399
Universal Forest Products, Inc.	444	43,752
US Ecology, Inc.	914	42,821
Veritiv Corp.(a)	641	33,204
Wabash National Corp.	1,631	33,745
WageWorks, Inc.(a)	598	43,235
Watts Water Technologies, Inc., Class A	909	56,676
Welbilt, Inc.(a)	2,191	43,009
Werner Enterprises, Inc.	2,084	54,601
Wesco Aircraft Holdings, Inc.(a)	3,539	40,345
West Corp.	1,913	46,715
		4,944,824
Information Technology (12.5%):
Acacia Communications, Inc.(a)	297	17,410
ADTRAN, Inc.	2,261	46,916
Advanced Energy Industries, Inc.(a)	836	57,316
Alarm.com Holdings, Inc.(a)	1,178	36,212
Ambarella, Inc.(a)	626	34,248
Anixter International, Inc.(a)	515	40,840
AVX Corp.	4,376	71,678
Badger Meter, Inc.	1,471	54,059
Barracuda Networks, Inc.(a)	1,340	30,967
Belden, Inc.	528	36,532
Benchmark Electronics, Inc.(a)	1,931	61,405
Cabot Microelectronics Corp.	772	59,143
Cass Information Systems, Inc.	862	56,978
CEVA, Inc.(a)	1,068	37,914
Convergys Corp.	2,095	44,309
CSG Systems International, Inc.	919	34,747
CTS Corp.	1,896	40,385
Ebix, Inc.	733	44,896
Electronics For Imaging, Inc.(a)	1,049	51,223
Entegris, Inc.(a)	2,099	49,117
ePlus, Inc.(a)	371	50,104
ExlService Holdings, Inc.(a)	1,288	61,000
FARO Technologies, Inc.(a)	1,065	38,074
Forrester Research, Inc.	1,311	52,112
Gigamon, Inc.(a)	635	22,574
II-VI, Inc.(a)	1,107	39,907
Inphi Corp.(a)	614	29,975

See notes to schedules of investments.

Security Description	Shares	Value
Insight Enterprises, Inc.(a)	717	$29,462
InterDigital, Inc.	452	39,008
ManTech International Corp., Class A	1,290	44,673
MaxLinear, Inc., Class A(a)	1,074	30,126
Methode Electronics, Inc.	996	45,418
MicroStrategy, Inc., Class A(a)	270	50,706
Monotype Imaging Holdings, Inc.	1,671	33,587
MTS Systems Corp.	1,156	63,637
Nanometrics, Inc.(a)	1,404	42,766
NETGEAR, Inc.(a)	895	44,347
NIC, Inc.	2,719	54,924
Novanta, Inc.(a)	1,913	50,790
OSI Systems, Inc.(a)	614	44,816
PC Connection, Inc.	1,926	57,376
PDF Solutions, Inc.(a)	2,208	49,945
Perficient, Inc.(a)	2,255	39,147
Photronics, Inc.(a)	3,531	37,782
Plantronics, Inc.	924	49,997
Plexus Corp.(a)	1,242	71,787
Power Integrations, Inc.	726	47,735
Qualys, Inc.(a)	1,265	47,944
RealPage, Inc.(a)	1,648	57,516
Rogers Corp.(a)	396	34,005
Rudolph Technologies, Inc.(a)	2,623	58,755
Sanmina Corp.(a)	1,024	41,574
ScanSource, Inc.(a)	831	32,617
Semtech Corp.(a)	1,333	45,055
Shutterstock, Inc.(a)	744	30,764
Silicon Laboratories, Inc.(a)	645	47,440
SPS Commerce, Inc.(a)	659	38,545
Stamps.com, Inc.(a)	290	34,322
Super Micro Computer, Inc.(a)	1,023	25,933
Sykes Enterprises, Inc.(a)	2,279	67,003
TeleTech Holdings, Inc.	1,915	56,684
The Hackett Group, Inc.	2,102	40,968
WebMD Health Corp.(a)	1,059	55,787
		2,842,982
Materials (4.7%):
Balchem Corp.	595	49,040
Boise Cascade Co.(a)	1,049	28,008
Chase Corp.	521	49,703
Clearwater Paper Corp.(a)	710	39,760
Compass Minerals International, Inc.	906	61,472
Deltic Timber Corp.	622	48,591
Domtar Corp.	1,230	44,920
Futurefuel Corp.	2,554	36,216
GCP Applied Technologies, Inc.(a)	1,644	53,677
H.B. Fuller Co.	1,075	55,427
Hawkins, Inc.	1,164	57,036
Innophos Holdings, Inc.	834	45,011
Innospec, Inc.	760	49,210
Kaiser Aluminum Corp.	548	43,785
KapStone Paper and Packaging Corp.	1,438	33,218
Materion Corp.	1,245	41,770

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Minerals Technologies, Inc.	574	$43,968
Neenah Paper, Inc.	838	62,598
PolyOne Corp.	1,388	47,317
Quaker Chemical Corp.	430	56,614
Rayonier Advanced Materials, Inc.	1,822	24,506
Schweitzer-Mauduit International, Inc.	1,235	51,154
Stepan Co.	630	49,650
Tredegar Corp.	1,832	32,152
		1,104,803
Real Estate (0.8%):
HFF, Inc., Class A	1,424	39,402
Marcus & Millichap, Inc.(a)	1,684	41,393
Re/Max Holdings, Inc.	881	52,375
The Rmr Group, Inc.	937	46,382
		179,552
Telecommunication Services (0.4%):
Cogent Communications Holdings, Inc.	1,141	49,120
Iridium Communications, Inc.(a)	4,210	40,627
		89,747
Utilities (3.3%):
8point3 Energy Partners, LP	3,821	51,851
American States Water Co.	1,339	59,318
Avista Corp.	1,784	69,665
Chesapeake Utilities Corp.	745	51,554
Connecticut WTR Service, Inc.	969	51,502
MGE Energy, Inc.	943	61,295
Middlesex Water Co.	1,228	45,375
NorthWestern Corp.	1,281	75,195
Ormat Technologies, Inc.	1,108	63,245
Otter Tail Corp.	1,544	58,518
PNM Resources, Inc.	1,785	66,045
SJW Corp.	897	43,253
Unitil Corp.	1,404	63,222
		760,038
Total Common Stocks (Cost $21,776,961)		22,819,606

Corporate Bonds (0.0%)(b)
Industrials (0.0%):
Mueller Industries, Inc., 6.00%, 3/1/27, Callable 5/12/17 @ 106	$35	35
Total Corporate Bond (Cost $35)		35

Total Investments (Cost $21,776,996) — 99.7%		22,819,641
Other assets in excess of liabilities — 0.3%		71,911
NET ASSETS - 100.00%		$22,891,552

(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.

See notes to schedules of investments.

LP—Limited Partnership

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	2	6/16/17	$138,440	$2,492

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Australia (4.3%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	1,712	$23,498
Crown Resorts Ltd.	2,083	18,790
		42,288
Energy (0.4%):
Oil Search Ltd.	3,662	20,195
Woodside Petroleum Ltd.	1,076	26,365
		46,560
Financials (1.9%):
Asx Ltd.	881	33,968
Australia & New Zealand Banking Group Ltd.	1,370	33,297
Commonwealth Bank of Australia	566	37,140
Insurance Australia Group Ltd.	6,415	29,644
Macquarie Group Ltd.	363	25,009
QBE Insurance Group Ltd.	1,894	18,647
Suncorp Group Ltd.	3,033	30,602
Westpac Banking Corp.	1,216	32,563
		240,870
Health Care (0.4%):
CSL Ltd.	238	22,783
Ramsay Health Care Ltd.	454	24,236
		47,019
Industrials (0.5%):
Aurizon Holdings Ltd.	6,821	27,352
Brambles Ltd.	2,649	18,918
Cimic Group Ltd.	461	12,651
		58,921
Materials (0.3%):
Fortescue Metals Group Ltd.	2,390	11,373
Newcrest Mining Ltd.	846	14,390
South32 Ltd.	6,227	13,127
		38,890
Telecommunication Services (0.3%):
Telstra Corp. Ltd.	9,015	32,087

Utilities (0.2%):
AGL Energy Ltd.	1,433	28,863
		535,498
Austria (0.3%):
Financials (0.1%):
Erste Group Bank AG	501	16,313

Materials (0.2%):
Voestalpine AG	508	19,996
		36,309
Belgium (1.3%):
Consumer Staples (0.5%):
Anheuser-Busch InBev SA/NV	271	29,746
Colruyt SA	515	25,281
		55,027

See notes to schedules of investments.

Security Description	Shares	Value
Financials (0.1%):
KBC Groep NV	244	$16,186

Health Care (0.2%):
UCB SA	327	25,362

Materials (0.2%):
Solvay SA	223	27,249

Telecommunication Services (0.3%):
Proximus SADP	1,134	35,582
		159,406
Bermuda (0.6%):
Industrials (0.4%):
Jardine Matheson Holdings Ltd.	700	44,975

Real Estate (0.2%):
Hongkong Land Holdings Ltd.	3,500	26,915
		71,890
Canada (11.4%):
Consumer Discretionary (1.3%):
Canadian Tire Corp. Ltd.	287	34,098
Dollarama, Inc.	469	38,872
Magna International, Inc.	476	20,544
Restaurant Brands International, Inc.	434	24,179
Shaw Communications, Inc., Class B	2,204	45,698
		163,391
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	574	25,935
George Weston Ltd.	532	46,422
Loblaw Cos. Ltd.	832	45,151
Saputo, Inc.	895	30,888
		148,396
Energy (0.5%):
Inter Pipeline Ltd.	1,546	32,590
Pembina Pipeline Corp.	1,001	31,723
		64,313
Financials (4.5%):
Bank of Montreal	658	49,153
Brookfield Asset Management, Inc.	917	33,413
Canadian Imperial Bank of Commerce	553	47,689
Great-West Lifeco, Inc.	1,203	33,339
IGM Financial, Inc.	1,204	35,911
Intact Financial Corp.	763	54,271
Manulife Financial Corp.	1,224	21,715
National Bank of Canada	1,049	44,052
Power Corp. of Canada	1,518	35,664
Power Financial Corp.	1,371	36,262
Royal Bank of Canada	644	46,926
Sun Life Financial, Inc.	686	25,052
The Bank of Nova Scotia	797	46,632
The Toronto-Dominion Bank	1,021	51,146
		561,225

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (0.8%):
Canadian National Railway Co.	490	$36,172
Canadian Pacific Railway Ltd.	182	26,738
Waste Connections, Inc.	399	35,234
		98,144
Information Technology (0.7%):
CGI Group, Inc. (a)	553	26,500
Constellation Software, Inc.	56	27,522
Open Text Corp.	791	26,888
		80,910
Materials (0.5%):
Aginco Eagle Mines Ltd.	329	13,960
Ccl Industries, Inc.	84	18,329
Potash Corp. of Saskatchewan, Inc.	1,043	17,821
Teck Resources Ltd.	553	12,094
		62,204
Telecommunication Services (0.9%):
BCE, Inc.	1,267	56,104
TELUS Corp.	1,575	51,134
		107,238
Utilities (1.0%):
Canadian Utilities Ltd., Class A	1,329	38,940
Fortis, Inc.	1,168	38,711
Hydro One Ltd. (b)	2,527	46,085
		123,736
		1,409,557
China (0.6%):
Consumer Discretionary (0.2%):
Brilliance China Automotive Holdings Ltd.	14,000	23,420

Consumer Staples (0.4%):
China Resources Beer Holdings Co. Ltd. (a)	14,000	31,850
Sun Art Retail Group Ltd.	14,000	13,115
		44,965
		68,385
Denmark (2.2%):
Consumer Discretionary (0.1%):
Pandora A/S	167	18,490

Consumer Staples (0.3%):
Carlsberg A/S	348	32,141

Financials (0.2%):
Danske Bank A/S	800	27,249

Health Care (0.6%):
Coloplast A/S	411	32,095
H. Lundbeck A/S	411	19,063
Novo Nordisk A/S, Class B	515	17,689
		68,847

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (0.6%):
DSV A/S	501	$25,938
ISS A/S	759	28,705
Vestas Wind Systems A/S	230	18,703
		73,346
Materials (0.4%):
Christian Hansen Holding A/S	473	30,363
Novozymes A/S, B Shares	501	19,860
		50,223
		270,296
Finland (1.3%):
Energy (0.2%):
Neste Oyj	515	20,084

Financials (0.2%):
Sampo Oyj, Class A	550	26,084

Health Care (0.2%):
Orion Oyj	578	30,131

Industrials (0.4%):
Kone Oyj, Class B	633	27,792
Wartsila Oyj ABP	404	21,612
		49,404
Materials (0.3%):
Stora ENSO Oyj, R Shares	1,816	21,463
UPM-Kymmene Oyj	703	16,513
		37,976
		163,679
France (9.7%):
Consumer Discretionary (2.2%):
Accor SA	515	21,452
Christian Dior SE	139	32,294
Cie Generale des Etablissements Michelin	264	32,061
Hermes International	63	29,844
Kering	97	25,086
LVMH Moet Hennessy Louis Vuitton SA	125	27,448
Psa Peugeot Citroen (a)	647	13,027
Renault SA	181	15,722
Sodexo SA	299	35,164
Valeo SA	306	20,378
Vivendi Universal SA	1,281	24,903
		277,379
Consumer Staples (1.0%):
Carrefour SA	1,079	25,436
Danone SA	466	31,694
L’Oreal SA	181	34,782
Pernod Ricard SA	306	36,199
		128,111
Energy (0.2%):
Total SA	529	26,756

Financials (1.2%):
Amundi SA (b)	355	20,945
AXA SA	599	15,498

See notes to schedules of investments.

Security Description	Shares	Value
BNP Paribas SA	237	$15,783
CNP Assurances	1,065	21,676
Credit Agricole SA	1,315	17,814
Natixis SA	2,498	15,391
SCOR SE	612	23,129
Societe Generale SA	271	13,745
		143,981
Health Care (0.7%):
Essilor International SA	195	23,692
Ipsen SA	278	27,804
Sanofi	341	30,780
		82,276
Industrials (2.7%):
Aeroports de Paris	285	35,220
Bollore SA	6,723	26,061
Bureau Veritas SA	1,740	36,704
Compagnie de Saint-Gobain	438	22,489
Dassault Aviation SA	28	35,599
Eiffage SA	355	27,803
Legrand SA	480	28,939
Safran SA	334	24,950
Schneider Electric SA	327	23,939
Thales SA	313	30,269
Vinci SA	369	29,246
Zodiac Aerospace	522	13,057
		334,276
Information Technology (0.4%):
Atos SE	195	24,118
Dassault Systemes SA	355	30,726
		54,844
Materials (0.5%):
Air Liquide SA	264	30,160
Arkema SA	257	25,353
		55,513
Telecommunication Services (0.2%):
Iliad SA	118	26,389

Utilities (0.6%):
Electricite de France SA	1,914	16,113
Suez Environnement Co.	1,698	26,815
Veolia Environnement SA	1,385	25,943
		68,871
		1,198,396
Germany (6.5%):
Consumer Discretionary (0.9%):
Bayerische Motoren Werke AG	251	22,895
Continental AG	104	22,797
Daimler AG, Registered Shares	327	24,138
ProSiebenSat.1 Media SE	571	25,280
Zalando SE (a)(b)	376	15,211
		110,321

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (0.3%):
Beiersdorf AG	376	$35,588

Financials (1.1%):
Allianz SE	132	24,451
Deutsche Boerse AG	271	24,912
Hannover Rueck SE	237	27,341
Muenchener Rueckversicherungs-Gesellschaft AG	153	29,932
Talanx AG	786	27,714
		134,350
Health Care (0.9%):
Bayer AG	251	28,929
Fresenius Medical Care AG & Co. KGaA	327	27,574
Fresenius SE & Co. KGaA	334	26,838
Merck KGaA	292	33,266
		116,607
Industrials (1.0%):
Brenntag AG	418	23,431
Deutsche Post AG	946	32,397
Hochtief AG	153	25,289
Mg Technologies AG	397	16,871
Siemens AG	202	27,667
		125,655
Information Technology (0.4%):
Infineon Technologies AG	1,190	24,302
SAP SE	327	32,084
		56,386
Materials (1.2%):
BASF SE	299	29,636
Covestro AG (b)	237	18,243
Evonik Industries AG	884	28,822
Linde AG	139	23,145
Symrise AG	425	28,262
Thyssenkrupp AG	682	16,703
		144,811
Real Estate (0.4%):
Deutsche Wohnen AG	668	21,993
Vonovia SE	779	27,447
		49,440
Telecommunication Services (0.3%):
Deutsche Telekom AG, Registered Shares	1,900	33,289
		806,447
Hong Kong (7.9%):
Consumer Discretionary (0.2%):
Chow Tai Fook Jewellery Group Ltd.	19,600	19,042

Consumer Staples (0.4%):
Dairy Farm International Holdings Ltd.	3,500	31,780
WH Group Ltd. (b)	24,500	21,122
		52,902
Financials (1.4%):
AIA Group Ltd.	4,200	26,482
BOC Hong Kong Holdings Ltd.	7,000	28,599
China Taiping Insurance Holdings Co. Ltd. (a)	7,000	16,952

See notes to schedules of investments.

Security Description	Shares	Value
Hang Seng Bank	2,100	$42,588
Hong Kong Exchanges and Clearing Ltd.	1,400	35,237
The Bank of East Asia Ltd.	5,600	23,167
		173,025
Industrials (1.5%):
China Merchants Holdings International	14,000	40,984
CITIC Ltd.	14,000	19,961
CK Hutchison Holdings Ltd.	3,500	43,056
Jardine Strategic Holdings Ltd.	700	29,400
MTR Corp. Ltd.	3,500	19,659
Nws Holdings Ltd.	14,000	25,545
		178,605
Real Estate (2.3%):
Cheung Kong Property Holdings Ltd.	3,500	23,577
China Overseas Land & Investment Ltd., Class H	14,000	39,993
China Resources Land Ltd.	14,000	37,832
Fullshare Holdings Ltd.	35,000	15,493
Hang Lung Properties Ltd.	7,000	18,195
Henderson Land Development Co. Ltd.	6,800	42,132
New World Development Co. Ltd.	14,000	17,222
Sino Land Co. Ltd.	14,000	24,537
Swire Pacific Ltd., Class A	3,500	34,949
Swire Properties Ltd.	9,800	31,400
		285,330
Telecommunication Services (0.5%):
China Mobile Ltd.	3,500	38,304
China Unicom Hong Kong Ltd.	14,000	18,736
		57,040
Utilities (1.6%):
Cheung Kong Infrastructure Holdings Ltd.	7,000	54,946
China Gas Holdings Ltd.	14,000	22,555
China Resources Power Holdings Co. Ltd.	14,000	25,257
CLP Holdings Ltd.	3,500	36,593
Guangdong Investment Ltd.	14,000	19,960
Hong Kong & China Gas Co. Ltd.	21,400	42,793
		202,104
		968,048
Ireland (1.8%):
Consumer Discretionary (0.2%):
WPP PLC	1,299	28,509

Consumer Staples (0.2%):
Kerry Group PLC	313	24,767

Financials (0.1%):
Bank of Ireland (a)	35,458	8,794

Industrials (0.9%):
Allegion PLC	357	27,025
DCC PLC	300	26,400
Experian PLC	1,698	34,629
Pentair PLC	384	24,108
		112,162

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (0.2%):
Accenture PLC, Class A	231	$27,692

Materials (0.2%):
CRH PLC	566	19,924
		221,848
Israel (0.5%):
Financials (0.2%):
Bank Hapoalim BM	4,648	28,360

Information Technology (0.3%):
Check Point Software Technologies Ltd. (a)	279	28,642
		57,002
Italy (1.8%):
Consumer Discretionary (0.5%):
Ferrari NV	335	24,910
Luxottica Group SpA	397	21,915
Prada SpA	3,500	14,705
		61,530
Energy (0.2%):
Snam SpA	5,602	24,225

Financials (0.3%):
Assicurazioni Generali SpA	905	14,384
Intesa Sanpaolo SpA	4,531	12,305
Mediobanca SpA	1,232	11,105
		37,794
Industrials (0.4%):
Atlantia SpA	988	25,505
Finmeccanica SpA (a)	1,169	16,572
		42,077
Utilities (0.4%):
Enel SpA	5,199	24,479
Terna Rete Elettrica Nazionale SpA	5,261	26,096
		50,575
		216,201
Japan (17.9%):
Consumer Discretionary (3.1%):
Aisin Seiki Co. Ltd.	700	34,399
Bridgestone Corp.	700	28,318
Denso Corp.	700	30,796
Fuji Heavy Industries Ltd.	700	25,677
Isuzu Motors Ltd.	1,400	18,520
Koito Manufacturing Co. Ltd.	700	36,412
Mazda Motor Corp.	700	10,081
Nissan Motor Co. Ltd.	2,800	27,004
Oriental Land Co. Ltd.	700	40,141
Panasonic Corp.	1,400	15,823
Sekisui Chemical Co. Ltd.	1,400	23,533
Sekisui House Ltd.	1,400	23,029
Sumitomo Electric Industries Ltd.	1,400	23,218
Suzuki Motor Corp.	700	29,067
Yamaha Motor Co. Ltd.	700	16,860
		382,878

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (1.7%):
Asahi Group Holdings Ltd.	700	$26,463
Japan Tobacco, Inc.	1,400	45,505
Kao Corp.	700	38,387
Kirin Holdings Co. Ltd.	1,400	26,419
Suntory Beverage & Food Ltd.	700	29,494
Yakult Honsha Co. Ltd.	700	38,864
		205,132
Financials (2.1%):
Japan Exchange Group, Inc.	700	9,968
Japan Post Bank Co. Ltd.	700	8,685
Japan Post Holdings Co. Ltd.	700	8,785
Japan Post Insurance Co. Ltd.	700	16,043
Mitsubishi UFJ Financial Group, Inc.	2,100	13,201
Mizuho Financial Group, Inc.	9,100	16,678
Ms&ad Insurance Group Holdings, Inc.	700	22,262
ORIX Corp.	700	10,361
Resona Holdings, Inc.	2,100	11,280
Sompo Japan Nipponkoa Holdings, Inc.	700	25,652
Sony Financial Holdings, Inc.	700	11,250
Sumitomo Mitsui Financial Group, Inc.	700	25,438
Sumitomo Mitsui Trust Holdings, Inc.	700	24,274
T&D Holdings, Inc.	700	10,163
The Dai-ichi Life Insurance Co. Ltd.	700	12,555
Tokio Marine Holdings, Inc.	700	29,532
		256,127
Health Care (2.1%):
Astellas Pharma, Inc.	1,400	18,439
Chugai Pharmaceutical Co. Ltd.	700	24,054
Hoya Corp.	700	33,683
Kyowa Hakko Kirin Co. Ltd.	2,100	33,242
M3, Inc.	700	17,376
Olympus Optical Co. Ltd.	700	26,916
ONO Pharmaceutical Co. Ltd.	700	14,492
Otsuka Holdings Co. Ltd.	700	31,582
Sumitomo Dainippon Pharma Co. Ltd.	2,100	34,676
Terumo Corp.	700	24,306
		258,766
Industrials (4.3%):
Ana Holdings, Inc.	14,000	42,738
Hankyu Hanshin Holdings, Inc.	1,400	45,531
Japan Airlines Co. Ltd.	1,400	44,348
Komatsu Ltd.	1,400	36,494
Kubota Corp.	2,100	31,526
Makita Corp.	1,400	49,052
Mitsubishi Electric Corp.	2,100	30,129
NGK Insulators Ltd.	1,400	31,695
NSK Ltd.	2,100	30,035
Odakyu Railway Jpy50 ORD	2,100	40,864
Recruit Holdings Co. Ltd.	1,400	71,440
Shimizu Corp.	351	3,147
Sumitomo Corp.	3,500	47,087
Yamato Holdings Co. Ltd.	1,400	29,337
		533,423

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (2.1%):
Canon, Inc.	700	$21,828
FUJIFILM Holdings Corp.	700	27,343
Kyocera Corp.	700	39,003
Nomura Research Institute Ltd.	726	26,742
NTT Data Corp.	700	33,205
Omron Corp.	700	30,720
Oracle Corp. Japan	700	39,996
Renesas Electronics Corp. (a)	2,100	22,017
Yahoo Japan Corp.	4,900	22,627
		263,481
Materials (0.7%):
Mitsubishi Chem Holdings	700	5,417
Nippon Paint Co. Ltd.	700	24,369
Nitto Denko Corp.	700	54,096
		83,882
Real Estate (0.8%):
Daito Trust Construction Co. Ltd.	700	96,186

Telecommunication Services (0.7%):
KDDI Corp.	700	18,376
Nippon Telegraph & Telephone Corp.	700	29,884
NTT DOCOMO, Inc.	1,400	32,607
		80,867
Utilities (0.3%):
Kansai Electric Power Co.	1,400	17,194
Osaka Gas Co. Ltd.	7,000	26,601
		43,795
		2,204,537
Netherlands (2.9%):
Consumer Staples (0.5%):
Heineken NV	404	34,390
Koninklijke Ahold Delhaize NV	1,267	27,111
		61,501
Financials (0.4%):
Exor NV	320	16,549
ING Groep NV	1,113	16,823
NN Group NV	633	20,584
		53,956
Industrials (1.1%):
AerCap Holdings NV (a)	420	19,307
Koninklijke Philips NV	884	28,412
Randstad Holding NV	271	15,639
RELX NV	1,935	35,832
Wolters Kluwer NV	738	30,674
		129,864
Information Technology (0.2%):
ASML Holding NV	209	27,734

See notes to schedules of investments.

Security Description	Shares	Value
Materials (0.5%):
AkzoNobel NV	397	$32,917
Koninklijke DSM NV	425	28,747
		61,664
Telecommunication Services (0.2%):
Koninklijke KPN NV	7,189	21,648
		356,367
Norway (1.0%):
Consumer Staples (0.4%):
Marine Harvest ASA	1,471	22,436
Orkla ASA	3,437	30,796
		53,232
Financials (0.4%):
DNB ASA	1,401	22,217
Gjensidige Forsikring ASA	1,827	27,844
		50,061
Materials (0.2%):
Norsk Hydro ASA	3,451	20,049
		123,342
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	1,559	27,888

Utilities (0.2%):
EDP - Energias de Portugal SA	7,321	24,795
		52,683
Singapore (2.7%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	700	21,954

Financials (1.0%):
DBS Group Holdings Ltd.	2,800	38,842
Oversea-Chinese Banking Corp. Ltd.	6,300	43,787
United Overseas Bank Ltd.	2,800	44,267
		126,896
Industrials (0.7%):
Keppel Corp. Ltd.	4,900	24,316
Singapore Airlines Ltd.	5,600	40,323
Singapore Technologies Engineering Ltd.	11,200	29,872
		94,511
Real Estate (0.5%):
CapitaLand Ltd.	13,300	34,522
Global Logistic Properties Ltd.	11,900	23,655
		58,177
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	11,900	33,356
		334,894
Spain (3.7%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	884	31,155

See notes to schedules of investments.

Security Description	Shares	Value
Energy (0.2%):
Repsol SA	1,343	$20,736

Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA	2,213	17,162
Banco de Sabadell SA	8,358	15,317
Banco Santander SA	2,478	15,186
Bankia SA	12,374	14,070
CaixaBank SA	3,897	16,748
Mapfre SA	6,048	20,741
		99,224
Health Care (0.2%):
Grifols SA	1,134	27,810

Industrials (0.9%):
Abertis Infraestructuras SA	2,116	34,083
ACS, Actividades de Construccion y Servicios SA	654	22,251
Aena SA (b)	181	28,633
Ferrovial SA	1,190	23,813
		108,780
Information Technology (0.2%):
Amadeus IT Holding SA	605	30,693

Telecommunication Services (0.1%):
Telefonica SA	1,622	18,141

Utilities (1.0%):
Endesa SA	1,329	31,231
Gas Natural SDG SA	1,294	28,352
Iberdrola SA	3,695	26,427
Red Electrica Corp. SA	1,649	31,662
		117,672
		454,211
Sweden (2.9%):
Consumer Discretionary (0.4%):
Electrolux AB	808	22,469
Hennes & Mauritz AB	857	21,908
		44,377
Consumer Staples (0.2%):
Svenska Cellulosa AB SCA, B Shares	878	28,326

Financials (0.9%):
Lundbergs AB, B Shares	502	34,044
Nordea Bank AB	2,146	24,507
Svenska Handelsbanken AB	1,728	23,708
Swedbank AB, A Shares	1,129	26,165
		108,424
Industrials (1.1%):
Assa Abloy	1,303	26,808
Atlas Copco AB, Class A	711	25,105
Sandvik AB	1,658	24,783
Skanska AB, Class B	948	22,330
SKF AB, B Shares	1,031	20,406
Volvo AB, B Shares	1,512	22,331
		141,763

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (0.2%):
Hexagon AB, B Shares	530	$21,300

Materials (0.1%):
Boliden AB	627	18,689
		362,879
Switzerland (7.9%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	265	20,959
Garmin Ltd.	385	19,677
The Swatch Group AG	63	22,567
		63,203
Consumer Staples (1.0%):
Barry Callebaut AG	28	36,601
Coca-Cola HBC AG	1,334	34,441
Nestle SA, Registered shares	656	50,343
		121,385
Financials (1.6%):
Chubb Ltd.	287	39,104
Julius Baer Group Ltd.	433	21,620
Partners Group Holding AG	56	30,114
Swiss Life Holding AG	91	29,370
Swiss Re AG	356	31,977
UBS Group AG, Registered Shares	1,068	17,096
Zurich Insurance Group AG	105	28,038
		197,319
Health Care (1.3%):
Actelion Ltd.	42	11,857
Galenica AG	14	14,763
Lonza Group AG, Registered Shares	140	26,479
Novartis AG	447	33,188
Roche Holding AG	133	33,974
Sonova Holding AG, Registered Shares	258	35,786
		156,047
Industrials (1.8%):
ABB Ltd.	1,376	32,195
Adecco SA, Registered Shares	286	20,320
Geberit AG	91	39,239
Kuehne + Nagel International AG	286	40,412
Schindler Holding AG	182	35,222
SGS SA	14	29,876
Wolseley PLC	447	28,110
		225,374
Information Technology (0.2%):
TE Connectivity Ltd.	343	25,571

Materials (1.1%):
EMS-Chemie Holding AG	56	32,630
Givaudan SA, Registered Shares	21	37,831
Sika AG	7	42,011
Syngenta AG	70	30,904
		143,376

See notes to schedules of investments.

Security Description	Shares	Value
Telecommunication Services (0.4%):
Swisscom AG	98	$45,222
		977,497
United Kingdom (8.9%):
Consumer Discretionary (1.8%):
Burberry Group PLC	929	20,063
Compass Group PLC	1,502	28,336
Delphi Automotive PLC	217	17,466
GKN PLC	5,100	23,210
InterContinental Hotels Group PLC	573	28,051
ITV PLC	5,156	14,139
Kingfisher PLC	6,099	24,915
Next PLC	293	15,856
Persimmon PLC	391	10,257
Sky PLC	1,265	15,466
Taylor Wimpey PLC	4,101	9,920
Whitbread PLC	398	19,734
		227,413
Consumer Staples (1.9%):
Associated British Foods PLC	482	15,735
British American Tobacco PLC	461	30,607
Coca-Cola European Partners PLC	663	24,988
Diageo PLC	1,174	33,582
Imperial Tobacco Group PLC	587	28,435
Reckitt Benckiser Group PLC	342	31,215
Sainsbury (J) PLC	6,616	21,905
Unilever PLC	440	21,714
WM Morrison Supermarkets PLC	7,873	23,670
		231,851
Energy (0.4%):
Royal Dutch Shell PLC, Class A	943	24,760
TechnipFMC PLC (a)	566	18,395
		43,155
Financials (1.8%):
3i Group PLC	2,187	20,534
Aon PLC	287	34,064
Aviva PLC	2,613	17,414
Barclays PLC	4,457	12,568
Hargreaves Lansdown PLC	943	15,368
Legal & General Group PLC	4,324	13,395
Lloyds Banking Group PLC	15,447	12,833
Old Mutual PLC	7,510	18,872
Prudential PLC	845	17,847
RSA Insurance Group PLC	3,912	28,742
Schroders PLC	433	16,435
Standard Life PLC	3,235	14,374
		222,446
Health Care (0.2%):
Smith & Nephew PLC	1,956	29,795

Industrials (1.2%):
Ashtead Group PLC	929	19,237
BAE Systems PLC	3,367	27,100
Bunzl PLC	1,055	30,661

See notes to schedules of investments.

Security Description	Shares	Value
International Consolidated Airlines Group SA	1,684	$11,159
RELX PLC	1,670	32,719
Smiths Group PLC	1,467	29,752
		150,628
Information Technology (0.2%):
The Sage Group PLC	3,221	25,440

Materials (0.4%):
Johnson Matthey PLC	796	30,712
Rio Tinto PLC	433	17,409
		48,121
Telecommunication Services (0.1%):
BT Group PLC	3,535	14,091

Utilities (0.9%):
Centrica PLC	8,810	23,949
National Grid PLC	2,459	31,219
SSE PLC	1,348	24,924
United Utilities Group PLC	2,417	30,081
		110,173
		1,103,113
United States (0.9%):
Consumer Discretionary (0.4%):
Autoliv, Inc.	189	19,327
Fiat Chrysler Automobiles NV (a)	1,049	11,466
Lululemon athletica, Inc. (a)	251	13,019
		43,812
Health Care (0.4%):
Jazz Pharmaceuticals PLC (a)	119	17,270
Medtronic PLC	342	27,552
		44,822
Information Technology (0.1%):
Mobileye NV (a)	307	18,850
		107,484
Total Common Stocks (Cost $11,773,588)		12,259,969

Total Investments (Cost $11,773,588) — 99.4%		12,259,969
Other assets in excess of liabilities — 0.6%		76,994
NET ASSETS - 100.00%		$12,336,963

(a)	Non-income producing security.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $150,239 and amounted to 1.3% of net assets.

PLC—Public Liability Co.

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	1	6/16/17	$89,100	$2,481

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Emerging Market Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Brazil (3.9%):
Consumer Discretionary (0.2%):
Lojas Renner SA	6,600	$58,618

Consumer Staples (0.6%):
Ambev SA	15,400	89,445
Raia Drogasil SA	4,400	82,894
		172,339
Energy (0.4%):
Cosan SA Industria E Comercio	4,400	54,471
Ultrapar Participacoes SA	2,200	50,254
		104,725
Financials (0.4%):
Banco do Brasil SA	2,200	23,693
BB Seguridade Participacoes SA	4,400	41,215
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	8,259	50,897
		115,805
Industrials (0.4%):
CCR SA	6,600	38,059
Localiza Rent a Car SA	2,200	29,450
WEG SA	8,800	48,975
		116,484
Information Technology (0.2%):
Cielo SA	6,660	60,385

Real Estate (0.3%):
Br Malls Participacoes SA (a)	11,000	50,781
Multiplan Empreendimentos Imobiliarios SA	2,200	46,915
		97,696
Telecommunication Services (0.2%):
TIM Participacoes SA	17,700	56,774

Utilities (1.2%):
Cia de Saneamento Basico do Estado de Sao Paulo	4,400	45,981
CPFL Energia SA	15,460	127,430
EDP - Energias do Brasil SA	15,400	68,387
Engie Brasil Energia SA	6,600	74,664
Equatorial Energia SA - ORD	2,200	41,328
		357,790
		1,140,616
Cayman Islands (0.2%):
Information Technology (0.2%):
FIH Mobile Ltd.	154,000	60,044

Chile (3.5%):
Consumer Discretionary (0.3%):
SACI Falabella	11,188	94,150

Consumer Staples (0.5%):
Cencosud SA	22,684	69,748
Cia Cervecerias Unidas SA	6,871	86,666
		156,414

See notes to schedules of investments.

Security Description	Shares	Value
Energy (0.3%):
Empresas COPEC SA	6,673	$72,570

Financials (1.0%):
Banco de Chile	914,175	110,353
Banco de Credito e Inversiones	1,542	84,888
Banco Santander Chile	1,671,547	104,855
		300,096
Materials (0.3%):
Empresas Cmpc SA	31,251	76,301

Utilities (1.1%):
AES Gener SA	124,320	50,265
Aguas Andinas SA	98,817	57,643
Colbun SA	317,153	70,505
Empresa Nacional de Electricid SA	96,175	72,408
Enersis SA	409,892	85,198
		336,019
		1,035,550
China (13.5%):
Consumer Discretionary (1.6%):
ANTA Sports Products Ltd.	22,000	60,865
BAIC Motor Corp. Ltd., Class H (b)	44,000	49,994
Byd Co. Ltd.	11,000	61,007
Dongfeng Motor Group Co. Ltd.	44,000	49,428
Great Wall Motor Co. Ltd., Class H	44,000	50,107
Intime Retail Group Co. Ltd.	44,000	55,260
Xinhua Winshare Publishing And Media Co. Ltd.	88,000	80,059
Zhongsheng Group Holdings Ltd.	33,000	49,088
		455,808
Consumer Staples (0.5%):
China Mengniu Dairy Co. Ltd.	22,000	45,578
Uni-President China Holdings Ltd.	66,000	46,455
Want Want China Holdings Ltd.	88,000	60,922
		152,955
Energy (0.3%):
China Petroleum & Chemical Corp., Class H	88,000	71,340

Financials (3.0%):
Bank of China Ltd.	132,000	65,564
Bank of Communications Co. Ltd., Class H	88,000	68,395
Central China Securities Co. Ltd., Class H	88,000	47,446
China Cinda Asset Management Co.	132,000	51,296
China CITIC Bank Corp. Ltd.	132,000	87,476
China Construction Bank Corp.	88,000	70,773
China Galaxy Securities Co. Ltd.	55,000	50,744
China Huarong Asset Management Co. Ltd., Class H (a)(b)	154,000	63,017
China Life Insurance Co. Ltd.	22,000	67,518
China Reinsurance Group Corp.	264,000	60,808
Chongqing Rural Commercial Bank Co. Ltd.	88,000	59,450
People’s Insurance Co. Group of China Ltd.	176,000	72,925
PICC Property & Casualty Co. Ltd., Class H	44,000	67,829
Ping An Insurance Group Co. of China Ltd.	11,000	61,573
		894,814

See notes to schedules of investments.

Security Description	Shares	Value
Health Care (1.0%):
3SBio, Inc. (a)(b)	33,000	$40,765
China Medical System Holdings Ltd.	44,000	78,021
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	88,000	62,960
Sihuan Pharmaceutical Holdings Group Ltd.	110,000	41,756
Sinopharm Group Co. Ltd.	17,600	81,644
		305,146
Industrials (2.6%):
AviChina Industry & Technology Co. Ltd.	66,000	45,776
Beijing Capital International Airport Co. Ltd.	44,000	52,655
China Communications Construction Co. Ltd.	44,000	62,054
China Conch Venture Holdings Ltd.	44,000	86,400
China Machinery Engineering Corp.	66,000	48,409
China Railway Construction Corp. Ltd.	33,000	46,795
China Railway Group Ltd.	66,000	59,025
Fosun International Ltd.	33,000	49,598
Haitian International Holdings Ltd.	22,000	51,183
Jiangsu Expressway Co. Ltd.	44,000	63,186
Sinopec Engineering Group Co. Ltd., Class H	44,000	45,182
Weichai Power Co. Ltd.	22,000	38,840
Zhejiang Expressway Co. Ltd., Class H	44,000	57,525
Zhuzhou CSR Times Electric Co. Ltd.	11,000	58,459
		765,087
Information Technology (1.3%):
China Railway Signal & Communication Corp. Ltd. (b)	88,000	70,887
Legend Holdings Corp. (b)	37,400	95,770
Lenovo Group Ltd.	88,000	57,977
Tencent Holdings Ltd.	2,200	63,073
TravelSky Technology Ltd.	44,000	103,952
		391,659
Materials (0.7%):
Aluminum Corp. of China Ltd. (a)	88,000	43,030
Anhui Conch Cement Co. Ltd.	11,000	37,368
BBMG Corp.	88,000	36,576
China Hongqiao Group Ltd. (c)(d)	44,000	39,916
China Molybdenum Co. Ltd.	66,000	23,355
China National Building Material Co. Ltd.	44,000	28,310
		208,555
Real Estate (1.6%):
China Evergrande Group	66,000	61,148
China Vanke Co. Ltd.	13,200	35,670
Country Garden Holdings Co. Ltd.	66,000	59,365
Guangzhou R&f Properties, Class H	26,400	41,241
Longfor Properties Co. Ltd.	33,000	54,269
Red Star Macalline Group Corp. Ltd., Class H (b)	39,600	43,925
Sino-Ocean Land Holdings Ltd.	88,000	41,331
Soho China Ltd.	88,000	47,107
Sunac China Holdings Ltd.	44,000	57,071
Zall Group Ltd. (a)	66,000	40,595
		481,722
Telecommunication Services (0.3%):
China Communications Services Corp. Ltd.	44,000	28,819
China Telecom Corp. Ltd.	132,000	64,375
		93,194

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (0.6%):
CGN Power Co. Ltd., Class D (b)	176,000	$54,354
China Longyuan Power Group Corp. Ltd.	44,000	34,197
Huaneng Power International, Inc.	88,000	58,770
Huaneng Renewables Corp. Ltd.	88,000	30,461
		177,782
		3,998,062
Colombia (1.0%):
Financials (0.7%):
Bancolombia SA	9,915	90,595
Grupo de INV Suramericana	7,013	95,362
		185,957
Materials (0.3%):
Cementos Argos SA	22,666	93,062
		279,019
Czech Republic (0.6%):
Financials (0.2%):
Komercni Banka AS	1,620	60,158

Telecommunication Services (0.2%):
O2 Czech Republic AS	5,297	59,219

Utilities (0.2%):
CEZ AS	3,787	65,227
		184,604
Egypt (0.1%):
Financials (0.1%):
Commercial International Bank (a)	9,604	40,300

Greece (0.3%):
Consumer Discretionary (0.1%):
OPAP SA	4,947	46,121

Telecommunication Services (0.2%):
Hellenic Telecommunications Organization SA	5,516	51,778
		97,899
Hong Kong (0.7%):
Consumer Discretionary (0.2%):
Belle International Holdings Ltd.	88,000	57,185

Consumer Staples (0.3%):
Hengan International Group Co. Ltd.	11,000	81,814

Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	44,000	57,637
		196,636
Hungary (0.7%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	1,118	76,565

See notes to schedules of investments.

Security Description	Shares	Value
Financials (0.2%):
OTP Bank Public Co. Ltd.	2,215	$62,002

Health Care (0.3%):
Richter Gedeon Nyrt	3,421	77,740
		216,307
India (11.3%):
Consumer Discretionary (1.1%):
Bajaj Auto Ltd.	1,561	67,447
Bosch Ltd.	154	53,961
Motherson Sumi Systems Ltd. (a)	7,257	41,566
Mrf Ltd.	66	61,959
Tata Motors Ltd.	5,322	38,183
ZEE Entertainment Enterprises Ltd.	5,849	48,243
		311,359
Consumer Staples (1.9%):
Britannia Industries Ltd.	1,187	61,681
Colgate-Palmolive (India) Ltd.	4,926	75,525
Dabur India Ltd.	15,591	66,597
Emami Ltd.	2,859	46,866
Glaxo Smithkline Consumer Healthcare Ltd.	814	64,639
Godrej Consumer Products Ltd.	2,111	54,340
Marico Ltd.	13,018	59,115
Nestle India Ltd.	704	72,435
United Breweries Ltd.	4,948	58,739
		559,937
Energy (0.4%):
Coal India Ltd.	12,578	56,691
Reliance Industries Ltd. (a)	3,101	63,085
		119,776
Financials (1.3%):
Bajaj Finserv Ltd. (a)	660	41,659
Housing Development Finance Corp. Ltd.	2,947	68,176
ICICI Bank Ltd.	10,885	46,412
Indiabulls Housing Finance Ltd.	3,343	51,370
Kotak Mahindra Bank Ltd.	5,608	75,332
State Bank of India	12,139	54,853
Yes Bank Ltd.	2,045	48,716
		386,518
Health Care (1.7%):
Aurobindo Pharma Ltd.	4,222	43,904
Biocon Ltd. (a)	2,573	44,870
Cadila Healthcare Ltd.	5,102	34,731
Cipla Ltd.	6,509	59,441
Divi’s Laboratories Ltd. (a)	2,749	26,413
Dr. Reddy’s Laboratories Ltd.	1,275	51,690
Glenmark Pharmaceuticals Ltd.	4,046	53,097
Lupin Ltd.	2,419	53,842
Piramal Enterprises Ltd. (a)	1,319	38,659
Sun Pharmaceutical Industries Ltd.	5,036	53,373
Torrent Pharmaceuticals Ltd.	2,309	55,213
		515,233

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (1.1%):
Adani Ports And Special Economic Zone (a)	8,290	$43,359
Aditya Birla Nuvo Ltd.	1,539	35,991
Container Corp. of India Ltd.	3,035	59,536
Eicher Motors Ltd. (a)	132	52,018
Havells India Ltd.	6,773	48,584
Larsen & Toubro Ltd.	3,035	73,615
		313,103
Information Technology (1.3%):
HCL Technologies Ltd.	4,618	62,215
Infosys Ltd.	4,090	64,392
Oracle Financial Services	1,165	68,464
Tata Consultancy Services Ltd.	1,473	55,168
Tech Mahindra Ltd.	7,081	50,073
Wipro Ltd.	10,423	82,727
		383,039
Materials (1.9%):
ACC Ltd.	2,705	60,243
Ambuja Cements Ltd.	14,953	54,499
Asian Paints Ltd.	3,430	56,709
Berger Paints India Ltd.	10,775	40,176
Castrol India Ltd.	7,939	52,869
Grasim Industries Ltd.	2,969	47,967
Hindustan Zinc Ltd.	8,906	39,613
Jsw Steel Ltd.	17,636	51,118
Pidilite Industries Ltd.	5,827	62,744
Ultra Tech Cement Ltd.	902	55,355
UPL Ltd.	4,156	46,527
		567,820
Real Estate (0.1%):
DLF Ltd. (a)	12,908	29,551

Telecommunication Services (0.3%):
Bharti Airtel Ltd.	9,280	50,030
Bharti Infratel Ltd.	8,290	41,610
		91,640
Utilities (0.2%):
Tata Power Co. Ltd.	45,850	63,800
		3,341,776
Indonesia (3.5%):
Consumer Discretionary (0.4%):
PT Astra International TBK	72,500	46,935
PT Matahari Department Store TBK	33,000	32,633
PT Surya Citra Media TBK	178,000	36,073
		115,641
Consumer Staples (1.0%):
PT Charoen Pokphand Indonesia TBK	156,000	37,469
PT Gudang Garam TBK	11,000	54,100
PT Hanjaya Mandala Sampoerna TBK	140,600	41,157
PT Indofood CBP Sukses Makmur TBK	74,700	45,696
PT Indofood Sukses Makmur TBK	74,700	44,855
PT Unilever Indonesia TBK	19,800	64,388
		287,665

See notes to schedules of investments.

Security Description	Shares	Value
Energy (0.1%):
PT United Tractors TBK	17,600	$35,007

Financials (0.8%):
Bank Negara Indonesia Persero Tbk PT	112,000	54,432
PT Bank Central Asia TBK	68,100	84,595
PT Bank Mandiri Persero TBK	54,900	48,212
PT Bank Rakyat Indonesia Persero TBK	61,500	59,894
		247,133
Health Care (0.3%):
Mitra Keluarga Karyasehat TBK	228,500	45,278
PT Kalbe Farma TBK	410,800	47,484
		92,762
Industrials (0.2%):
PT Jasa Marga Persero TBK	142,800	49,519

Materials (0.3%):
PT Indocement Tunggal Prakarsa TBK	37,300	46,475
PT Semen Indonesia Persero TBK	57,100	38,572
		85,047
Real Estate (0.1%):
Bumi Serpong Damai TBK PT	303,200	42,898

Telecommunication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	182,400	56,542

Utilities (0.1%):
PT Perusahaan Gas Negara Persero TBK	153,800	29,206
		1,041,420
Korea, Republic Of (10.0%):
Consumer Discretionary (1.5%):
Coway Co. Ltd.	594	51,107
Hankook Tire Co. Ltd.	880	42,894
Hanon Systems	4,772	39,607
Hanssem Co. Ltd.	220	43,288
Hyundai Mobis Co. Ltd.	242	52,053
Hyundai Motor Co.	462	65,079
Kangwon Land, Inc.	2,045	69,868
Kia Motors Corp.	2,243	74,325
		438,221
Consumer Staples (1.4%):
Amorepacific Corp.	176	44,154
AMOREPACIFIC Group	374	39,972
BGF Retail Co. Ltd.	440	41,320
CJ CheilJedang Corp.	198	62,511
GS Retail Co. Ltd.	1,209	56,985
KT&G Corp.	594	51,798
LG Household & Health Care Ltd.	66	47,872
Orion Corp./Republic of Korea	88	52,732
		397,344
Energy (0.5%):
GS Holdings Corp.	1,429	75,533
S-Oil Corp.	704	63,279
		138,812

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.9%):
Dongbu Insurance Co. Ltd.	924	$52,890
Hana Financial Group, Inc.	1,473	48,678
Industrial Bank of Korea	6,157	67,181
KB Financial Group, Inc.	1,363	59,733
Mirae Asset Daewoo Co. Ltd.	6,399	51,737
Samsung Card Co.	1,297	45,472
Samsung Fire & Marine Insurance Co. Ltd.	264	63,279
Samsung Life Insurance Co. Ltd.	594	57,642
Shinhan Financial Group Co. Ltd.	1,517	63,225
Woori Bank	5,014	58,297
		568,134
Health Care (0.4%):
Celltrion, Inc. (a)	654	52,693
Hanmi Pharm Co. Ltd.	110	29,416
Hanmi Science Co. Ltd.	484	25,280
		107,389
Industrials (1.6%):
CJ Corp.	330	51,355
Hyundai Development Co.-Enginee	1,034	37,592
Hyundai Engineering & Construction Co. Ltd.	968	42,855
Hyundai Glovis Co. Ltd.	374	49,171
KCC Corp.	176	55,723
Korea Aerospace Industries Ltd.	770	39,667
LG Corp.	1,165	73,145
S-1 Corp.	682	54,714
SK Holdings Co. Ltd.	330	71,867
		476,089
Information Technology (0.9%):
Kakao Corp.	616	45,783
NAVER Corp.	66	50,470
NCSoft Corp.	154	42,009
Samsung Electronics Co. Ltd.	22	40,533
Samsung SDS Co. Ltd.	396	47,282
SK Hynix, Inc.	1,034	46,701
		272,778
Materials (1.1%):
Hanwha Chemical Corp.	1,825	43,091
Hyosung Corp.	440	53,323
Hyundai Steel Co.	836	43,740
Korea Zinc Co. Ltd.	132	51,001
LG Chem Ltd.	176	46,279
Lotte Chemical Corp.	132	43,740
POSCO	176	45,806
		326,980
Telecommunication Services (0.5%):
LG Uplus Corp.	4,266	54,560
SK Telecom Co. Ltd.	418	94,210
		148,770
Utilities (0.2%):
Korea Electric Power Corp.	1,605	66,678
		2,941,195

See notes to schedules of investments.

Security Description	Shares	Value
Malaysia (8.4%):
Consumer Discretionary (0.6%):
Astro Malaysia Holdings BHD	94,500	$58,542
Genting BHD	30,800	66,781
Genting Malaysia BHD	44,000	54,216
		179,539
Consumer Staples (0.7%):
British American Tobacco Malaysia BHD	4,400	45,363
Kuala Lumpur Kepong BHD	28,600	159,586
		204,949
Energy (0.5%):
Petronas Dagangan BHD	28,600	155,189

Financials (2.0%):
CIMB Group Holdings BHD	61,600	77,575
Hong Leong Bank BHD	44,000	136,884
Malayan Banking BHD	46,200	93,173
Public Bank BHD	50,600	227,660
RHB Capital Berhad	54,997	64,285
		599,577
Industrials (1.9%):
Gamuda BHD	103,300	120,980
HAP Seng Consolidated BHD	44,000	89,432
IJM Corp. BHD	94,500	72,643
MISC Berhad	57,200	94,665
Sime Darby BHD	35,200	73,854
Westports Holdings BHD	103,300	94,589
		546,163
Materials (0.4%):
Petronas Chemicals Group BHD	70,400	122,559

Telecommunication Services (1.1%):
DiGi.Com BHD	103,300	119,812
Maxis BHD	55,000	80,082
Telekom Malaysia BHD	87,900	127,587
		327,481
Utilities (1.2%):
Petronas Gas BHD	26,400	117,943
Tenaga Nasional BHD	55,000	170,608
YTL Corp. BHD	213,300	71,856
		360,407
		2,495,864
Mexico (3.7%):
Consumer Discretionary (0.2%):
Tenedora Nemak SA de CV (b)	51,600	57,308

Consumer Staples (1.5%):
Arca Continental SAB de CV	10,386	72,127
Coca-Cola Femsa SAB de CV	9,725	69,698
Gruma SAB de CV, Class B	4,807	67,937
Grupo Bimbo Sab	22,624	56,259
Grupo Lala SAB de CV	30,931	56,146
Kimberly-Clark de Mexico SAB de CV	25,556	55,496
Wal-Mart de Mexico SAB de CV	32,901	75,927
		453,590

See notes to schedules of investments.

Security Description	Shares	Value
Financials (0.5%):
Grupo Financiero Banorte SAB de CV	9,261	$53,302
Grupo Financiero Inbursa SAB de CV	30,780	50,973
Grupo Financiero Santander Mexico, Class B	32,213	58,129
		162,404
Industrials (0.8%):
Grupo Aeroportuario del Pacifico SAB de CV	6,659	64,678
Grupo Aeroportuario del Sureste SAB de CV	3,705	64,198
Grupo Carso SAB de CV	9,724	44,564
Promotora y Operadora de Infraestructura SAB de CV (a)	5,491	59,294
		232,734
Materials (0.4%):
Grupo Mexico SAB de CV, Series B	14,178	42,543
Industrias CH Sab de CV (a)	6,722	39,823
Industrias Penoles Sab de CV	1,279	32,933
		115,299
Utilities (0.3%):
Infraestructura Energetica, Class N	15,688	74,964
		1,096,299
Philippines (3.4%):
Consumer Discretionary (0.1%):
Jollibee Foods Corp.	12,090	47,594

Consumer Staples (0.1%):
Universal Robina Corp.	14,500	47,254

Energy (0.2%):
Semirara Mining and Power Corp.	16,260	47,837

Financials (1.1%):
Ayala Corp.	3,520	59,286
Bank of the Philippine Islands	36,690	74,009
BDO Unibank, Inc.	25,270	59,234
GT Capital Holdings, Inc.	2,085	47,585
Metro Pacific Investments Co.	338,400	40,605
Metropolitan Bank & Trust Co.	30,320	48,348
		329,067
Industrials (0.9%):
Aboitiz Equity Ventures, Inc.	38,010	56,405
DMCI Holdings, Inc.	195,600	44,446
JG Summit Holdings, Inc.	30,320	49,163
LT Group, Inc.	145,000	46,301
SM Investments Corp.	4,397	61,086
		257,401
Real Estate (0.3%):
Ayala Land, Inc.	65,900	43,412
SM Prime Holdings, Inc.	79,100	44,619
		88,031
Telecommunication Services (0.2%):
Globe Telecom, Inc.	1,210	49,008

Utilities (0.5%):
Aboitiz Power Corp.	83,500	69,486
Manila Electric Co.	13,620	74,385
		143,871
		1,010,063

See notes to schedules of investments.

Security Description	Shares	Value
Poland (1.2%):
Consumer Discretionary (0.2%):
Cyfrowy Polsat SA (a)	9,147	$55,849

Energy (0.2%):
Polski Koncern Naftowy Orlen SA	1,996	50,359

Financials (0.8%):
Bank Pekao SA	1,579	52,627
Bank Zachodni WBK SA	526	45,453
mBank SA (a)	395	37,223
Powszechna Kasa Oszczednosci Bank Polski SA	5,615	45,419
Powszechny Zaklad Ubezpieczen na Zycie SA	5,725	50,266
		230,988
		337,196
Qatar (2.0%):
Energy (0.2%):
Qatar Gas Transport Co. Ltd.	11,432	66,734

Financials (0.8%):
Masraf Al Rayan QSC (a)(c)(d)	5,496	63,626
Qatar Insurance Co. SAQ	2,704	52,210
Qatar Islamic Bank SAQ	2,330	65,467
Qatar National Bank SAQ	1,561	62,639
		243,942
Industrials (0.2%):
Industries Qatar QSC	1,583	47,957

Real Estate (0.4%):
Barwa Real Estate Co.	5,980	58,717
Ezdan Holding Group QSC	13,807	59,917
		118,634
Telecommunication Services (0.2%):
Ooredoo QSC	2,286	60,652

Utilities (0.2%):
Qatar Electricity & Water Co. QSC	1,033	62,419
		600,338
Russian Federation (2.6%):
Consumer Staples (0.2%):
Magnit PJSC	286	47,190

Energy (0.2%):
Tatneft PAO	7,710	47,755

Financials (0.2%):
Moscow Exchange MICEX	25,320	50,304

Materials (0.7%):
Magnitogorsk Iron & Steel Works OJSC	72,700	47,452
MMC Norilsk Nickel PJSC	418	66,497
Novolipetsk Steel OJSC	24,000	48,366
Severstal Pjsc	3,520	50,792
		213,107

See notes to schedules of investments.

Security Description	Shares	Value
Telecommunication Services (0.8%):
Megafon PJSC	5,730	$65,235
Mobile TeleSystems PJSC	14,310	69,501
Rostelecom PJSC	78,390	107,471
		242,207
Utilities (0.5%):
Federal Grid Co. Unified Energy System PJSC	11,010,000	35,132
Inter RAO UES PJSC	683,000	48,827
Rosseti PJSC	2,092,000	35,029
RusHydro PJSC	2,664,000	44,279
		163,267
		763,830
South Africa (5.3%):
Consumer Discretionary (0.7%):
Mr. Price Group Ltd.	2,711	32,347
Naspers Ltd.	309	53,378
The Foschini Group Ltd.	3,152	36,336
Truworths International Ltd.	5,863	37,892
Woolworths Holdings Ltd.	8,905	46,455
		206,408
Consumer Staples (0.8%):
Bid Corp. Ltd.	1,874	36,316
Pioneer Foods Group Ltd.	4,408	58,092
Shoprite Holdings Ltd.	2,998	43,310
The SPAR Group Ltd.	4,188	54,458
Tiger Brands Ltd.	1,984	59,285
		251,461
Financials (2.0%):
Barclays Africa Group Ltd.	4,276	44,514
Capitec Bank Holdings Ltd.	1,080	61,359
Discovery Ltd.	5,863	56,310
FirstRand Ltd.	12,785	44,228
Investec Ltd.	7,076	48,292
Nedbank Group Ltd.	2,579	46,476
Psg Group Ltd.	2,799	51,589
Rand Merchant Investment Holdings Ltd.	18,516	57,063
Remgro Ltd.	3,461	53,225
RMB Holdings Ltd.	10,801	47,206
Sanlam Ltd.	9,677	48,648
Standard Bank Group Ltd.	4,166	44,687
		603,597
Health Care (0.6%):
Aspen Pharmacare Holdings Ltd.	2,777	56,927
Life Healthcare Group Holdings Ltd.	27,487	59,461
Netcare Ltd.	26,407	50,445
		166,833
Materials (0.7%):
Kumba Iron Ore Ltd. (a)	1,785	27,027
Mondi Ltd.	2,821	67,471
Sappi Ltd.	8,156	55,462
Sasol Ltd.	1,984	57,825
		207,785

See notes to schedules of investments.

Security Description	Shares	Value
Telecommunication Services (0.5%):
Telkom SA SOC Ltd.	8,839	$49,488
Vodacom Group Ltd.	8,222	93,256
		142,744
		1,578,828
Taiwan (12.5%):
Consumer Discretionary (0.9%):
Cheng Shin Rubber Industry Co. Ltd.	44,000	90,929
Feng TAY Enterprise Co. Ltd.	22,000	87,739
Pou Chen Corp.	66,000	91,365
		270,033
Consumer Staples (0.3%):
Standard Foods Corp.	100	249
Uni-President Enterprises Corp.	44,000	82,518
		82,767
Energy (0.3%):
Formosa Petrochemical Corp.	22,000	76,862

Financials (4.7%):
Cathay Financial Holding Co. Ltd.	44,000	70,626
Chang Hwa Commercial Bank Ltd.	197,600	120,488
China Development Financial Holding Corp.	440,000	120,804
CTBC Financial Holding Co. Ltd.	131,800	81,452
E.Sun Financial Holding Co. Ltd.	176,000	107,027
First Financial Holding Co. Ltd.	197,445	120,393
Fubon Financial Holding Co. Ltd.	44,000	71,787
Hua Nan Financial Holdings Co. Ltd.	219,960	122,885
Mega Financial Holding Co. Ltd.	88,000	71,061
Taishin Financial Holding Co. Ltd.	286,000	119,245
Taiwan Cooperative Financial Holding Co. Ltd.	285,370	142,027
The Shanghai Commercial & Savings Bank Ltd.	152,842	155,663
Yuanta Financial Holding Co. Ltd.	198,000	83,533
		1,386,991
Industrials (0.4%):
Far Eastern New Century Corp.	88,000	76,282
Taiwan High Speed Rail Corp.	66,000	46,444
		122,726
Information Technology (3.8%):
Advanced Semiconductor Engineering, Inc.	66,000	84,295
Compal Electronics, Inc.	154,000	100,501
Foxconn Technology Co. Ltd.	22,100	67,378
Hon Hai Precision Industry Co. Ltd.	22,000	65,985
Inventec Corp.	66,000	49,489
Lite-On Technology Corp.	149	257
Nanya Technology Corp.	66,000	105,287
Pegatron Corp.	44,000	130,231
Quanta Computer, Inc.	44,000	89,479
Siliconware Precision Industries Co. Ltd.	88,000	143,573
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	137,047
United Microelectronics Corp.	198,000	79,618
Vanguard International	44,000	83,823
		1,136,963

See notes to schedules of investments.

Security Description	Shares	Value
Materials (1.2%):
Asia Cement Corp.	66,000	$66,565
Formosa Chemicals & Fibre	22,000	68,451
Formosa Plastics Corp.	22,000	65,623
Nan Ya Plastics Corp.	44,000	104,272
Taiwan Cement Corp.	44,000	52,643
		357,554
Telecommunication Services (0.9%):
Chunghwa Telecom Co. Ltd.	22,000	74,687
Far EasTone Telecommunications Co. Ltd.	44,000	108,042
Taiwan Mobile Co. Ltd.	22,000	80,850
		263,579
		3,697,475
Thailand (6.3%):
Consumer Discretionary (0.3%):
Home Product Center Public Co. Ltd.	160,400	45,054
Minor International Public Co. Ltd.	54,900	58,725
		103,779
Consumer Staples (0.6%):
Charoen Pokphand Foods Public Co. Ltd.	54,900	44,344
CP ALL Public Co. Ltd.	35,200	60,449
Thai Union Group Public Co. Ltd.	123,100	76,678
		181,471
Energy (0.7%):
Energy Absolute Public Co. Ltd.	50,600	40,871
IRPC Public Co. Ltd.	481,300	72,147
PTT PCL	4,400	49,564
Thai Oil PCL	24,200	53,181
		215,763
Financials (0.9%):
Bangkok Bank Public Co. Ltd.	13,200	69,734
Kasikornbank Public Co. Ltd.	11,000	60,513
Krung Thai Bank Public Co. ltd.	116,500	69,176
The Siam Commercial Bank Public Co. Ltd.	13,200	62,627
		262,050
Health Care (0.5%):
Bangkok Dusit Medical Services Public Co. Ltd.	127,500	78,676
Bumrungrad Hospital Public Co. Ltd.	11,000	58,593
		137,269
Industrials (0.8%):
Airports of Thailand PCL	54,900	62,721
Bangkok Expressway & Metro PCL	217,600	48,136
Berli Jucker PCL	28,600	38,709
BTS Group Holdings Public Co. Ltd.	314,300	77,303
		226,869
Information Technology (0.1%):
Delta Electronics Thailand Public Co. Ltd.	17,600	44,825

Materials (0.7%):
Indorama Ventures Public Co. Ltd.	35,200	36,116

See notes to schedules of investments.

Security Description	Shares	Value
PTT Global Chemical Public Co. Ltd.	28,600	$60,978
The Siam Cement Public Co. Ltd.	6,600	103,737
		200,831
Real Estate (0.4%):
Central Pattana Public Co. Ltd.	35,200	58,144
Land & Houses Public Co. Ltd.	197,800	56,134
		114,278
Telecommunication Services (0.6%):
Advanced Info Service Public Co. Ltd.	13,200	68,390
Intouch Holdings Public Co. Ltd.	48,400	78,540
Total Access Communication Public Co. Ltd.	28,600	36,628
True Corp. PCL	91	18
		183,576
Utilities (0.7%):
Electricity Generating Public Co. Ltd.	17,600	109,629
Glow Energy Public Co. Ltd.	39,600	95,092
		204,721
		1,875,432
Turkey (3.0%):
Consumer Discretionary (0.6%):
Arcelik AS	9,366	58,444
Ford Otomotiv Sanayi AS	5,452	53,448
Tofas Turk Otomobil Fabrikasi AS	6,815	51,083
		162,975
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS	3,935	60,573

Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	2,418	60,061

Financials (1.1%):
Akbank TAS	20,314	47,717
Haci Omer Sabanci Holding AS	19,941	54,913
Turkiye Garanti Bankasi AS	20,248	49,401
Turkiye Halk Bankasi AS	13,191	37,669
Turkiye Is Bankasi	29,196	53,304
Turkiye Vakiflar Bankasi T.A.O.	29,768	43,938
Yapi ve Kredi Bankasi AS (a)	42,124	44,080
		331,022
Industrials (0.6%):
Aselsan Elektronik Sanayi ve Ticaret AS	11,498	53,795
Enka Insaat ve Sanayi AS	34,144	57,354
KOC Holding AS	12,993	54,922
		166,071
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	26,184	42,542

Telecommunication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	20,314	66,960
		890,204
United Arab Emirates (1.7%):
Financials (0.6%):
Abu Dhabi Commercial Bank PJSC	24,689	45,715

See notes to schedules of investments.

Security Description	Shares	Value
Dubai Islamic Bank PJSC	45,948	$70,066
National Bank of Abu Dhabi PJSC	18,533	51,727
		167,508
Industrials (0.1%):
DP World Ltd.	1,957	42,076

Real Estate (0.8%):
Aldar Properties PJSC	86,269	53,090
DAMAC Properties Dubai Co. PJSC	76,442	58,699
Emaar Malls Group PJSC	80,685	58,002
Emaar Properties PJSC	26,250	52,180
		221,971
Telecommunication Services (0.2%):
Emirates Telecom Group Co.	13,719	67,430
		498,985
Total Common Stocks (Cost $27,986,586)		29,417,942

Rights (0.0%)(e)
Russian Federation (0.0%):(e)
Utilities (0.0%):(e)
Rosseti PJSC Expires 4/03/17 @ $1.04(c)	40,687	—
South Africa (0.0%):(e)
Health Care (0.0%):(e)
Life Healthcare Group Holdings Ltd. Expires 4/14/17 @ $24.50(b)	9,405	3,158
Total Rights (Cost $52)		3,158

Total Investments (Cost $27,986,638) — 99.4%		29,421,100
Other assets in excess of liabilities — 0.6%		171,830
NET ASSETS - 100.00%		$29,592,930

(a)	Non-income producing security.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $476,020 and amounted to 1.6% of net assets.

(c)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund’s net assets as of March 31, 2017.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, illiquid securities were 0.3% of the Fund’s net assets.
(e)	Amount represents less than 0.05% of net assets.

PLC—Public Liability Co.

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Mini MSCI Emerging Markets Index Futures	1	6/16/17	$48,070	$(659)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (15.8%):
Best Buy Co., Inc.	12,718	$625,090
Cinemark Holdings, Inc.	24,786	1,099,011
Coach, Inc.	22,007	909,550
Darden Restaurants, Inc.	13,799	1,154,562
General Motors Co.	20,588	727,992
Genuine Parts Co.	11,782	1,088,775
Kohl’s Corp.	11,094	441,652
L Brands, Inc.	12,063	568,167
Las Vegas Sands Corp.	12,317	702,931
Leggett & Platt, Inc.	22,564	1,135,420
Macy’s, Inc.	16,344	484,436
McDonald’s Corp.	11,670	1,512,548
Polaris Industries, Inc.	7,100	594,980
Target Corp.	14,133	780,001
The Gap, Inc.	19,582	475,647
The Interpublic Group of Co., Inc.	38,849	954,520
VF Corp.	16,222	891,723
Viacom, Inc., Class B	16,125	751,748
Yum! Brands, Inc.	19,063	1,218,126
		16,116,879
Consumer Staples (12.3%):
Altria Group, Inc.	18,713	1,336,482
Archer-Daniels-Midland Co.	19,412	893,728
General Mills, Inc.	18,423	1,087,142
Kimberly-Clark Corp.	9,927	1,306,691
PepsiCo, Inc.	14,822	1,657,989
Philip Morris International, Inc.	10,700	1,208,030
Pilgrim’s Pride Corp.	30,840	694,054
The Coca-Cola Co.	36,377	1,543,840
The Procter & Gamble Co.	15,794	1,419,091
Wal-Mart Stores, Inc.	19,924	1,436,122
		12,583,169
Electric Utilities (13.6%):
Alliant Energy Corp.	27,881	1,104,366
Avangrid, Inc.	25,108	1,073,116
Eversource Energy	20,790	1,222,036
Exelon Corp.	25,853	930,191
Great Plains Energy, Inc.	43,434	1,269,141
NextEra Energy, Inc.	8,745	1,122,596
OGE Energy Corp.	30,743	1,075,390
PG&E Corp.	18,645	1,237,282
Pinnacle West Capital Corp.	15,096	1,258,704
PPL Corp.	32,547	1,216,932
The Southern Co.	26,661	1,327,185
Xcel Energy, Inc.	27,177	1,208,018
		14,044,957
Energy (4.4%):
Exxon Mobil Corp.	15,539	1,274,354
Marathon Petroleum Corp.	11,966	604,762
ONEOK, Inc.	13,634	755,869

See notes to schedules of investments.

Security Description	Shares	Value
Phillips 66	14,247	$1,128,647
Valero Energy Corp.	11,598	768,831
		4,532,463
Financials (13.4%):
Arthur J. Gallagher & Co.	23,703	1,340,167
Cincinnati Financial Corp.	16,652	1,203,440
CME Group, Inc.	9,484	1,126,700
CNA Financial Corp.	22,755	1,005,088
Invesco Ltd.	20,204	618,849
New York Community Bancorp, Inc.	65,252	911,570
Old Republic International Corp.	51,709	1,059,000
PacWest Bancorp	13,145	700,103
People’s United Financial, Inc.	50,493	918,973
Principal Financial Group, Inc.	13,452	848,956
Prudential Financial, Inc.	7,622	813,115
T. Rowe Price Group, Inc.	13,082	891,538
TFS Financial Corp.	81,334	1,351,772
Wells Fargo & Co.	15,928	886,552
		13,675,823
Health Care (5.9%):
AbbVie, Inc.	14,641	954,008
Bristol-Myers Squibb Co.	9,936	540,320
Gilead Sciences, Inc.	11,585	786,853
Johnson & Johnson	13,719	1,708,701
Merck & Co., Inc.	14,159	899,663
Pfizer, Inc.	34,367	1,175,695
		6,065,240
Industrials (7.4%):
Cummins, Inc.	5,481	828,727
Eaton Corp. PLC	12,210	905,372
Emerson Electric Co.	15,417	922,862
KAR Auction Services, Inc.	25,127	1,097,296
Lockheed Martin Corp.	4,440	1,188,144
Macquarie Infrastructure Corp.	13,871	1,117,725
Nielsen Holdings PLC	16,521	682,483
TransDigm Group, Inc.	3,291	724,547
		7,467,156
Information Technology (9.1%):
CA, Inc.	33,112	1,050,313
Cisco Systems, Inc.	38,193	1,290,923
HP, Inc.	42,517	760,204
Intel Corp.	29,740	1,072,722
International Business Machines Corp.	7,100	1,236,393
Leidos Holdings, Inc.	9,219	471,460
Maxim Integrated Products, Inc.	20,441	919,027
Paychex, Inc.	19,862	1,169,872
QUALCOMM, Inc.	11,812	677,300
Xerox Corp.	88,897	652,504
		9,300,718
Materials (3.0%):
International Paper Co.	18,096	918,915

See notes to schedules of investments.

Security Description	Shares	Value
LyondellBasell Industries NV, Class A	9,057	$825,908
Sonoco Products Co.	24,241	1,282,834
		3,027,657
Multi-Utilities (11.3%):
Ameren Corp.	21,578	1,177,943
CMS Energy Corp.	27,286	1,220,775
Consolidated Edison, Inc.	15,143	1,176,005
Dominion Resources, Inc.	15,036	1,166,343
DTE Energy Co.	12,319	1,257,892
NiSource, Inc.	46,743	1,112,016
SCANA Corp.	15,499	1,012,860
Sempra Energy	9,775	1,080,138
Vectren Corp.	19,748	1,157,430
WEC Energy Group, Inc.	19,294	1,169,795
		11,531,197
Telecommunication Services (3.2%):
AT&T, Inc.	31,047	1,290,003
CenturyLink, Inc.	30,348	715,302
Verizon Communications, Inc.	26,075	1,271,156
		3,276,461
Total Common Stocks (Cost $98,569,387)		101,621,720

Total Investments (Cost $98,569,387) — 99.4%		101,621,720
Other assets in excess of liabilities — 0.6%		630,123
NET ASSETS - 100.00%		$102,251,843

PLC—Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	4	6/16/17	$471,840	$(1,011)

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (18.9%):
American Eagle Outfitters, Inc.	16,705	$234,370
Bob Evans Farms, Inc.	4,265	276,671
Brinker International, Inc.	7,262	319,238
Capella Education Co.	3,217	273,525
Chico’s FAS, Inc.	15,623	221,847
Dineequity, Inc.	6,278	341,648
DSW, Inc., Class A	11,036	228,224
Ethan Allen Interiors, Inc.	8,233	252,341
GameStop Corp., Class A	8,774	197,854
HSN, Inc.	5,873	217,888
Ilg, Inc.	21,702	454,873
MDC Holdings, Inc.	10,684	321,055
Movado Group, Inc.	9,495	236,900
New Media Investment Group, Inc.	17,613	250,281
Planet Fitness, Inc., Class A	10,529	202,894
Sonic Corp.	9,124	231,385
Sturm Ruger & Co.	4,504	241,189
Superior Industries International, Inc.	9,422	238,848
The Buckle, Inc.	11,886	221,080
The Cato Corp., Class A	9,001	197,662
Wingstop, Inc.	9,662	273,241
World Wrestling Entertainment, Inc.	13,849	307,725
		5,740,739
Consumer Staples (9.7%):
B&G Foods, Inc.	6,812	274,183
Dean Foods Co.	15,110	297,063
John B. Sanfilippo & Son, Inc.	3,156	230,988
Medifast, Inc.	10,333	458,475
National Beverage Corp.	3,860	326,286
Nu Skin Enterprises, Inc., Class A	4,540	252,152
Sanderson Farms, Inc.	3,420	355,132
Vector Group Ltd.	23,347	485,618
Weis Markets, Inc.	4,814	287,155
		2,967,052
Financials (23.7%):
AMERISAFE, Inc.	5,317	345,073
Artisan Partners Asset Management, Class A	10,801	298,108
Capitol Federal Financial, Inc.	35,305	516,512
Cohen & Steers, Inc.	9,472	378,595
Columbia Banking System, Inc.	8,293	323,344
FBL Financial Group, Inc., Class A	4,557	298,256
Federated Investors, Inc., Class B	11,335	298,564
Glacier Bancorp, Inc.	9,243	313,615
Greenhill & Co., Inc.	8,061	236,187
Janus Capital Group, Inc.	22,046	291,007
Moelis & Co., Class A	6,833	263,071
Old National Bancorp	20,200	350,470
Onebeacon Insurance Group, Ltd.	22,831	365,296
Park National Corp.	3,079	323,911
Provident Financial Services, Inc.	15,643	404,372
RLI Corp.	5,777	346,736

See notes to schedules of investments.

Security Description	Shares	Value
Safety Insurance Group, Inc.	7,671	$537,737
Southside Bancshares, Inc.	8,836	296,625
Trustmark Corp.	11,213	356,460
Virtu Financial, Inc.	16,823	285,991
Waddell & Reed Financial, Inc., Class A	11,555	196,435
WisdomTree Investments, Inc.(a)	17,843	162,014
		7,188,379
Health Care (3.9%):
Meridian Bioscience, Inc.	16,662	229,936
National Healthcare Corp.	6,693	477,211
Owens & Minor, Inc.	13,367	462,498
		1,169,645
Industrials (15.4%):
Aircastle Ltd.	10,887	262,703
American Railcar Industries, Inc.	6,417	263,739
Brady Corp., Class A	9,260	357,898
Douglas Dynamics, Inc.	6,848	209,891
GATX Corp.	4,775	291,084
H&E Equipment Services, Inc.	6,065	148,714
Herman Miller, Inc.	8,753	276,157
Hillenbrand, Inc.	9,292	333,118
HNI Corp.	3,719	171,409
Insteel Industries, Inc.	5,874	212,286
Knoll, Inc.	10,946	260,624
Matson, Inc.	6,477	205,710
McGrath RentCorp	9,772	328,046
Mobile Mini, Inc.	6,813	207,797
National Presto Industries, Inc.	3,984	407,165
Steelcase, Inc., Class A	15,224	255,002
The Greenbrier Cos., Inc.	4,480	193,088
West Corp.	12,141	296,483
		4,680,914
Information Technology (6.6%):
AVX Corp.	27,786	455,135
Forrester Research, Inc.	8,321	330,760
ManTech International Corp., Class A	8,195	283,793
Monotype Imaging Holdings, Inc.	10,611	213,281
MTS Systems Corp.	7,343	404,232
NIC, Inc.	17,268	348,814
		2,036,015
Materials (7.1%):
Compass Minerals International, Inc.	5,754	390,408
Domtar Corp.	7,810	285,221
Futurefuel Corp.	16,218	229,971
Innophos Holdings, Inc.	5,294	285,718
Kaiser Aluminum Corp.	3,475	277,653
Rayonier Advanced Materials, Inc.	11,563	155,522
Schweitzer-Mauduit International, Inc.	7,842	324,816
Tredegar Corp.	11,628	204,071
		2,153,380

See notes to schedules of investments.

Security Description	Shares	Value
Real Estate (1.8%):
HFF, Inc., Class A	9,042	$250,192
The Rmr Group, Inc.	5,950	294,525
		544,717
Telecommunication Services (1.0%):
Cogent Communications Holdings, Inc.	7,243	311,811

Utilities (11.3%):
8point3 Energy Partners, LP	24,259	329,195
American States Water Co.	8,501	376,595
Avista Corp.	11,328	442,358
Connecticut WTR Service, Inc.	6,153	327,032
Middlesex Water Co.	7,795	288,025
NorthWestern Corp.	8,133	477,408
Otter Tail Corp.	9,804	371,572
PNM Resources, Inc.	11,331	419,247
Unitil Corp.	8,913	401,352
		3,432,784
Total Common Stocks (Cost $29,460,312)		30,225,436

Collateral for Securities Loaned (0.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(b)	63,442	63,442
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(b)	17,452	17,452
Total Collateral for Securities Loaned (Cost $80,894)		80,894

Total Investments (Cost $29,541,206) — 99.7%		30,306,330
Other assets in excess of liabilities — 0.3%		79,880
NET ASSETS - 100.00%		$30,386,210

(a)	All or a portion of this security is on loan.
(b)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LP—Limited Partnership

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	2	6/16/17	$138,440	$1,274

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Australia (14.6%):
Consumer Discretionary (0.7%):
Crown Resorts Ltd.	22,155	$199,849

Energy (1.0%):
Woodside Petroleum Ltd.	11,441	280,336

Financials (9.1%):
Asx Ltd.	9,345	360,313
Australia & New Zealand Banking Group Ltd.	14,601	354,865
Commonwealth Bank of Australia	6,016	394,759
Insurance Australia Group Ltd.	68,340	315,799
Macquarie Group Ltd.	3,853	265,452
QBE Insurance Group Ltd.	20,178	198,661
Suncorp Group Ltd.	32,311	326,012
Westpac Banking Corp.	12,928	346,198
		2,562,059
Industrials (1.5%):
Aurizon Holdings Ltd.	72,633	291,256
Cimic Group Ltd.	4,901	134,500
		425,756
Telecommunication Services (1.2%):
Telstra Corp. Ltd.	95,971	341,591

Utilities (1.1%):
AGL Energy Ltd.	15,277	307,701
		4,117,292
Belgium (1.3%):
Telecommunication Services (1.3%):
Proximus SADP	12,083	379,128

Canada (13.4%):
Consumer Discretionary (1.7%):
Shaw Communications, Inc., Class B	23,461	486,440

Energy (2.4%):
Inter Pipeline Ltd.	16,476	347,313
Pembina Pipeline Corp.	10,661	337,862
		685,175
Financials (1.4%):
IGM Financial, Inc.	12,817	382,283

Materials (0.7%):
Potash Corp. of Saskatchewan, Inc.	11,098	189,627

Telecommunication Services (4.0%):
BCE, Inc.	13,491	597,390
TELUS Corp.	16,775	544,617
		1,142,007
Utilities (3.2%):
Canadian Utilities Ltd., Class A	14,156	414,769
Hydro One Ltd. (a)	26,899	490,562
		905,331
		3,790,863

See notes to schedules of investments.

Security Description	Shares	Value
Denmark (1.1%):
Industrials (1.1%):
ISS A/S	8,078	$305,501

Finland (1.0%):
Financials (1.0%):
Sampo Oyj, Class A	5,823	276,159

France (5.8%):
Consumer Discretionary (0.9%):
Vivendi Universal SA	13,615	264,684

Energy (1.0%):
Total SA	5,604	283,437

Financials (1.3%):
Credit Agricole SA	14,002	189,687
Natixis SA	26,573	163,723
		353,410
Utilities (2.6%):
Electricite de France SA	20,363	171,424
Suez Environnement Co.	18,091	285,702
Veolia Environnement SA	14,725	275,818
		732,944
		1,634,475
Germany (3.8%):
Consumer Discretionary (2.7%):
Bayerische Motoren Werke AG	2,693	245,638
Daimler AG, Registered Shares	3,484	257,174
ProSiebenSat.1 Media SE	6,041	267,456
		770,268
Materials (1.1%):
Evonik Industries AG	9,407	306,703
		1,076,971
Hong Kong (11.5%):
Consumer Discretionary (0.7%):
Chow Tai Fook Jewellery Group Ltd.	202,800	197,025

Financials (2.7%):
BOC Hong Kong Holdings Ltd.	67,500	275,774
Hang Seng Bank	23,700	480,630
		756,404
Industrials (2.4%):
MTR Corp. Ltd.	76,000	426,878
Nws Holdings Ltd.	135,000	246,330
		673,208
Real Estate (3.8%):
Hang Lung Properties Ltd.	101,000	262,530
New World Development Co. Ltd.	186,000	228,811
Sino Land Co. Ltd.	136,000	238,354

See notes to schedules of investments.

Security Description	Shares	Value
Swire Pacific Ltd., Class A	34,000	$339,506
		1,069,201
Utilities (1.9%):
China Resources Power Holdings Co. Ltd.	136,000	245,354
Power Assets Holdings Ltd.	34,000	293,130
		538,484
		3,234,322
Italy (4.8%):
Energy (0.9%):
Snam SpA	59,676	258,063

Financials (1.0%):
Assicurazioni Generali SpA	9,626	152,994
Intesa Sanpaolo SpA	48,215	130,944
		283,938
Industrials (1.0%):
Atlantia SpA	10,518	271,513

Utilities (1.9%):
Enel SpA	55,385	260,776
Terna Rete Elettrica Nazionale SpA	56,024	277,888
		538,664
		1,352,178
Japan (2.6%):
Consumer Discretionary (0.8%):
Nissan Motor Co. Ltd.	23,700	228,568

Information Technology (1.8%):
Canon, Inc.	6,800	212,046
Oracle Corp. Japan	5,100	291,402
		503,448
		732,016
Netherlands (2.6%):
Consumer Staples (1.0%):
Koninklijke Ahold Delhaize NV	13,446	287,718

Financials (0.8%):
NN Group NV	6,715	218,361

Telecommunication Services (0.8%):
Koninklijke KPN NV	76,522	230,430
		736,509
Norway (1.9%):
Consumer Staples (0.8%):
Marine Harvest ASA	15,681	239,169

Financials (1.1%):
Gjensidige Forsikring ASA	19,474	296,793
		535,962
Portugal (0.9%):
Utilities (0.9%):
EDP - Energias de Portugal SA	77,952	264,006

See notes to schedules of investments.

Security Description	Shares	Value
Singapore (4.9%):
Industrials (3.7%):
Keppel Corp. Ltd.	55,700	$276,409
Singapore Airlines Ltd.	60,800	437,795
Singapore Technologies Engineering Ltd.	121,600	324,325
		1,038,529
Telecommunication Services (1.2%):
Singapore Telecommunications Ltd.	126,600	354,860
		1,393,389
Spain (8.6%):
Energy (0.8%):
Repsol SA	14,288	220,614

Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA	23,527	182,450

Industrials (3.0%):
Abertis Infraestructuras SA	22,517	362,685
ACS, Actividades de Construccion y Servicios SA	6,934	235,911
Ferrovial SA	12,706	254,264
		852,860
Telecommunication Services (0.7%):
Telefonica SA	17,300	193,489

Utilities (3.5%):
Endesa SA	14,187	333,386
Gas Natural SDG SA	13,766	301,614
Red Electrica Corp. SA	17,586	337,662
		972,662
		2,422,075
Sweden (1.8%):
Consumer Discretionary (0.9%):
Hennes & Mauritz AB	9,098	232,582

Financials (0.9%):
Nordea Bank AB	22,829	260,709
		493,291
Switzerland (5.4%):
Consumer Discretionary (0.8%):
Garmin Ltd.	4,039	206,433

Financials (2.9%):
Swiss Re AG	3,783	339,805
UBS Group AG, Registered Shares	11,398	182,455
Zurich Insurance Group AG	1,114	297,467
		819,727
Telecommunication Services (1.7%):
Swisscom AG	1,047	483,142
		1,509,302
United Kingdom (13.1%):
Consumer Discretionary (3.0%):
InterContinental Hotels Group PLC	6,116	299,410

See notes to schedules of investments.

Security Description	Shares	Value
ITV PLC	54,872	$150,467
Next PLC	3,159	170,954
Persimmon PLC	4,139	108,572
Taylor Wimpey PLC	43,671	105,638
		835,041
Consumer Staples (2.8%):
Coca-Cola European Partners PLC	7,074	266,619
Imperial Tobacco Group PLC	6,268	303,632
Sainsbury (J) PLC	70,432	233,191
		803,442
Energy (0.9%):
Royal Dutch Shell PLC, Class A	10,052	263,930

Financials (1.0%):
Legal & General Group PLC	46,036	142,616
Standard Life PLC	34,413	152,907
		295,523
Materials (0.7%):
Rio Tinto PLC	4,595	184,743

Telecommunication Services (0.5%):
BT Group PLC	37,623	149,968

Utilities (4.2%):
Centrica PLC	93,796	254,970
National Grid PLC	26,186	332,459
SSE PLC	14,343	265,198
United Utilities Group PLC	25,713	320,011
		1,172,638
		3,705,285
Total Common Stocks (Cost $27,498,069)		27,958,724

Total Investments (Cost $27,498,069) — 99.1%		27,958,724
Other assets in excess of liabilities — 0.9%		252,826
NET ASSETS - 100.00%		$28,211,550

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $490,562 and amounted to 1.7% of net assets.

PLC—Public Liability Co.

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	2	6/16/17	$178,200	$2,442

See notes to schedules of investments.

Notes to Schedules of Investments
Victory Portfolios II	March 31, 2017
(Unaudited)

1. Federal Tax Information:

At March 31, 2017, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows:

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
VictoryShares US 500 Volatility Wtd ETF	$208,454,116	$10,681,799	$(2,181,159)	$8,500,640
VictoryShares US Small Cap Volatility Wtd ETF	21,881,216	1,358,768	(420,343)	938,425
VictoryShares International Volatility Wtd ETF	11,786,008	842,406	(368,445)	473,961
VictoryShares Emerging Market Volatility Wtd ETF	28,002,063	2,101,700	(682,663)	1,419,037
VictoryShares US Large Cap High Div Volatility Wtd ETF	99,082,302	4,214,759	(1,675,341)	2,539,418
VictoryShares US Small Cap High Div Volatility Wtd ETF	29,661,180	1,304,549	(659,399)	645,150
VictoryShares International High Div Volatility Wtd ETF	27,618,633	1,019,041	(678,950)	340,091
VictoryShares US 500 Enhanced Volatility Wtd ETF	296,053,709	26,669,113	(3,960,478)	22,708,635
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	396,956,564	18,358,724	(5,887,081)	12,471,643
VictoryShares US Discovery Enhanced Volatility Wtd ETF	43,175,650	4,347,155	(879,616)	3,467,539
VictoryShares Developed Enhanced Volatility Wtd ETF	47,058,842	3,105,403	(494,874)	2,610,529

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios II (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 16 funds. The accompanying Schedules of Portfolio Investments are those of the following 11 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2017
(Unaudited)

Shares of the Funds are listed and traded on NASDAQ Stock Market, LLC (“Exchange”). The Funds will issue and redeem shares of a Fund (“Shares”) at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2017
(Unaudited)

valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value the Fund’s futures position, in which case the Fund will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

A summary of the valuations as of March 31, 2017, based upon the three levels defined above, is disclosed in the table below while the breakdown, by category, of investments is included in the Schedules of Portfolio Investments:

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2017
(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
VictoryShares US 500 Volatility Wtd ETF
Common Stocks	$216,954,756	$—	$—	$—	$—	$—	$216,954,756	$—
Futures Contracts	—	(1,875)	—	—	—	—	—	(1,875)
Total	216,954,756	(1,875)	—	—	—	—	216,954,756	(1,875)

VictoryShares US Discovery Enhanced Volatility Wtd ETF
Common Stocks	46,592,746	—	—	—	—	—	46,592,746	—
Corporate Bonds	—	—	104	—	—	—	104	—
Collateral for Securities Loaned	50,339	—	—	—	—	—	50,339	—
Futures Contracts	—	2,950	—	—	—	—	—	2,950
Total	46,643,085	2,950	104	—	—	—	46,643,189	2,950

VictoryShares US 500 Enhanced Volatility Wtd ETF
Common Stocks	318,762,344	—	—	—	—	—	318,762,344	—
Futures Contracts	—	(1,960)	—	—	—	—	—	(1,960)
Total	318,762,344	(1,960)	—	—	—	—	318,762,344	(1,960)

VictoryShares Developed Enhanced Volatility Wtd ETF
Common Stocks	49,668,802	—	—	—	569	—	49,669,371	—
Futures Contracts	—	2,481	—	—	—	—	—	2,481
Total	49,668,802	2,481	—	—	569	—	49,669,371	2,481

VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	408,821,290	—	—	—	—	—	408,821,290	—
Collateral for Securities Loaned	606,917	—	—	—	—	—	606,917	—
Futures Contracts	—	(2,872)	—	—	—	—	—	(2,872)
Total	409,428,207	(2,872)	—	—	—	—	409,428,207	(2,872)

VictoryShares US Small Cap Volatility Wtd ETF
Common Stocks	22,819,606	—	—	—	—	—	22,819,606	—
Corporate Bonds	—	—	35	—	—	—	35	—
Futures Contracts	—	2,492	—	—	—	—	—	2,492
Total	22,819,606	2,492	35	—	—	—	22,819,641	2,492

VictoryShares International Volatility Wtd ETF
Common Stocks	12,259,969	—	—	—	—	—	12,259,969	—
Futures Contracts	—	2,481	—	—	—	—	—	2,481
Total	12,259,969	2,481	—	—	—	—	12,259,969	2,481

VictoryShares Emerging Market Volatility Wtd ETF
Common Stocks	29,314,400	—	—	—	103,542	—	29,417,942	—
Rights	3,158	—	—	—	—	—	3,158	—
Futures Contracts	—	(659)	—	—	—	—	—	(659)
Total	29,317,558	(659)	—	—	103,542	—	29,421,100	(659)

VictoryShares US Large Cap High Div Volatility Wtd ETF
Common Stocks	101,621,720	—	—	—	—	—	101,621,720	—
Futures Contracts	—	(1,011)	—	—	—	—	—	(1,011)
Total	101,621,720	(1,011)	—	—	—	—	101,621,720	(1,011)

VictoryShares US Small Cap High Div Volatility Wtd ETF
Common Stocks	30,225,436	—	—	—	—	—	30,225,436	—
Collateral for Securities Loaned	80,894	—	—	—	—	—	80,894	—
Futures Contracts	—	1,274	—	—	—	—	—	1,274
Total	30,306,330	1,274	—	—	—	—	30,306,330	1,274

VictoryShares International High Div Volatility Wtd ETF
Common Stocks	27,958,724	—	—	—	—	—	27,958,724	—
Futures Contracts	—	2,442	—	—	—	—	—	2,442
Total	$27,958,724	$2,442	$—	$—	$—	$—	$27,958,724	$2,442

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2017
(Unaudited)

There were no transfers between Level 1 and Level 2 as of March 31, 2017.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares Emerging Market Volatility Wtd ETF
	Common Stocks	Common Stocks
Balance as of June 30, 2016	$570	$—
Realized gain (loss)	—	—
Change in unrealized appreciation(depreciation)	(1)	(51)
Net purchases (sales)	—	51
Transfers in (out) of Level 3	—	103,542
Balance as of March 31, 2017	$569	$103,542

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2017
(Unaudited)

securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities.  As of March 31, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2017
(Unaudited)

based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of March 31, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
VictoryShares US Discovery Enhanced Volatility Wtd ETF	$48,124	$48,124	$2,215
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	594,980	594,980	11,937
VictoryShares US Small Cap High Div Volatility Wtd ETF	77,334	77,334	3,560

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N—CEN — also contain amendments to Regulation S-X which require

Notes to Schedules of Investments - continued
Victory Portfolios II	March 31, 2017
(Unaudited)

standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017.  Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Fund’ net assets or results of operations.

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The VictoryShares Developed Enhanced Volatility Wtd ETF, VictoryShares International Volatility Wtd ETF, VictoryShares Emerging Market Volatility Wtd ETF, and VictoryShares International High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolio II

By (Signature and Title)	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	May 25, 2017

By (Signature and Title)	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	May 25, 2017